UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02628

Fidelity Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Michigan Municipal
Income Fund

March 31, 2011

1.814644.106

MIR-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount	Value
Guam - 0.4%
Guam Ed. Fing. Foundation Ctfs. of Prtn.:
(Guam Pub. School Facilities Proj.) Series 2006 A, 5% 10/1/16	$ 1,045,000	$ 1,055,983
Series 2006 A, 5% 10/1/23	1,000,000	938,900
		1,994,883
Michigan - 95.5%
Algonac Cmnty. Schools Series 2008, 5.25% 5/1/28 (FSA Insured)	1,575,000	1,608,500
Allegan Pub. School District Series 2008:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570,000	1,727,408
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545,000	1,735,730
Ann Arbor Bldg. Auth. Series 2005 A:
5% 3/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,533,796
5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,564,171
Ann Arbor Econ. Dev. Corp. Ltd. Oblig. Rev. (Glacier Hills, Inc. Proj.) 8.375% 1/15/19 (Escrowed to Maturity) (c)	2,220,000	2,740,923
Bay City Gen. Oblig. Series 1991, 0% 6/1/15 (AMBAC Insured)	1,725,000	1,490,331
Brighton Area School District Livingston County Series II, 0% 5/1/15 (AMBAC Insured)	10,000,000	8,710,200
Caledonia Cmnty. Schools Counties of Kent, Allegan and Barry Series 2003:
5.25% 5/1/17	1,370,000	1,449,583
5.25% 5/1/18	1,100,000	1,159,554
Carman-Ainsworth Cmnty. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,000,000	1,094,990
5% 5/1/17 (FSA Insured)	2,065,000	2,228,734
Carrier Creek Drainage District #326 Series 2005:
5% 6/1/16 (AMBAC Insured)	1,620,000	1,784,236
5% 6/1/25 (AMBAC Insured)	1,775,000	1,848,450
Charles Stewart Mott Cmnty. College Series 2005, 5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,806,488
Charter Township of Commerce Gen. Oblig. Series 2009 B, 5.125% 12/1/38	970,000	946,817
Chelsea School District Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,720,000	1,894,580
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675,000	1,845,498
Clarkston Cmnty. Schools Series 2008:
5% 5/1/15 (FSA Insured)	1,905,000	2,060,619
5% 5/1/16 (FSA Insured)	1,855,000	2,014,678
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Comstock Park Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	$ 1,000,000	$ 1,086,500
Constantine Pub. Schools Series 2002, 5% 5/1/25	1,130,000	1,172,025
Detroit City School District:
(School Bldg. & Site Impt. Proj.) Series 2003, 5% 5/1/33	1,800,000	1,582,506
Series 2003 B, 5% 5/1/24 (FGIC Insured)	5,000,000	4,873,400
Series 2003, 5.25% 5/1/15 (FGIC Insured)	3,085,000	3,156,541
Series 2005 A, 5.25% 5/1/30	5,000,000	4,589,100
Detroit Convention Facilities Rev. (Cobo Hall Expansion Proj.) Series 2003:
5% 9/30/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,043,890
5% 9/30/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,765,000	4,938,398
Detroit Gen. Oblig.:
Series 2003 A, 5% 4/1/11 (XL Cap. Assurance, Inc. Insured)	1,430,000	1,430,000
Series 2004 B1, 5% 4/1/13 (AMBAC Insured)	2,000,000	1,944,380
Series 2004, 5% 4/1/15 (AMBAC Insured)	3,800,000	3,540,650
Series 2005 B, 5% 4/1/13 (FSA Insured)	1,830,000	1,838,912
Series 2005 C, 5% 4/1/13 (FSA Insured)	1,995,000	2,004,716
Detroit Swr. Disp. Rev.:
Series 1998, 5.5% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050,000	3,234,495
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,700,000	2,760,615
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	2,600,000	2,971,956
Series 2003, 5% 7/1/32 (FSA Insured)	535,000	466,723
Series 2006:
5% 7/1/15 (FGIC Insured)	1,085,000	1,146,346
5% 7/1/36	7,800,000	6,782,568
Series A, 0% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,730,000	5,942,388
Detroit Wtr. Supply Sys. Rev.:
Series 1993, 6.5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,340,000	7,013,752
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	4,321,050
Series 2004:
5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	5,024,750
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Detroit Wtr. Supply Sys. Rev.: - continued
Series 2004:
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,000,000	$ 1,050,770
5.25% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,069,180
5.25% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,035,000	6,086,720
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,800,000	2,673,608
Series 2006 B, 7% 7/1/36 (FSA Insured)	2,700,000	3,002,913
Series 2006, 5% 7/1/33 (FSA Insured)	5,000,000	4,351,300
DeWitt Pub. Schools Gen. Oblig. Series 2008:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,635,613
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,550,000	1,726,344
Dexter Cmnty. Schools:
(School Bldg. and Site Proj.) Series 1998, 5.1% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,074,160
Series 2003, 5% 5/1/18 (Liquidity Facility Sumitomo Bank Lease Fin., Inc. (SBLF))	1,955,000	2,064,030
Durand Area Schools Gen. Oblig. Series 2006:
5% 5/1/27 (FSA Insured)	1,225,000	1,268,181
5% 5/1/28 (FSA Insured)	1,250,000	1,287,738
5% 5/1/29 (FSA Insured)	1,275,000	1,305,906
East Grand Rapids Pub. School District Gen. Oblig. Series 2004:
5% 5/1/16 (FSA Insured)	1,425,000	1,536,706
5% 5/1/17 (FSA Insured)	1,985,000	2,117,479
East Lansing School District Gen. Oblig. Series 2005, 5% 5/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,530,000	3,540,166
Farmington Pub. School District Gen. Oblig. Series 2005, 5% 5/1/18 (FSA Insured)	4,500,000	4,873,005
Fenton Area Pub. Schools Gen. Oblig. Series 2005, 5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,775,000	1,938,992
Ferris State Univ. Rev. Series 2005:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255,000	1,338,834
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,320,000	1,387,597
Fraser Pub. School District Series 2005:
5% 5/1/16 (FSA Insured)	1,055,000	1,155,636
5% 5/1/17 (FSA Insured)	1,615,000	1,742,407
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Garden City School District:
Series 2005:
5% 5/1/14 (FSA Insured)	$ 1,210,000	$ 1,325,966
5% 5/1/17 (FSA Insured)	1,390,000	1,485,882
Series 2006, 5% 5/1/19 (FSA Insured)	1,205,000	1,274,529
Genesee County Gen. Oblig. Series 2005:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,355,000	1,451,137
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,505,000	1,594,638
Gibraltar School District Series 2005:
5% 5/1/16 (FSA Insured)	1,230,000	1,322,152
5% 5/1/17 (FSA Insured)	1,230,000	1,305,670
Grand Ledge Pub. Schools District (School Bldg. & Site Proj.) Series 2007:
5% 5/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,207,759
5% 5/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,327,235
5% 5/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	4,280,306
Grand Rapids Cmnty. College Series 2008:
5% 5/1/17 (FSA Insured)	1,315,000	1,465,383
5% 5/1/19 (FSA Insured)	1,315,000	1,448,854
Grand Rapids Downtown Dev. Auth. Tax Increment Rev. 0% 6/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,160,000	3,151,721
Grand Rapids San. Swr. Sys. Rev.:
Series 2004, 5% 1/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,542,400
Series 2005:
5% 1/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,995,710
5.125% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,119,620
Series 2008, 5% 1/1/38	3,320,000	3,238,461
Series 2010, 5% 1/1/28	3,000,000	3,145,980
Grand Rapids Wtr. Supply Sys. Series 2005, 5% 1/1/35 (FGIC Insured)	5,000,000	4,944,800
Grand Valley Michigan State Univ. Rev.:
Series 2007, 5% 12/1/19 (AMBAC Insured)	500,000	534,060
Series 2008, 5% 12/1/33 (FSA Insured)	5,000,000	4,893,500
Series 2009, 5.625% 12/1/29	2,400,000	2,459,856
Grosse Ile Township School District Unltd. Tax Gen. Oblig. Series 2006:
5% 5/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	1,981,337
5% 5/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,950,000	1,958,600
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Harper Creek Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
4.75% 5/1/27 (FSA Insured)	$ 500,000	$ 503,865
5.25% 5/1/21 (FSA Insured)	2,000,000	2,186,100
5.25% 5/1/24 (FSA Insured)	2,100,000	2,233,644
Haslett Pub. Schools Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,202,256
Hudsonville Pub. Schools Series 2005, 5% 5/1/16 (FSA Insured)	1,000,000	1,097,830
Huron Valley School District:
Series 2003, 5.25% 5/1/16	2,450,000	2,607,707
0% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,420,000	1,398,175
Jackson County Hosp. Fin. Auth. Hosp. Rev. (Allegiance Health Proj.) Series 2010 A, 5% 6/1/37 (FSA Insured)	2,250,000	2,039,873
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. (Bronson Methodist Hosp. Proj.):
Series 2003 A, 5% 5/15/13 (FSA Insured)	2,125,000	2,242,980
Series 2003 B:
4% 5/15/12 (FSA Insured)	2,125,000	2,173,556
5% 5/15/13 (FSA Insured)	2,125,000	2,242,980
5.25% 5/15/14 (FSA Insured)	1,200,000	1,295,160
Kalamazoo Pub. Schools Series 2006:
5% 5/1/17 (FSA Insured)	3,165,000	3,395,982
5.25% 5/1/16 (FSA Insured)	1,500,000	1,661,385
Kent County Arpt. Rev. (Gerald R. Ford Int'l. Arpt. Proj.) Series 2007, 5% 1/1/37	4,180,000	4,033,073
Kent Hosp. Fin. Auth. Hosp. Facilities Rev.:
(Butterworth Hosp. Proj.) Series A, 7.25% 1/15/13 (Escrowed to Maturity) (c)	1,080,000	1,151,399
(Spectrum Health Sys. Proj.) Series 1998 A, 5.375% 1/15/12	2,505,000	2,513,367
Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (a)	3,525,000	3,938,906
L'Anse Creuse Pub. Schools Series 2005, 5% 5/1/24 (FSA Insured)	1,350,000	1,411,074
Lansing Bldg. Auth. Rev. Series 2009, 0% 6/1/12 (AMBAC Insured)	2,170,000	2,139,707
Lapeer Cmnty. Schools Series 2007:
5% 5/1/19 (FSA Insured)	1,350,000	1,429,853
5% 5/1/20 (FSA Insured)	1,425,000	1,494,084
5% 5/1/22 (FSA Insured)	1,395,000	1,450,507
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Lenawee Co. Hosp. Fin. Auth. Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 B, 6% 11/15/35	$ 3,000,000	$ 3,037,350
Lincoln Consolidated School District Series 2008:
5% 5/1/14 (FSA Insured)	1,460,000	1,588,495
5% 5/1/16 (FSA Insured)	1,425,000	1,578,644
Michigan Bldg. Auth. Rev.:
(Facilities Prog.) Series 2008 I, 6% 10/15/38	5,000,000	5,143,000
Series 1, 5.25% 10/15/16 (FSA Insured)	5,000,000	5,266,850
Series 2009 I, 5.25% 10/15/25 (Assured Guaranty Corp. Insured)	2,000,000	2,038,500
Michigan Fin. Auth. Rev. (Trinity Health Sys. Proj.) Series 2010 A, 5% 12/1/27	1,100,000	1,055,483
Michigan Gen. Oblig.:
(Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	2,840,000	2,912,732
Series 2007, 5.25% 9/15/21 (FSA Insured)	5,000,000	5,348,900
Michigan Hosp. Fin. Auth. Rev.:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F, 5% 11/15/23	7,500,000	7,604,400
(Crittenton Hosp. Proj.) Series 2002:
5.5% 3/1/13	455,000	468,013
5.5% 3/1/14	1,300,000	1,332,825
5.5% 3/1/15	1,985,000	2,031,191
(Genesys Reg'l. Med. Hosp. Proj.) Series 1998, 5.3% 10/1/11 (Escrowed to Maturity) (c)	350,000	351,222
(Henry Ford Health Sys. Proj.):
Series 2006 A:
5% 11/15/12	1,485,000	1,559,606
5% 11/15/14	1,000,000	1,072,190
5% 11/15/17	1,000,000	1,053,890
Series 2009, 5.25% 11/15/24	3,000,000	2,956,830
(McLaren Health Care Corp. Proj.) Series 2008 A:
5.25% 5/15/15	1,615,000	1,784,123
5.75% 5/15/38	6,880,000	6,768,131
(Mercy Health Svcs. Proj.):
Series 1996 R, 5.375% 8/15/26 (Escrowed to Maturity) (c)	2,500,000	2,504,975
Series 1996:
5.375% 8/15/16 (Escrowed to Maturity) (c)	2,500,000	2,507,400
5.375% 8/15/26 (Escrowed to Maturity) (c)	2,450,000	2,454,876
(MidMichigan Obligated Group Proj.):
Series 2002 A, 5.5% 4/15/18 (AMBAC Insured)	2,000,000	2,024,460
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Hosp. Fin. Auth. Rev.: - continued
(MidMichigan Obligated Group Proj.):
Series 2009 A, 6.125% 6/1/39	$ 3,740,000	$ 3,743,179
(Oakwood Hosp. Proj.) Series 2007, 5% 7/15/17	1,000,000	1,044,810
(Oakwood Obligated Group Proj.) Series 2003, 5.5% 11/1/11	3,000,000	3,066,330
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity) (c)	260,000	277,404
(Sparrow Hosp. Obligated Group Proj.) Series 2007:
5% 11/15/17	535,000	557,577
5% 11/15/18	725,000	748,004
5% 11/15/19	1,000,000	1,016,830
5% 11/15/20	2,000,000	2,013,320
5% 11/15/31	5,000,000	4,398,750
(Trinity Health Sys. Proj.):
Series 2002 C, 5.375% 12/1/30	1,095,000	1,059,445
Series 2006 A, 5% 12/1/26	4,555,000	4,415,253
Series 2008 A, 6.5% 12/1/33	5,000,000	5,257,550
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010, 5% 10/1/30	4,850,000	4,960,338
(Clean Wtr. Proj.) Series 2004, 5% 10/1/26	4,925,000	5,101,709
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	7,300,000	7,574,334
(Local Govt. Ln. Prog.):
Series 2007, 5% 12/1/21 (AMBAC Insured)	1,155,000	1,051,720
Series G, 0% 5/1/19 (AMBAC Insured)	1,865,000	1,219,747
(State Clean Wtr. Revolving Fund Proj.) Series 2006, 5% 10/1/27	4,225,000	4,395,437
Series 2001, 5% 10/1/23	5,000,000	5,086,150
Series 2002, 5.375% 10/1/19	2,005,000	2,109,220
Series 2005, 5% 10/1/23	385,000	416,801
Series 2009, 5% 10/1/26	5,000,000	5,286,800
Series C, 0% 6/15/15 (FSA Insured)	3,000,000	2,701,980
Michigan Strategic Fund Ltd. Oblig. Rev. (Detroit Edison Co. Proj.):
Series 1999 A, 5.55% 9/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,000,000	978,520
Series BB, 7% 5/1/21 (AMBAC Insured)	8,520,000	9,717,391
Michigan Technological Univ. Series 2008, 5.25% 10/1/17 (Assured Guaranty Corp. Insured)	1,875,000	2,139,863
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007, 6% 6/1/34	3,000,000	2,200,470
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Trunk Line Fund Rev.:
Series 1998 A, 5.5% 11/1/16	$ 3,000,000	$ 3,443,490
Series 2002 B, 5.25% 10/1/16 (FSA Insured)	3,000,000	3,150,000
Series 2006, 5.25% 11/1/15 (FGIC Insured)	5,000,000	5,655,150
Montague Pub. School District Series 2001:
5.5% 5/1/16	430,000	437,078
5.5% 5/1/17	430,000	436,312
5.5% 5/1/19	430,000	434,597
New Lothrop Area Pub. Schools Gen. Oblig. Series 2006, 5% 5/1/35 (FSA Insured)	1,000,000	991,660
North Kent Swr. Auth. Wtr. & Swr. Rev. Series 2006:
5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	420,000	452,735
5% 11/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490,000	524,089
5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645,000	1,733,106
5% 11/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,290,000	1,349,895
Northview Pub. Schools District Series 2008, 5% 5/1/21 (FSA Insured)	1,070,000	1,132,616
Northville Pub. Schools Series 2005:
5% 5/1/15 (FSA Insured)	1,525,000	1,706,856
5% 5/1/16 (FSA Insured)	1,475,000	1,616,910
5% 5/1/17 (FSA Insured)	3,675,000	3,959,629
Okemos Pub. School District Series 1993:
0% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	2,457,650
0% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700,000	1,627,308
Olivet Cmnty. School District (School Bldg. & Site Proj.) Series 2008:
5.25% 5/1/23 (FSA Insured)	1,010,000	1,083,215
5.25% 5/1/27 (FSA Insured)	1,135,000	1,188,141
Ottawa County Wtr. Supply Sys. Rev. Series 2010:
4.5% 5/1/33	2,680,000	2,592,471
5% 5/1/37	1,100,000	1,096,777
Petoskey Pub. School District Series 2005:
5% 5/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,430,000	1,560,774
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,175,000	1,288,517
Plainwell Cmnty. School District:
(School Bldg. & Site Proj.):
Series 2002, 5.5% 5/1/14	1,000,000	1,068,710
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Plainwell Cmnty. School District: - continued
(School Bldg. & Site Proj.):
Series 2008:
5% 5/1/23 (Assured Guaranty Corp. Insured)	$ 1,885,000	$ 1,982,266
5% 5/1/28 (Assured Guaranty Corp. Insured)	1,000,000	1,023,880
Series 2005:
5% 5/1/15 (FSA Insured)	1,030,000	1,139,613
5% 5/1/16 (FSA Insured)	1,025,000	1,103,823
Plymouth-Canton Cmnty. School District Series 2008, 5% 5/1/20 (FSA Insured)	5,000,000	5,280,000
Portage Pub. Schools Series 2008, 5% 5/1/22 (FSA Insured)	4,300,000	4,481,761
Ravenna Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) Series 2008:
5% 5/1/31 (FSA Insured)	2,080,000	2,077,296
5% 5/1/38 (FSA Insured)	1,000,000	939,340
Riverview Cmnty. School District Series 2004:
5% 5/1/14	655,000	714,900
5% 5/1/15	955,000	1,039,346
5% 5/1/17	1,000,000	1,073,160
5% 5/1/18	1,000,000	1,066,740
Rochester Cmnty. School District 5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,475,000	1,587,454
Rockford Pub. Schools Gen. Oblig. (2008 School Bldg. and Site Proj.) 5% 5/1/30 (FSA Insured)	3,975,000	3,996,028
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series 2009 V:
8% 9/1/29	1,750,000	1,957,760
8.25% 9/1/39	3,100,000	3,500,024
Series M, 5.25% 11/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,748,480
Saginaw Hosp. Fin. Auth. Hosp. Rev. (Covenant Med. Ctr., Inc.) Series 2010 H, 5% 7/1/30	5,000,000	4,443,450
Saint Clair County Gen. Oblig. Series 2004:
5% 4/1/17 (AMBAC Insured)	1,380,000	1,486,191
5% 4/1/19 (AMBAC Insured)	1,475,000	1,567,424
Shepherd Pub. Schools Series 2008, 5% 5/1/17 (FSA Insured)	1,025,000	1,147,057
South Haven Gen. Oblig. Series 2009:
4.875% 12/1/28 (Assured Guaranty Corp. Insured)	2,500,000	2,570,075
5.125% 12/1/33 (Assured Guaranty Corp. Insured)	1,000,000	1,017,060
South Redford School District Series 2005, 5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125,000	1,234,609
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Taylor City Bldg. Auth. County of Wayne Bldg. Auth. Pub. Facilities Series 2003, 5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,735,000	$ 1,790,242
Three Rivers Cmnty. Schools Series 2008:
5% 5/1/14 (FSA Insured)	1,765,000	1,925,844
5% 5/1/16 (FSA Insured)	1,750,000	1,942,203
Troy School District:
Series 2006:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,115,920
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,124,470
5% 5/1/15	2,135,000	2,313,593
Univ. of Michigan Univ. Rev. Series 2010 C, 5% 4/1/26	6,085,000	6,479,125
Utica Cmnty. Schools:
Series 2004, 5% 5/1/17	3,000,000	3,219,810
Series 2007:
5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,119,660
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,236,760
Waverly Cmnty. School District Series 2005, 5% 5/1/17 (FSA Insured)	3,090,000	3,412,503
Wayne Charter County Gen. Oblig. Series 2001 A, 5.5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,012,370
Western Michigan Univ. Rev.:
Series 2005, 5% 11/15/35 (FGIC Insured)	5,435,000	5,133,521
Series 2008, 5% 11/15/20 (FSA Insured)	5,280,000	5,577,000
Williamston Cmnty. Schools Gen. Oblig. Series 2005, 5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,075,710
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/17 (FSA Insured)	1,875,000	2,013,244
Wyoming Sewage Disp. Sys. Rev. Series 2005, 5% 6/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,001,240
Zeeland Pub. Schools:
Series 2004, 5.25% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,050,000	1,134,536
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Zeeland Pub. Schools: - continued
Series 2005:
5% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,035,000	$ 2,206,958
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	365,000	392,926
		550,013,327
Puerto Rico - 2.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,280,000	1,388,058
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series QQ, 5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,078,410
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (a)	2,000,000	2,090,260
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	12,000,000	1,520,640
0% 8/1/47 (AMBAC Insured)	1,000,000	83,620
Series 2009 A:
6% 8/1/42	4,000,000	3,938,520
6.5% 8/1/44	1,500,000	1,537,560
		11,637,068
Virgin Islands - 0.8%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,500,000	1,444,590
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - continued
Virgin Islands Pub. Fin. Auth.: - continued
Series 2009 B, 5% 10/1/25	$ 1,200,000	$ 1,162,716
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	2,200,000	1,803,054
		4,410,360
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $566,079,061)	568,055,638
NET OTHER ASSETS (LIABILITIES) - 1.3%	7,685,119
NET ASSETS - 100%	$ 575,740,757
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $566,009,633. Net unrealized appreciation aggregated $2,046,005, of which $14,715,571 related to appreciated investment securities and $12,669,566 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Minnesota
Municipal Income Fund

March 31, 2011

1.814649.106

MNF-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.4%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,500,000	$ 1,408,350
Minnesota - 96.3%
Alexandria Independent School District #206 Gen. Oblig. (Minnesota School District Cr. Enhancement Prog.) Series 2008 A, 5% 2/1/17 (FSA Insured)	1,000,000	1,137,550
Anoka-Hennepin Independent School District #11 Series 2004 B, 5% 2/1/20	1,880,000	1,913,934
Brainerd Independent School District #181 Series 2002 A:
5.375% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 8/1/12 @ 100) (c)	3,285,000	3,468,796
5.375% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 8/1/12 @ 100) (c)	4,100,000	4,329,395
5.375% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 8/1/12 @ 100) (c)	2,200,000	2,323,090
Breckenridge Gen. Oblig. (Catholic Health Initiatives Proj.) Series 2004 A, 5% 5/1/30	4,575,000	4,530,440
Brooklyn Ctr. Independent School District #286 Series 2002, 5.1% 2/1/31 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	6,000,000	6,210,960
Burnsville-Eagan-Savage Independent School District #191 Gen. Oblig. (Minnesota School Distric Cr. Enhancement Prog.) Series 2007 A, 5% 2/1/17 (FSA Insured)	525,000	589,937
Cambridge Independent School District #911 Gen. Oblig. (Minnesota School District Prog.) Series 2005 C, 5% 4/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	1,321,572
Centennial Independent School District #12 Series 2002 A, 5% 2/1/19 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	230,000	237,898
Chaska Elec. Rev. (Generating Facilities Proj.) Series 2005 A:
5.25% 10/1/20	2,000,000	2,077,640
5.25% 10/1/25	1,955,000	2,000,434
Chaska Independent School District #112 Gen. Oblig.:
(School Bldg. Proj.) Series 2007 A, 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	750,000	848,813
Series 2009 A:
4% 2/1/16	1,000,000	1,098,730
5% 2/1/17	1,000,000	1,151,610
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Duluth Econ. Dev. Auth. Health Care Facilities Rev. (Benedictine Health Sys. Saint Mary's) Series 2004:
5.25% 2/15/28 (Pre-Refunded to 2/15/14 @ 100) (c)	$ 2,350,000	$ 2,625,326
5.25% 2/15/33 (Pre-Refunded to 2/15/14 @ 100) (c)	1,035,000	1,156,261
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B:
4% 3/1/16	1,445,000	1,547,219
4% 3/1/17	1,495,000	1,593,670
4% 3/1/18	1,235,000	1,302,802
5% 3/1/30	2,770,000	2,793,268
Elk River Independent School District #728:
Series 2002 A:
5% 2/1/16 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	3,000,000	3,186,870
5.25% 2/1/18 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	3,600,000	3,838,320
Series 2004 A, 5% 2/1/17 (FGIC Insured) (Pre-Refunded to 8/1/14 @ 100) (c)	1,000,000	1,100,000
Series 2006 A, 5% 2/1/19 (FSA Insured)	3,500,000	3,779,300
Hennepin County Gen. Oblig. Series 2010 E, 5% 12/15/20	4,945,000	5,619,696
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2007 A, 5% 12/15/24	1,000,000	1,070,900
Hopkins Independent School District #270 Series 2002:
5% 2/1/16 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	1,350,000	1,396,359
5.125% 2/1/17 (FGIC Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	1,015,000	1,050,890
Jackson County Central Independent School District #2895 5% 2/1/21 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	1,220,000	1,261,895
Lake Superior Independent School District #381 Series 2002 A:
5% 4/1/15 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (c)	1,970,000	2,103,802
5% 4/1/16 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (c)	2,065,000	2,205,255
5% 4/1/17 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (c)	2,165,000	2,311,159
5% 4/1/18 (FSA Insured) (Pre-Refunded to 4/1/13 @ 100) (c)	1,260,000	1,344,811
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Lakeville Independent School District #194 Series 2002 A, 5% 2/1/22 (FGIC Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	$ 1,000,000	$ 1,061,360
Maple Grove Health Care Sys. Rev.:
(Maple Grove Hosp. Corp. Proj.) Series 2007, 5% 5/1/16	1,000,000	1,076,840
Series 2007:
5.25% 5/1/24	1,500,000	1,477,650
5.25% 5/1/25	2,000,000	1,945,640
5.25% 5/1/28	3,720,000	3,507,662
Metropolitan Council Gen. Oblig. Rev. (Wastewtr. Proj.) Series 2008 C, 5% 3/1/21	5,000,000	5,372,550
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev.:
(Children's Health Care Proj.):
Series 1995 B, 5% 8/15/25 (FSA Insured)	3,000,000	3,143,760
Series 2010 A, 5.25% 8/15/25	1,000,000	1,016,950
(Children's Hospitals and Clinics Proj.) Series 2004 A1, 5% 8/15/34 (FSA Insured)	500,000	489,845
(HealthPartners Obligated Group Proj.) Series 2003:
5.875% 12/1/29	800,000	772,264
6% 12/1/19	2,815,000	2,845,627
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2005 A:
5% 1/1/15 (AMBAC Insured)	2,000,000	2,199,120
5% 1/1/35 (AMBAC Insured)	8,500,000	7,869,300
Series 2005 C, 5% 1/1/31 (FGIC Insured)	2,090,000	2,021,114
Series 2007 A, 5% 1/1/21	5,000,000	5,253,850
Series 2007 B, 5% 1/1/18 (FGIC Insured)	2,000,000	2,171,980
Series 2008 A:
5% 1/1/13 (b)	655,000	694,890
5% 1/1/14 (b)	3,000,000	3,231,120
Series B, 5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,830,000	2,978,122
Series D, 5% 1/1/17 (b)	4,155,000	4,451,750
Minneapolis Art Ctr. Facilities Rev. (Walker Art Ctr. Proj.) Series 2001, 5.125% 7/1/21	1,250,000	1,257,850
Minneapolis Gen. Oblig. Series 2009:
4% 12/1/20	2,800,000	2,916,424
4% 12/1/21	2,330,000	2,414,649
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.):
Series 2005 D, 5% 11/15/34 (AMBAC Insured)	$ 5,120,000	$ 4,564,582
Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	3,500,000	3,694,985
Minneapolis Spl. School District #1:
Series 2005 A, 5% 2/1/17 (FSA Insured)	2,000,000	2,161,500
5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	1,020,000	1,055,027
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/21 (Assured Guaranty Corp. Insured)	2,220,000	2,474,390
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.):
Series 2008 C1:
5% 2/15/16 (Assured Guaranty Corp. Insured)	415,000	454,628
5% 2/15/30 (Assured Guaranty Corp. Insured)	3,750,000	3,686,850
5.25% 2/15/23 (Assured Guaranty Corp. Insured)	1,660,000	1,751,300
5.5% 2/15/25 (Assured Guaranty Corp. Insured)	2,500,000	2,639,725
Series 2008, 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,975,000	2,140,466
Minnesota Gen. Oblig.:
Series 2008 A, 5% 6/1/21	3,300,000	3,674,847
Series 2009 A, 5% 12/1/23	15,540,000	17,266,955
Series 2009 H, 5% 11/1/21	4,590,000	5,197,670
Series 2010 D:
5% 8/1/22	5,000,000	5,642,850
5% 8/1/23	10,000,000	11,133,400
5% 11/1/15	5,135,000	5,776,875
5% 11/1/15 (Pre-Refunded to 11/1/14 @ 100) (c)	4,865,000	5,509,515
5% 6/1/16	2,015,000	2,322,489
5% 6/1/21	8,585,000	9,369,154
5% 8/1/22	2,600,000	2,842,476
5% 11/1/24 (Pre-Refunded to 11/1/14 @ 100) (c)	9,155,000	10,367,854
5% 11/1/26	4,270,000	4,533,843
Minnesota Higher Ed. Facilities Auth. Rev.:
(College of St. Scholastica, Inc. Proj.) Series Seven-H, 5.25% 12/1/35	1,000,000	905,210
(Gustovus Adolphus College Proj.) Series Seven-B:
5% 10/1/22	2,250,000	2,369,205
5% 10/1/23	1,000,000	1,043,560
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Minnesota Higher Ed. Facilities Auth. Rev.: - continued
(Hamline Univ. Proj.) Series Seven-E:
5% 10/1/17	$ 1,565,000	$ 1,664,691
5% 10/1/19	1,000,000	1,039,960
(Macalester College Proj.) Series Six-P:
5% 3/1/21	2,315,000	2,484,690
5% 3/1/22	2,535,000	2,701,372
(St. Olaf College Proj.) Series Six-O, 5% 10/1/15	1,000,000	1,111,370
(Univ. of St. Thomas Proj.) Series Six-X, 5.25% 4/1/39	1,500,000	1,509,165
(Univ. of St. Thomas Proj.) Series Seven-A, 5% 10/1/39	1,650,000	1,618,056
(Univ. of St. Thomas Proj.) Series Six-I, 5% 4/1/23	1,000,000	1,042,520
Minnesota Muni. Pwr. Agcy. Elec. Rev.:
Series 2005, 5.25% 10/1/21	8,450,000	8,841,151
Series 2007, 5.25% 10/1/22	1,000,000	1,055,610
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Series 2005 A, 5% 3/1/21	5,060,000	5,434,086
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. Series 2004 B, 5.25% 3/1/15	2,000,000	2,289,180
Minnesota Retirement Sys. Bldg. Rev.:
5.55% 6/1/14	590,000	591,847
5.6% 6/1/15	615,000	616,900
5.65% 6/1/16	625,000	626,831
5.7% 6/1/17	900,000	902,538
5.75% 6/1/18	975,000	977,642
5.75% 6/1/19	1,050,000	1,052,720
5.8% 6/1/20	1,000,000	1,002,530
5.875% 6/1/22	2,425,000	2,430,869
Minnesota State Colleges & Univs. Board of Trustees Rev.:
Series 2005 A, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,465,000	1,598,769
Series 2009 A:
4% 10/1/17	1,445,000	1,570,469
4% 10/1/18	1,490,000	1,607,948
4% 10/1/19	1,550,000	1,651,029
4% 10/1/20	1,580,000	1,652,949
Series 2011 A, 5% 10/1/30	1,495,000	1,535,544
North Saint Paul-Maplewood-Oakdale Independent School District 622 Series 2006 B:
5% 2/1/17 (FSA Insured)	1,525,000	1,712,743
5% 8/1/17 (FSA Insured)	1,575,000	1,759,905
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Northeast Metropolitan Intermediate School District #916 Ctfs. of Prtn. Series 2004, 5% 1/1/13	$ 1,000,000	$ 1,052,750
Northern Muni. Pwr. Agcy. Elec. Sys. Rev.:
Series 2009 A, 5% 1/1/16 (Assured Guaranty Corp. Insured)	3,000,000	3,307,680
Series 2010 A1, 5% 1/1/19	3,000,000	3,241,320
Series A, 5% 1/1/18 (Assured Guaranty Corp. Insured)	3,000,000	3,298,140
Northfield Hosp. Rev. Series 2006:
5.375% 11/1/26	1,000,000	942,090
5.5% 11/1/16	1,025,000	1,067,302
Osseo Independent School District #279 Series A, 5.25% 2/1/14 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	2,100,000	2,176,398
Owatonna Pub. Utils. Commission Pub. Utils. Rev. Series 2003:
5% 1/1/13 (AMBAC Insured)	800,000	854,296
5% 1/1/15 (AMBAC Insured)	715,000	752,209
Ramsey County Gen. Oblig. Series 2003 A, 5% 2/1/18	1,530,000	1,618,189
Robbinsdale Independent School District #281 Series 2002:
5% 2/1/16 (FSA Insured)	2,410,000	2,493,989
5% 2/1/16 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	1,015,000	1,049,855
5% 2/1/17 (FSA Insured)	2,535,000	2,620,784
5% 2/1/18 (FSA Insured)	2,520,000	2,601,875
Rochester Elec. Util. Rev. Series 2007 C, 5% 12/1/30	2,000,000	2,042,320
Rochester Health Care Facilities Rev.:
(Mayo Clinic Proj.) Series 2008 E, 5% 11/15/38	4,000,000	4,005,600
(Mayo Foundation Proj.) Series 2006, 5% 11/15/36	2,000,000	2,001,680
Saint Cloud Health Care Rev. (CentraCare Health Sys. Proj.) Series 2010 A, 5.125% 5/1/30	5,000,000	4,802,800
Saint Michael Independent School District #885 Series 2002, 5% 2/1/27 (FSA Insured) (Pre-Refunded to 2/1/12 @ 100) (c)	5,500,000	5,688,870
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev.:
(Allina Health Sys. Proj.):
Series 2007 A:
5% 11/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	240,000	262,358
5% 11/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,152,122
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev.: - continued
(Allina Health Sys. Proj.):
Series 2009 A1, 5.25% 11/15/29	$ 3,000,000	$ 2,989,230
(Gillette Children's Speciality Healthcare Proj.) 5% 2/1/16	1,460,000	1,519,086
(HealthPartners Oblig. Group Proj.) Series 2006:
5% 5/15/15	250,000	260,150
5% 5/15/16	345,000	354,843
5.25% 5/15/17	590,000	604,933
5.25% 5/15/36	1,000,000	883,240
(Regions Hosp. Proj.) 5.3% 5/15/28	1,250,000	1,142,138
Series 2007 A, 5% 11/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,192,100
Saint Paul Hsg. & Redev. Auth. Hosp. Rev. (HealthEast Proj.) Series 2005, 5.25% 11/15/14	1,000,000	998,800
Saint Paul Independent School District #625:
Series 2001 C, 5% 2/1/21 (Pre-Refunded to 2/1/12 @ 100) (c)	1,000,000	1,034,340
Series 2002 A:
5% 2/1/17 (FSA Insured)	220,000	230,573
5% 2/1/18 (FSA Insured)	395,000	412,688
Series 2004 B, 5% 2/1/17 (FSA Insured)	1,300,000	1,398,540
Series 2004 C, 5% 2/1/16 (FSA Insured)	1,025,000	1,118,993
Saint Paul Port Auth. Series 2007-2, 5% 3/1/37	1,500,000	1,480,620
Saint Paul Port Auth. Lease Rev.:
(HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	2,000,000	1,794,860
(Regions Hosp. Package Proj.):
Series 1:
5% 8/1/12	410,000	410,648
5% 8/1/15	480,000	469,402
Series 2007-1:
5% 8/1/13	430,000	429,037
5% 8/1/14	455,000	450,860
5% 8/1/16	500,000	481,425
Series 2003 11, 5.25% 12/1/20	3,000,000	3,176,460
Series 2003 12:
5.125% 12/1/27	5,000,000	5,112,250
5.25% 12/1/18	3,685,000	3,943,687
Shakopee Health Care Facilities Rev. (Saint Francis Reg'l. Med. Ctr. Proj.) Series 2004, 5.25% 9/1/34	2,520,000	2,223,371
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
(Cap. Appreciation) Series 1994 A:
0% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,210,000	$ 4,595,027
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	14,670,000	9,619,999
Series 2002 A:
5.25% 1/1/15 (AMBAC Insured)	1,125,000	1,254,330
5.25% 1/1/16 (AMBAC Insured)	4,490,000	5,038,409
Series 2009 A:
5% 1/1/13	2,500,000	2,674,175
5% 1/1/14	960,000	1,044,941
5.25% 1/1/30	2,000,000	2,054,860
5.5% 1/1/24	500,000	542,190
Spring Lake Park Independent School District #16:
Series 2004 B:
5% 2/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	2,085,000	2,214,875
5% 2/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	2,230,000	2,368,907
5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (Pre-Refunded to 2/1/13 @ 100) (c)	2,400,000	2,548,608
Series 2006 A, 5% 2/1/29 (FSA Insured)	4,000,000	4,134,600
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2003 B, 5.5% 7/1/25 (Pre-Refunded to 7/1/14 @ 100) (c)	2,000,000	2,268,940
Series 2008 C, 5.75% 7/1/30	3,355,000	3,316,216
Series 2009, 5.75% 7/1/39	9,000,000	8,394,390
Univ. of Minnesota:
Series 2009 C:
5% 12/1/17	1,000,000	1,156,360
5% 12/1/21	1,000,000	1,119,890
Series A:
5% 4/1/23	200,000	219,290
5.125% 4/1/34	1,000,000	1,032,740
5.25% 4/1/29	1,000,000	1,067,830
Univ. of Minnesota Spl. Purp. Rev. (State Supported Stadium Proj.) Series 2006:
5% 8/1/20	6,625,000	7,113,395
5% 8/1/29	4,000,000	4,093,480
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Virginia Hsg. & Redev. Auth. Health Care Facility Lease Rev. Series 2005, 5.25% 10/1/25	$ 440,000	$ 409,561
Watertown Independent School District #111 Series 2005 A, 5% 2/1/22 (FSA Insured)	1,495,000	1,577,404
Wayzata Independent School District #284 Series 2004 B, 5% 2/1/16 (FSA Insured)	1,005,000	1,109,138
Western Minnesota Muni. Pwr. Agcy. Pwr. Supply Rev.:
Series 1977 A, 6.375% 1/1/16 (Escrowed to Maturity) (c)	760,000	862,121
Series 2003 A, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,006,210
Series 2006 A, 5% 1/1/16 (FSA Insured)	2,000,000	2,222,060
White Bear Lake Independent School District #624 Gen. Oblig. (Alternative Facilities Proj.) Series 2006 A, 4.25% 2/1/12	1,300,000	1,341,912
		460,908,118
Puerto Rico - 1.4%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,084,420
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,000,000	1,043,920
Puerto Rico Pub. Bldg. Auth. Rev. Bonds Series M2, 5.75%, tender 7/1/17 (a)	600,000	627,078
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (FGIC Insured)	9,300,000	1,178,496
Series 2009 A, 6% 8/1/42	1,000,000	984,630
Series 2010 A:
0% 8/1/31	6,745,000	1,806,109
0% 8/1/33	950,000	215,384
		6,940,037
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.4%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/25	$ 1,000,000	$ 968,930
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (b)	1,300,000	1,065,441
		2,034,371
TOTAL INVESTMENT PORTFOLIO - 98.4% (Cost $466,960,516)	471,290,876
NET OTHER ASSETS (LIABILITIES) - 1.6%	7,445,885
NET ASSETS - 100%	$ 478,736,761
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $466,960,060. Net unrealized appreciation aggregated $4,330,816, of which $11,299,921 related to appreciated investment securities and $6,969,105 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Pennsylvania
Municipal Income Fund

March 31, 2011

1.814657.106

PFL-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.7%
	Principal Amount	Value
New Jersey/Pennsylvania - 1.9%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series A, 5% 7/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,425,000	$ 1,437,041
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.) Series 2001 A, 5.5% 1/1/18 (FSA Insured)	3,000,000	3,035,970
Series 2010 D, 5% 1/1/30	3,500,000	3,388,070
		7,861,081
Pennsylvania - 96.4%
Adams County Indl. Dev. Auth. Rev. (Gettysburg College Proj.) Series 2010, 5% 8/15/24	1,000,000	1,022,450
Allegheny County:
Series C-55, 5.375% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,535,000	3,720,375
Series C-62, 5% 11/1/29	1,420,000	1,391,344
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	2,545,000	2,599,667
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1:
5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,045,330
5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,000,000	3,126,000
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Carnegie Mellon Univ. Proj.) Series 2002:
5.125% 3/1/32	1,700,000	1,673,140
5.25% 3/1/32	2,000,000	2,001,640
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series A, 5% 9/1/14	2,525,000	2,768,764
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5% 8/15/21	2,000,000	2,077,400
Allegheny County Port Auth. Spl. Rev. 5% 3/1/17	2,000,000	2,197,920
Allegheny County Sanitation Auth. Swr. Rev.:
Series 1991, 0% 12/1/12 (Escrowed to Maturity) (c)	2,260,000	2,208,766
Series 2010, 5% 6/1/40 (FSA Insured)	5,000,000	4,749,800
Series A, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,725,000	3,624,760
Annville-Cleona School District Series 2005:
6% 3/1/28 (FSA Insured)	1,500,000	1,598,475
6% 3/1/31 (FSA Insured)	1,975,000	2,092,256
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Berks County Muni. Auth. Rev. (Reading Hosp. & Med. Ctr. Proj.) Series 2009 A3, 5.25% 11/1/18	$ 3,000,000	$ 3,216,480
Bethel Park School District Series 2009, 5% 8/1/29	7,000,000	7,269,850
Bucks County Cmnty. College Auth. College Bldg. Rev. 5% 6/15/28	250,000	258,215
Bucks County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania Suburban Wtr. Co. Proj.) Series 2002, 5.55% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	1,870,000	1,824,166
Bucks County Wtr. & Swr. Auth. Sys. Rev. Series 2006, 5% 6/1/15 (FSA Insured)	1,785,000	1,975,656
Butler County Hosp. Auth. Hosp. Rev. (Butler Health Sys. Proj.) Series 2009 B, 7.125% 7/1/29	1,000,000	1,082,290
Canon McMillan School District Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	2,500,000	2,547,950
Centennial School District:
Series 2010 A, 5% 12/15/30	3,000,000	3,130,980
Series A, 5.25% 12/15/37 (FSA Insured)	5,000,000	5,117,100
Chambersburg Area School District:
5.25% 3/1/26 (FGIC Insured)	2,000,000	2,077,060
5.25% 3/1/27 (FGIC Insured)	2,000,000	2,069,760
5.25% 3/1/29 (FGIC Insured)	3,600,000	3,700,872
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2009 A, 5.25% 6/1/17	3,000,000	3,155,850
Delaware County Auth. College Rev. (Haverford College Proj.) Series 2010 A, 5% 11/15/31	4,090,000	4,158,467
Delaware County Auth. Univ. Rev. 5.25% 12/1/31	2,450,000	2,490,719
Delaware County Reg'l. Wtr. Quality Cont. Auth. Swr. Rev. Series 2001, 5.25% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,165,000	2,215,336
East Stroudsburg Area School District:
Series 2007 A:
7.5% 9/1/22	1,000,000	1,192,890
7.75% 9/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,200,000	9,569,072
Series 2007, 7.75% 9/1/28 (Pre-Refunded to 9/1/16 @ 100) (c)	2,750,000	3,584,185
Easton Area School District Series 2006:
7.5% 4/1/22 (FSA Insured)	2,700,000	3,142,098
7.75% 4/1/25 (FSA Insured)	875,000	1,010,091
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 A, 7% 7/1/27	1,750,000	1,695,418
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010, 5.3% 7/1/30	$ 1,770,000	$ 1,652,667
Harrisburg Auth. Dauphin County School Rev. (Harrisburg School District Rfdg. Proj.) Series 2002 A, 5.5% 4/1/14 (Pre-Refunded to 4/1/12 @ 100) (c)	1,655,000	1,739,240
Harrisburg Auth. Wtr. Rev. 5.75% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,115,000	1,124,556
Kennett Consolidated School District Series A, 5.25% 2/15/15 (FGIC Insured)	705,000	748,773
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2006, 5% 11/1/20	1,065,000	1,091,476
Luzerne County Indl. Dev. Auth. Wtr. Facilities Rev. (Pennsylvania-American Wtr. Co. Proj.) Series 2009, 5.5% 12/1/39	2,500,000	2,385,550
Lycoming County Auth. Health Sys. Rev. (Susquehanna Health Sys.) Series 2009 A, 5.5% 7/1/21	3,500,000	3,430,000
Mifflin County School District:
Series 2007, 7.5% 9/1/26 (XL Cap. Assurance, Inc. Insured)	1,125,000	1,306,879
7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	1,175,000	1,362,730
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 2009 A, 5% 6/1/17	2,000,000	2,124,880
Series A, 6% 6/1/16 (AMBAC Insured)	1,000,000	1,120,950
Montgomery County Higher Ed. & Health Auth. Rev. (Dickinson College Proj.) Series 2006 FF1, 5% 5/1/28 (CDC IXIS Finl. Guaranty Insured)	900,000	880,758
Mount Lebanon School District Series 2009 A:
5% 2/15/15	500,000	555,065
5% 2/15/34	2,250,000	2,255,670
Muhlenberg School District Series AA, 5.375% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,055,000	1,094,088
North Hampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Hosp. Proj.) Series 2010 A:
5.25% 8/15/16	1,245,000	1,291,974
5.25% 8/15/18	1,450,000	1,459,570
Oxford Area School District 5.375% 2/1/27 (FGIC Insured)	1,790,000	1,862,907
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.:
(Amtrak Proj.) Series 2001 A:
6.25% 11/1/31 (b)	3,300,000	3,312,309
6.375% 11/1/41 (b)	1,300,000	1,304,108
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev.: - continued
Bonds:
(Exelon Generation Proj.) Series 2009 A, 5%, tender 6/1/12 (a)	$ 3,100,000	$ 3,197,588
(PPL Energy Supply LLC Proj.) Series 2009 A, 3%, tender 9/1/15 (a)	2,000,000	1,952,280
Pennsylvania Econ. Dev. Fing. Auth. Health Sys. Rev. (Albert Einstein Med. Ctr. Proj.) Series 2009 A, 5.25% 10/15/15	2,000,000	2,103,420
Pennsylvania Gen. Oblig.:
First Series 2002, 5.25% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (c)	125,000	130,035
First Series 2007 A, 5% 11/1/23	9,710,000	10,457,860
First Series 2008, 5% 5/15/27	805,000	839,172
First Series 2009, 5% 3/15/27	6,000,000	6,284,100
Second Series 2007 A, 5% 8/1/25	2,500,000	2,645,450
Second Series 2009:
5% 4/15/25	500,000	531,920
5% 4/15/28	5,000,000	5,207,850
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Slippery Rock Univ. Proj.) 5% 7/1/39 (XL Cap. Assurance, Inc. Insured)	2,500,000	2,102,175
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/22	2,655,000	2,740,013
(Univ. of Pennsylvania Health Sys. Proj.):
Series 2005 A, 5% 8/15/17	3,000,000	3,230,730
Series 2011 A, 5.75% 8/15/41	4,980,000	4,972,480
Series 2010 E, 5% 5/15/31	2,500,000	2,307,575
Series 2010:
5% 9/1/30	1,150,000	1,190,078
5% 9/1/31	1,025,000	1,053,608
Pennsylvania Indl. Dev. Auth. Rev.:
5.5% 7/1/16 (AMBAC Insured)	1,035,000	1,081,078
5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 101) (c)	45,000	48,234
Pennsylvania State Univ.:
Series 2005:
5% 9/1/29	1,550,000	1,581,217
5% 9/1/35	4,485,000	4,453,515
Series 2008 A, 5% 8/15/29	3,945,000	4,050,726
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2003 C, 5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,024,480
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2001 S, 5.625% 6/1/14	$ 3,595,000	$ 3,657,481
Series 2004 A, 5.25% 12/1/32 (AMBAC Insured)	2,900,000	2,899,797
Series 2006 A:
5% 12/1/23 (AMBAC Insured)	7,695,000	7,941,240
5% 12/1/25 (AMBAC Insured)	7,345,000	7,478,018
5% 12/1/26 (AMBAC Insured)	3,500,000	3,545,780
Series 2008 B1, 5.5% 6/1/33	4,000,000	4,016,120
Series 2008 C4, 6.25% 6/1/38 (Assured Guaranty Corp. Insured)	2,000,000	2,109,320
Philadelphia Arpt. Rev. 5.375% 6/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (b)	3,770,000	3,782,441
Philadelphia Auth. Indl. Dev. Lease Rev. Series 2007 A, 5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,576,215
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.):
Eighteenth Series:
5.25% 8/1/17 (Assured Guaranty Corp. Insured)	1,500,000	1,588,830
5.25% 8/1/19 (Assured Guaranty Corp. Insured)	1,000,000	1,046,070
5.25% 8/1/20 (Assured Guaranty Corp. Insured)	1,000,000	1,038,780
Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	2,700,000	2,782,080
(1998 Gen. Ordinance Proj.):
Fifth Series A1:
5% 9/1/33 (FSA Insured)	2,800,000	2,662,296
5.25% 9/1/17 (Assured Guaranty Corp. Insured)	3,665,000	3,887,246
5.25% 9/1/18 (Assured Guaranty Corp. Insured)	3,340,000	3,517,220
Ninth Series, 5.25% 8/1/40	5,595,000	5,061,405
Seventh Series, 5% 10/1/37 (AMBAC Insured)	5,245,000	4,597,347
Philadelphia Gen. Oblig.:
Series 2001, 5.25% 9/15/12 (FSA Insured)	2,455,000	2,462,046
Series 2008 A:
5.25% 12/15/22 (FSA Insured)	4,540,000	4,714,200
5.25% 12/15/32 (FSA Insured)	6,000,000	5,923,020
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,550,000	3,849,585
Philadelphia Hospitals & Higher Ed. Facilities Auth. Health Systems Rev. (Jefferson Health Sys. Proj.) Series 2010 B, 5.25% 5/15/30	4,000,000	3,952,240
Philadelphia Hospitals & Higher Ed. Facilities Auth. Hosp. Rev. (Temple Univ. Health Sys. Proj.) Series B, 5% 7/1/11	1,685,000	1,690,240
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.):
Series 2002 A, 5.5% 4/15/13 (FGIC Insured)	$ 2,810,000	$ 2,927,149
Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	917,770
Philadelphia School District:
Series 2005 A, 5% 8/1/22 (AMBAC Insured)	2,900,000	2,950,489
Series 2005 D, 5.5% 6/1/16 (FSA Insured)	2,030,000	2,264,506
Series 2010 C, 5% 9/1/21	4,000,000	4,096,320
Philadelphia Wtr. & Wastewtr. Rev.:
Series 2010 C, 5% 8/1/40 (FSA Insured)	4,000,000	3,771,120
Series A:
5% 11/1/31 (FGIC Insured)	400,000	389,952
5.375% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,099,210
Pittsburgh Gen. Oblig.:
Series 2002 A, 5.5% 9/1/16 (AMBAC Insured)	2,565,000	2,619,250
Series 2006 B:
5.25% 9/1/15 (FSA Insured)	2,000,000	2,165,460
5.25% 9/1/16 (FSA Insured)	3,000,000	3,247,200
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 1993 A:
6.5% 9/1/13 (Escrowed to Maturity) (c)	4,455,000	4,781,997
6.5% 9/1/13 (FGIC Insured)	5,545,000	5,847,646
Scranton-Lackawanna Health & Welfare Auth. Rev. (Cmnty. Med. Ctr. Proj.) 5.5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,375,000	3,380,771
South Fork Muni. Auth. Hosp. Rev. (Conemaugh Health Sys. Proj.) Series 2010, 5.25% 7/1/23	1,000,000	917,640
Southcentral Pennsylvania Gen. Auth. Rev. (WellSpan Health Obligated Group Proj.) Series 2008 A, 6% 6/1/25	2,500,000	2,668,775
Southeastern Pennsylvania Trans. Auth. Rev. Series 2010, 5% 3/1/16	1,500,000	1,641,600
State Pub. School Bldg. Auth. College Rev.:
(Delaware County Cmnty. College Proj.) 5% 10/1/20 (FSA Insured)	1,000,000	1,076,860
(Montgomery County Cmnty. College Proj.):
5% 5/1/27 (FSA Insured)	1,775,000	1,826,031
5% 5/1/28 (FSA Insured)	1,000,000	1,023,270
Unionville-Chadds Ford School District Gen. Oblig. Series 2009 A, 5% 6/1/32	3,000,000	3,045,990
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - continued
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed.:
(Univ. Cap. Proj.):
Series 2000 B, 5.25% 9/15/34	$ 2,000,000	$ 2,050,660
Series 2000 C, 5% 9/15/35	2,000,000	1,985,980
Series 2009 A, 5% 9/15/16	1,150,000	1,313,714
Series 2007 B, 5.25% 9/15/28	2,500,000	2,655,700
Series 2009 B, 5.5% 9/15/24	5,250,000	5,830,335
Upper Saint Clair Township School District 5.375% 7/15/16 (FSA Insured)	1,855,000	1,923,728
Westmoreland County Gen. Oblig. 0% 8/1/15 (Escrowed to Maturity) (c)	4,290,000	3,924,664
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 A, 5% 7/1/25	2,490,000	2,391,720
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series A:
0% 8/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000,000	3,360,300
0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	1,553,175
0% 8/15/22	6,550,000	3,587,370
Wilson School District 5.25% 6/1/25 (XL Cap. Assurance, Inc. Insured)	5,740,000	5,992,158
York City Swr. Auth. Swr. Rev. 0% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,235,000	3,138,371
		383,818,224
Puerto Rico - 0.4%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series II, 5.375% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,034,780
Series QQ, 5.25% 7/1/13 (XL Cap. Assurance, Inc. Insured)	500,000	531,990
		1,566,770
TOTAL INVESTMENT PORTFOLIO - 98.7% (Cost $395,137,061)		393,246,075
NET OTHER ASSETS (LIABILITIES) - 1.3%	4,997,567
NET ASSETS - 100%	$ 398,243,642
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $395,136,972. Net unrealized depreciation aggregated $1,890,897, of which $5,956,228 related to appreciated investment securities and $7,847,125 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Municipal Income Fund

March 31, 2011

1.815010.106

HIY-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.3%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (d)	$ 8,500	$ 8,723
Jefferson County Ltd. Oblig. School Warrants Series 2004 A, 5.5% 1/1/22	5,500	4,662
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	3,000	3,151
		16,536
Alaska - 0.1%
Alaska Student Ln. Corp. Ed. Ln. Rev.:
Series 2007 A2, 5% 6/1/12 (g)	1,000	1,039
Series 2007 A3, 5% 6/1/12 (g)	5,000	5,193
		6,232
Arizona - 2.0%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/18 (FSA Insured)	2,670	2,852
5.25% 10/1/20 (FSA Insured)	8,000	8,408
5.25% 10/1/26 (FSA Insured)	2,570	2,595
5.25% 10/1/28 (FSA Insured)	8,345	8,407
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	2,000	2,034
Series 2007 B, 1.013% 1/1/37 (d)	3,000	1,931
Series 2008 D:
5.5% 1/1/38	12,000	11,388
6% 1/1/27	2,600	2,709
Arizona State Lottery Rev. Series 2010 A, 5% 7/1/21	5,800	6,071
Arizona State Univ. Ctfs. of Prtn. (Research Infrastructure Proj.) Series 2004:
5.25% 9/1/21	2,545	2,609
5.25% 9/1/22	1,000	1,020
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	6,900	7,033
7% 7/1/28	1,500	1,592
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/18 (AMBAC Insured)	1,660	1,771
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/21	1,580	1,665
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Samaritan Health Svcs. Proj.) Series 1990 A, 7% 12/1/16 (Escrowed to Maturity) (h)	2,000	2,370
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	$ 8,500	$ 8,055
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	4,800	4,473
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	12,000	10,019
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2002, 5.5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,560
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/21	3,500	3,408
5.5% 12/1/29	7,900	7,358
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (Assured Guaranty Corp. Insured)	3,555	3,274
Univ. of Arizona Univ. Revs. Series 2005 A:
5% 6/1/18 (AMBAC Insured)	1,000	1,083
5% 6/1/31 (AMBAC Insured)	2,025	2,035
		105,720
California - 16.1%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 B, 6.25% 8/1/39	2,800	2,749
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,925	1,211
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	6,350	6,442
Cabrillo Unified School District Series A, 0% 8/1/20 (AMBAC Insured)	4,275	2,484
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series AI:
5% 12/1/15 (c)	14,590	16,245
5% 12/1/16 (c)	2,195	2,459
5% 12/1/18 (c)	10,315	11,505
5% 12/1/19 (c)	1,000	1,106
California Econ. Recovery:
Series 2009 A, 5% 7/1/22	7,500	7,836
Series A, 5% 7/1/18	5,700	6,370
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.):
Series 2001 A, 0% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,140	1,726
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Edl. Facilities Auth. Rev. (Loyola Marymount Univ. Proj.): - continued
0% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,050	$ 1,540
0% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,169
0% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,527
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	210	213
5% 3/1/19	1,800	1,941
5% 8/1/19	16,310	17,411
5% 8/1/20	5,355	5,619
5% 10/1/22	2,300	2,400
5% 11/1/22	3,100	3,209
5% 12/1/22	6,800	7,041
5% 11/1/24	1,600	1,629
5% 3/1/26	5,100	5,113
5% 6/1/27 (AMBAC Insured)	4,100	4,091
5% 9/1/27	10,500	10,476
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,500	4,298
5% 9/1/31	22,500	21,474
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,595	5,338
5% 9/1/32	24,995	23,244
5% 8/1/33	6,625	6,083
5% 9/1/33	19,115	17,549
5% 9/1/35	9,800	8,815
5.125% 11/1/24	4,300	4,346
5.125% 2/1/26	2,500	2,512
5.25% 2/1/16	3,800	4,085
5.25% 2/1/19	5,620	5,921
5.25% 2/1/20	2,000	2,096
5.25% 2/1/24	4,000	4,058
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,714
5.25% 2/1/28	4,800	4,815
5.25% 11/1/28	4,485	4,501
5.25% 2/1/33	16,300	15,625
5.25% 12/1/33	160	153
5.25% 3/1/38	1,800	1,664
5.25% 11/1/40	3,200	2,944
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.5% 8/1/27	$ 14,700	$ 15,127
5.5% 4/1/28	10	10
5.5% 8/1/29	9,850	10,045
5.5% 4/1/30	5	5
5.5% 11/1/33	39,350	38,947
5.5% 3/1/40	5,900	5,677
5.75% 4/1/31	5,020	5,143
6% 3/1/33	12,900	13,376
6% 4/1/38	19,600	19,986
6% 11/1/39	10,020	10,214
6.5% 4/1/33	7,900	8,532
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/12	2,250	2,324
(Catholic Healthcare West Proj.):
Series 2008 H, 5.125% 7/1/22	3,150	3,196
Series 2008 L, 5.125% 7/1/22	4,850	4,921
Series 2009 E, 5.625% 7/1/25	10,000	10,167
(Cedars-Sinai Med. Ctr. Proj.) Series 2005, 5% 11/15/13	1,000	1,080
(St. Joseph Health Sys. Proj.) Series 2009 A, 5.75% 7/1/39	6,800	6,377
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	12,500	12,777
Bonds (Catholic Healthcare West Proj.) Series 2009 D, 5%, tender 7/1/14 (d)	5,900	6,348
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 1983 A, 0% 2/1/15	92	64
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2005 A1, 4.7%, tender 4/1/12 (d)(g)	1,000	1,020
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	14,000	13,052
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	4,575	4,475
(Madera County, Valley State Prison for Women Proj.) Series 2005 H, 5% 6/1/16	6,000	6,439
(Monterey Bay Campus Library Proj.) Series 2009 D, 6.25% 4/1/34	7,280	7,548
(Office of Emergency Svcs. Proj.) Series 2007 A:
5% 3/1/21	3,515	3,531
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
5% 3/1/22	$ 1,695	$ 1,677
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,825	2,866
(Various California State Univ. Projs.) Series 1993 A, 5.25% 12/1/13	2,685	2,693
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,575	1,589
Series 2005 H:
5% 6/1/17	5,000	5,221
5% 6/1/18	10,300	10,662
Series 2005 J, 5% 1/1/17	6,000	6,285
Series 2009 G1, 5.75% 10/1/30	2,500	2,448
Series 2009 I:
6.125% 11/1/29	1,600	1,658
6.375% 11/1/34	4,600	4,692
Series 2010 A, 5.75% 3/1/30	4,900	4,800
Series B, 5.25% 11/1/26 (XL Cap. Assurance, Inc. Insured)	2,860	2,818
California State Univ. Rev. Series 2009 A, 6% 11/1/40	5,000	5,044
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,000	4,629
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	26,800	28,511
(Sutter Health Proj.) Series 2011 A, 6% 8/15/42	11,700	11,568
Clovis Pub. Fing. Auth. Wastewtr. Rev. Series 2005, 5% 8/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,400	8,468
Encinitas Union School District:
Series 1996, 0% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,810	1,600
0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	2,153
Fontana Unified School District Gen. Oblig. 5% 5/1/19 (Assured Guaranty Corp. Insured)	1,300	1,412
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,070	3,674
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,776
5.75% 1/15/40	6,300	4,994
5.875% 1/15/27	2,500	2,180
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2005 A:
5% 6/1/45	$ 27,395	$ 21,908
5% 6/1/45	5,305	4,242
Series 2007 A1, 5% 6/1/33	3,005	2,003
5% 6/1/45 (FSA Insured)	445	373
Long Beach Unified School District Series A:
5.5% 8/1/28	3,810	4,020
5.5% 8/1/29	2,000	2,098
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	7,000	7,403
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Svcs. Proj.) Series 2005:
5% 9/1/18 (AMBAC Insured)	1,000	1,016
5% 9/1/19 (AMBAC Insured)	2,545	2,555
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2005 A1, 5% 7/1/35	4,000	3,816
Series A2, 5% 7/1/25 (FSA Insured)	1,800	1,860
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series 2001 A:
5.125% 7/1/41	5,000	4,789
5.125% 7/1/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,985	9,520
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	9,715	10,151
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	3,000	2,641
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,525	1,321
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	2,320	2,402
Newport Beach Rev.:
Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (d)	5,100	5,422
Hoag Memorial Hosp. Presbyterian Proj.) Series 2011 A, 6% 12/1/40	2,000	2,027
North City West School Facilities Fing. Auth. Spl. Tax Series C, 5% 9/1/19 (AMBAC Insured)	3,015	3,056
Oakland Gen. Oblig. Series 2009 B, 6% 1/15/34	2,500	2,583
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/22	2,320	2,520
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	$ 2,795	$ 2,809
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	770	783
Port of Oakland Rev.:
Series 2007 B, 5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,000	7,319
Series C, 5% 11/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,650	7,074
Poway Unified School District (District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,900	1,128
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (d)	5,980	5,404
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	2,200	2,340
6.375% 8/1/26	4,080	4,550
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	2,800	2,669
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.) Series 2007, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,495	3,636
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	6,375	6,742
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,430	2,214
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000	9,429
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,815	1,740
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	2,200	2,205
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	45,225	45,450
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	4,475	4,179
Union Elementary School District:
Series A, 0% 9/1/19 (FGIC Insured)	1,750	1,161
Series B, 0% 9/1/22 (FGIC Insured)	1,500	788
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.:
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/15 (AMBAC Insured)	$ 1,110	$ 1,136
5.5% 5/15/16 (AMBAC Insured)	1,170	1,197
5.5% 5/15/17 (AMBAC Insured)	1,235	1,256
5.5% 5/15/19 (AMBAC Insured)	1,375	1,386
5.5% 5/15/22 (AMBAC Insured)	370	370
5.5% 5/15/23 (AMBAC Insured)	380	379
Series B:
5.5% 5/15/15 (AMBAC Insured)	1,890	1,959
5.5% 5/15/17 (AMBAC Insured)	2,545	2,608
Series 2009 O:
5.25% 5/15/39	2,400	2,338
5.75% 5/15/30	12,000	12,774
Val Verde Unified School District Ctfs. of Prtn. Series B, 5% 1/1/30 (FGIC Insured)	1,495	1,252
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	5,100	5,242
Washington Township Health Care District Rev.:
Series 2007 A:
5% 7/1/18	1,185	1,185
5% 7/1/27	1,840	1,626
Series 2009 A, 5.75% 7/1/24	1,705	1,705
Series 2010 A, 5.5% 7/1/38	3,815	3,326
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	3,850	3,904
		855,535
Colorado - 1.5%
Aurora Hosp. Rev. (Children's Hosp. Assoc. Proj.) Series 2010 A, 5% 12/1/40	4,000	3,599
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B:
5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,475	2,651
5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,663
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity) (h)	5,800	4,128
0% 7/15/22 (Escrowed to Maturity) (h)	15,700	10,022
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.:
(Parkview Episcopal Med. Ctr. Proj.) Series B:
5% 9/1/19	$ 1,115	$ 1,125
5% 9/1/22	1,500	1,476
(Volunteers of America Care Proj.) Series 2007 A, 5.3% 7/1/37	2,600	1,892
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	33,385	29,588
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (AMBAC Insured)	2,500	2,385
Denver Health & Hosp. Auth. Healthcare Rev. Series 2007 A, 5% 12/1/13	3,005	3,111
Douglas and Elbert Counties School District #RE1 Series 2004:
5.75% 12/15/20 (Pre-Refunded to 12/15/14 @ 100) (h)	1,500	1,746
5.75% 12/15/22 (Pre-Refunded to 12/15/14 @ 100) (h)	1,000	1,164
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500	2,720
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,075	6,316
Series 2010 A, 0% 9/1/41	9,600	782
Series 2010 C, 5.375% 9/1/26	1,000	902
Northwest Pkwy Pub. Hwy. Auth. Series 2001 A:
5.5% 6/15/15 (Pre-Refunded to 6/15/11 @ 102) (h)	1,000	1,030
5.5% 6/15/19 (Pre-Refunded to 6/15/11 @ 102) (h)	1,000	1,030
		78,330
District Of Columbia - 1.3%
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,800	8,666
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	8,140	8,233
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/17 (FSA Insured)	1,700	1,806
Series B, 4.75% 6/1/32	2,200	1,897
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	23,535	23,803
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/33 (Assured Guaranty Corp. Insured)	$ 15,000	$ 3,227
0% 10/1/34 (Assured Guaranty Corp. Insured)	15,000	2,960
0% 10/1/35 (Assured Guaranty Corp. Insured)	33,975	6,169
0% 10/1/39 (Assured Guaranty Corp. Insured)	5,030	672
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	3,200	3,019
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A:
5.125% 7/1/32	1,000	1,012
5.25% 7/1/27	4,390	4,602
5.25% 7/1/28	3,000	3,126
		69,192
Florida - 8.6%
Alachua County Health Facilities Auth. Health Facilities Rev. (Avmed/Santa Fe Health Care Sys. Proj.) Series 1993, 6.05% 11/15/16 (Escrowed to Maturity) (h)	5,490	6,063
Boynton Beach Util. Sys. Rev. Series 2002, 5.5% 11/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,300	3,489
Brevard County School Board Ctfs. of Prtn. Series 2007 B:
5% 7/1/24 (AMBAC Insured)	1,365	1,343
5% 7/1/25 (AMBAC Insured)	3,540	3,438
Broward County Arpt. Sys. Rev. Series 2001 I, 5.75% 10/1/12 (AMBAC Insured) (g)	1,210	1,240
Broward County Gen. Oblig. (Parks & Land Preservation Proj.) Series 2005:
5% 1/1/24	1,000	1,035
5% 1/1/25	1,000	1,032
Broward County School Board Ctfs. of Prtn.:
Series 2003 A:
5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,060	6,346
5.25% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,154
Series 2007 A:
5% 7/1/17 (FGIC Insured)	3,660	3,929
5% 7/1/19 (FGIC Insured)	3,700	3,869
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	8,500	8,552
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Cap. Projs. Fin. Auth. Student Hsg. Rev. Series 2000 F1:
5.5% 10/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,275	$ 2,260
5.5% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,460	1,431
5.5% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,265	1,223
Citizens Property Ins. Corp. Series 2010 A1:
5% 6/1/15 (FSA Insured)	5,000	5,252
5% 6/1/16 (FSA Insured)	7,500	7,832
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39 (c)	19,500	19,244
Emerald Coast Utils. Auth. Rev.:
5.25% 1/1/26 (FGIC Insured)	1,000	1,015
5.25% 1/1/36 (FGIC Insured)	1,310	1,237
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	6,900	6,961
Escambia County Utils. Auth. Util. Sys. Rev. Series 1992 B, 6.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,050	3,286
Florida Board of Ed.:
Series 2000 B:
5.5% 6/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,655	3,877
5.5% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,825	2,994
Series 2001 F, 5% 6/1/32	5,040	5,057
Series 2003 J, 5% 6/1/31	2,500	2,514
Series 2006 A, 5% 6/1/32	1,100	1,103
Florida Board of Ed. Lottery Rev. Series 2002 A, 5.375% 7/1/17 (Pre-Refunded to 7/1/12 @ 101) (h)	1,000	1,068
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2004 A, 5% 6/1/31	1,240	1,249
Series 2006 E, 5% 6/1/35	3,200	3,178
Series A, 5.5% 6/1/38	2,000	2,063
Florida Dept. of Children and Family Svcs. Ctfs. of Prtn. (South Florida Evaluation Treatment Ctr. Proj.):
5% 10/1/16	2,025	2,166
5% 10/1/17	2,130	2,256
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Florida Dept. of Envir. Protection Rev. Series 2002 A, 5.375% 7/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 6,000	$ 6,290
Florida Dept. of Trans. Rev. Series 2005 A:
5% 7/1/17	3,360	3,627
5% 7/1/18	3,320	3,545
Florida Gen. Oblig.:
(Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2003 A, 5% 7/1/33	395	397
Series 2008 A, 5.25% 7/1/37	3,000	3,025
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	3,000	3,210
Florida Wtr. Poll. Cont. Fing. Corp. Rev. Series 2003, 5.25% 1/15/20	1,950	2,138
Gulf Breeze Util. Sys. Rev. Series 2004, 5% 10/1/16 (AMBAC Insured)	1,010	1,078
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A:
5% 6/1/38	5,400	4,492
5.25% 6/1/19	2,375	2,399
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	5,100	4,805
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/15	1,000	1,091
5% 11/15/17	1,200	1,274
5% 11/15/22	1,000	1,006
Series 2005 B:
5% 11/15/15	875	955
5% 11/15/15 (Escrowed to Maturity) (h)	125	143
5% 11/15/16	1,040	1,121
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100) (h)	150	172
5% 11/15/30	3,565	3,333
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100) (h)	485	555
Series 2006 G:
5% 11/15/14	1,285	1,394
5% 11/15/14 (Escrowed to Maturity) (h)	45	51
5% 11/15/15	965	1,053
5% 11/15/15 (Escrowed to Maturity) (h)	35	40
5% 11/15/16	1,020	1,115
5% 11/15/16 (Escrowed to Maturity) (h)	30	35
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.): - continued
Series 2006 G:
5.125% 11/15/17	$ 2,750	$ 2,964
5.125% 11/15/17 (Pre-Refunded to 11/15/16 @ 100) (h)	95	110
5.125% 11/15/18	965	1,026
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100) (h)	35	41
5.125% 11/15/19	1,930	2,016
5.125% 11/15/19 (Pre-Refunded to 11/15/16 @ 100) (h)	70	81
Series 2008 B, 6% 11/15/37	11,000	11,110
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series A:
5% 7/1/17	1,930	2,048
5% 7/1/18	2,125	2,224
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101) (h)	4,900	6,616
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100) (h)	2,270	2,731
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev.:
(Tampa Elec. Co. Proj.) 5.1% 10/1/13	3,005	3,117
Bonds (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (d)	4,500	4,621
Jacksonville Econ. Dev. Commission Healthcare Rev. (Mayo Clinic Foundation Proj.):
Series B, 5.5% 11/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,006
Series C, 5.5% 11/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,250	12,274
Jacksonville Elec. Auth. Elec. Sys. Rev.:
(Third Installment Proj.) Series 73, 6.8% 7/1/12 (Escrowed to Maturity) (h)	860	897
Series 2006 A, 5% 10/1/41 (FSA Insured)	18,800	18,228
Series 2009 B, 5% 10/1/18	7,500	7,957
Series Three 2010 D, 5% 10/1/38	8,100	7,818
Jacksonville Sales Tax Rev. Series 2003, 5.25% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,567
Marco Island Util. Sys. Rev. 5% 10/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,025	4,854
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Melbourne Wtr. & Swr. Rev. 5% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 5,000	$ 4,617
Miami Beach Health Facilities Auth. Hosp. Rev. (Mount Sinai Med. Ctr. of Florida Proj.) Series A, 6.8% 11/15/31	2,545	2,429
Miami Beach Stormwater Rev. 5.375% 9/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,004
Miami Beach Wtr. & Swr. Rev. 5.5% 9/1/27 (AMBAC Insured)	6,000	6,067
Miami Health Facilities Auth. Sys. Rev.:
(Catholic Health East Proj.) Series B, 5.125% 11/15/24	3,000	3,006
Series 2003 C, 5.125% 11/15/24	1,450	1,453
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.375% 10/1/41	5,800	5,402
Series 2010 B, 5% 10/1/35 (FSA Insured)	13,610	12,534
Miami-Dade County Expressway Auth.:
Series 2010 A, 5% 7/1/40	9,500	8,436
Series B, 5.25% 7/1/25 (FGIC Insured)	5,000	5,080
Miami-Dade County Gen. Oblig. (Bldg. Better Cmntys. Prog.) 5% 7/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,565	4,446
Miami-Dade County School Board Ctfs. of Prtn.:
Bonds Series 2003 B:
5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	10,600	10,636
5.5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (d)	5,400	5,420
Series 2008 A:
5% 8/1/17 (AMBAC Insured)	3,500	3,754
5% 8/1/18 (AMBAC Insured)	4,000	4,236
5% 8/1/20 (AMBAC Insured)	2,500	2,606
5% 8/1/21 (AMBAC Insured)	5,095	5,265
5% 8/1/22 (AMBAC Insured)	3,325	3,376
Ocala Util. Sys. Rev. Series B, 5.25% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,026
Orange County Edl. Facilities Auth. Ed. Rev. (Rollins College Proj.):
5.25% 12/1/32 (AMBAC Insured)	1,350	1,299
5.25% 12/1/37 (AMBAC Insured)	1,365	1,254
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.125% 10/1/26	5,000	4,731
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. Rev. (Orlando Reg'l. Health Care Sys. Proj.) Series 1996 A, 6.25% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 4,500	$ 5,002
Orange County Sales Tax Rev. Series 2002 B, 5% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,892
Orange County School Board Ctfs. of Prtn.:
Series 1997 A, 0% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,182
Series A, 5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,940	3,170
Orlando Utils. Commission Util. Sys. Rev. Series 2009 B, 5% 10/1/33	3,700	3,707
Osceola County Infrastructure Sales Surtax Rev. 5.375% 10/1/17 (AMBAC Insured)	1,000	1,046
Osceola County Tourist Dev. Tax Rev. Series A, 5.5% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,190	1,226
Palm Beach County School Board Ctfs. of Prtn. Series D, 5.25% 8/1/17 (FSA Insured)	2,025	2,102
Pasco County School Board Ctfs. of Prtn. Series A, 5% 8/1/30 (AMBAC Insured)	4,000	3,879
Peace River/Manasota Reg'l. Wtr. Supply Auth. Rev. Series A:
5% 10/1/30 (FSA Insured)	3,105	3,090
5% 10/1/35 (FSA Insured)	5,000	4,802
Plant City Util. Sys. Rev. 6% 10/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200	2,293
Polk County Pub. Facilities Rev. 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,896
Port Orange Gen. Oblig. 5% 4/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015	2,054
Reedy Creek Impt. District Utils. Rev. Series 1, 5.25% 10/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,700	3,871
Seminole County School Board Ctfs. of Prtn.:
Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,645	1,782
Series A, 5% 7/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,745	1,807
South Lake County Hosp. District (South Lake Hosp., Inc.):
Series 2009 A, 6.25% 4/1/39	3,300	3,094
Series 2010:
5% 10/1/25	4,140	3,897
5.25% 10/1/34	3,500	3,123
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
St. Johns County School Board 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,400	$ 1,516
St. Petersburg Pub. Util. Rev. Series 2009 A, 5.5% 10/1/37	7,000	7,294
Sumter County School District Rev. (Multi-District Ln. Prog.) 7.15% 11/1/15 (FSA Insured)	985	1,196
Tallahassee Energy Sys. Rev. 5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,065	2,884
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010, 5% 11/15/23	8,080	8,198
Tampa Rev. (Catholic Health East Proj.) Series A1, 5.5% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,114
Univ. of Central Florida Athletics Assoc., Inc. Ctfs. of Prtn. Series A:
5% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,805	1,812
5% 10/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,275	2,667
5.25% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	1,703
USF Fing. Corp. Ctfs. of Prtn. (Master Lease Prog.) Series A:
5.25% 7/1/15 (AMBAC Insured)	2,690	2,939
5.25% 7/1/16 (AMBAC Insured)	2,830	3,062
Volusia County Edl. Facilities Auth. Rev.:
5% 10/15/11 (Radian Asset Assurance, Inc. Insured)	1,000	1,014
5% 10/15/12 (Radian Asset Assurance, Inc. Insured)	1,260	1,301
Walton County School Board Ctfs. of Prtn. 5.25% 7/1/18 (FSA Insured)	1,865	1,996
Winter Park Gen. Oblig. 5.25% 7/1/18	1,000	1,008
		459,102
Georgia - 2.8%
Atlanta Tax Allocation (Atlantic Station Proj.) Series 2007, 5.25% 12/1/20 (Assured Guaranty Corp. Insured)	2,000	2,061
Atlanta Wtr. & Wastewtr. Rev.:
Series 2004, 5% 11/1/43	57,130	52,578
Series 2009 A:
6% 11/1/25	9,785	10,524
6.25% 11/1/39	10,800	11,183
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	11,600	11,615
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Colquitt County Dev. Auth. Rev. Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	$ 10,200	$ 6,837
Georgia Gen. Oblig. Series 2007 E, 5% 8/1/22	575	632
Houston County Hosp. Auth. Rev. (Houston Healthcare Proj.) 5.25% 10/1/19	1,450	1,495
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series A, 5.25% 9/15/19	1,915	1,905
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	8,500	8,567
Richmond County Dev. Auth. Rev. (Southern Care Corp. Facility Proj.):
Series A, 0% 12/1/21 (Escrowed to Maturity) (h)	5,615	3,744
Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	19,400	12,936
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009, 5.5% 1/1/36	13,550	12,485
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity) (h)	18,045	12,222
Valdosta & Lowndes County Hosp. (South Georgia Med. Ctr. Proj.) 5% 10/1/20	1,570	1,589
		150,373
Hawaii - 0.2%
Honolulu City & County Board of Wtr. Supply Wtr. Sys. Rev. Series B:
5% 7/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,690	1,765
5% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,000	1,063
5% 7/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,140	1,228
5% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,430	1,550
5.25% 7/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,205	3,416
		9,022
Idaho - 0.2%
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2008 A:
6.5% 11/1/28	4,340	4,535
6.75% 11/1/37	4,300	4,515
		9,050
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - 12.0%
Boone & Winnebago County Cmnty. Unit School District 200:
0% 1/1/21 (FGIC Insured)	$ 1,810	$ 1,056
0% 1/1/22 (FGIC Insured)	1,950	1,059
Chicago Board of Ed. Series 1999 A, 0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,200	2,579
Chicago Gen. Oblig.:
(City Colleges Proj.):
0% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	17,000	15,770
0% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	17,709
(Neighborhoods Alive 21 Prog.):
Series 2003, 5% 1/1/33 (AMBAC Insured)	2,100	1,969
5% 1/1/28 (Pre-Refunded to 1/1/14 @ 100) (h)	2,000	2,211
Series 2001 A, 5.25% 1/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,150	2,033
Series 2003 A, 5.25% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	740	749
Series 2003 C, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,445	1,265
Series 2004 A:
5% 1/1/34 (FSA Insured)	12,510	11,013
5.25% 1/1/29 (FSA Insured)	435	417
Series A:
5% 1/1/42 (AMBAC Insured)	55	46
5.5% 1/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,620	5,167
Series C:
5.5% 1/1/40 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,520	5,059
5.7% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,760	5,759
Chicago Midway Arpt. Rev. Series B:
5.25% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,910	2,917
5.25% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,060	3,067
Chicago Motor Fuel Tax Rev. Series A:
5% 1/1/33 (AMBAC Insured)	3,810	3,673
5.25% 1/1/19 (AMBAC Insured)	1,780	1,869
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2001 B, 5.75% 1/1/30 (AMBAC Insured)	13,420	13,373
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago O'Hare Int'l. Arpt. Rev.: - continued
Series 2008 A, 5% 1/1/16 (FSA Insured)	$ 6,800	$ 7,309
Series A, 5.5% 1/1/16 (AMBAC Insured) (g)	3,650	3,658
Chicago Park District Gen. Oblig.:
Series 2010 C, 5.25% 1/1/40	7,000	6,748
Series A:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	4,974
5.25% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,166
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,195	2,308
5.5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	475	476
5.5% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	490	491
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2008 A:
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	2,425	2,365
5.25% 6/1/25 (Assured Guaranty Corp. Insured)	3,495	3,289
5% 6/1/20 (AMBAC Insured)	7,000	6,854
5% 6/1/21	2,600	2,518
Chicago Wtr. Rev. Series 2000, 0% 11/1/16 (AMBAC Insured)	7,555	6,179
Cicero Gen. Oblig. 5.25% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,010	2,898
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	8,400	8,619
Series 2004 B:
5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,700	2,715
5.25% 11/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400	1,404
Series 2010 A, 5.25% 11/15/33	15,150	14,777
Series B, 5% 11/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,600	2,713
DuPage County Forest Preserve District Rev. Series 2000, 0% 11/1/17	6,665	5,445
Evanston Gen. Oblig. Series C:
5.25% 1/1/16	185	190
5.25% 1/1/22	380	387
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Franklin Park Village Cook County Gen. Oblig. Series B, 5% 7/1/18 (AMBAC Insured)	$ 1,450	$ 1,405
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig. Series 2006 A:
5.25% 5/1/25	5,000	5,221
5.5% 5/1/23	3,000	3,206
Illinois Dedicated Tax Rev. Series B, 0% 12/15/18 (AMBAC Insured)	4,500	3,108
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity) (h)	29,680	18,163
Illinois Dev. Fin. Auth. Rev.:
(DePaul Univ. Proj.) Series 2004 C, 5.625% 10/1/17	2,800	2,985
(Revolving Fund-Master Trust Prog.):
5.5% 9/1/18	5,365	5,619
5.5% 9/1/19	4,405	4,606
Illinois Edl. Facilities Auth. Revs. (Univ. of Chicago Proj.) Series 2005 A, 5.25% 7/1/41	55	53
Illinois Fin. Auth. Gas Supply Rev. Bonds (Peoples Gas Lt. and Coke Co. Proj.) Series 2005 A, 4.3%, tender 6/1/16 (AMBAC Insured) (d)	3,860	3,865
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 A, 5.5% 4/1/44	3,000	2,911
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	4,300	4,522
(Alexian Brothers Health Sys. Proj.):
Series 2008, 5.5% 2/15/38	7,000	6,219
Series 2010:
5.125% 2/15/25	4,000	3,674
5.25% 2/15/30	5,500	4,920
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	6,500	6,134
(Children's Memorial Hosp. Proj.) Series 2008 A:
5.25% 8/15/33 (Assured Guaranty Corp. Insured)	7,800	7,179
5.25% 8/15/47 (Assured Guaranty Corp. Insured)	2,000	1,741
(Edward Hosp. Obligated Group Proj.) Series 2008 A:
5.5% 2/1/40 (AMBAC Insured)	2,850	2,562
6% 2/1/28 (AMBAC Insured)	1,000	999
(Newman Foundation Proj.):
5% 2/1/32 (Radian Asset Assurance, Inc. Insured)	1,300	1,028
5% 2/1/37 (Radian Asset Assurance, Inc. Insured)	10,000	7,616
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	12,580	11,150
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	$ 4,000	$ 4,124
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/25	25,230	25,068
(Provena Health Proj.) Series 2010 A, 6% 5/1/28	12,500	11,836
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	8,200	8,387
Series 2009 D, 6.625% 11/1/39	8,000	8,182
(Southern Illinois Healthcare Enterprises, Inc. Proj.) Series 2005, 5.25% 3/1/30	5,900	5,721
(The Carle Foundation Proj.) Series 2009 A, 5.5% 2/15/16 (Assured Guaranty Corp. Insured)	5,385	5,845
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B:
5% 8/15/23	5,550	5,624
5% 8/15/24	6,000	6,009
5.25% 5/1/25	7,000	6,972
Illinois Gen. Oblig.:
First Series:
5.25% 12/1/20	2,000	2,013
5.5% 8/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	13,000	13,243
5.5% 8/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	7,633
5.5% 8/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,068
Series 2002, 5.25% 12/1/17 (FSA Insured)	2,260	2,300
Series 2006, 5.5% 1/1/31	3,000	2,888
Series 2010, 5% 1/1/23 (FSA Insured)	6,600	6,445
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.) Series 2002 D, 5.25% 5/15/32 (FSA Insured)	3,000	2,707
(Lake Forest Hosp. Proj.):
Series A, 6.25% 7/1/22	4,200	4,342
6% 7/1/33	3,775	3,893
(Lutheran Gen. Health Care Sys. Proj.) Series C:
6% 4/1/18	3,000	3,353
7% 4/1/14	1,445	1,562
Illinois Reg'l. Trans. Auth. Series A, 8% 6/1/17 (AMBAC Insured)	4,500	5,591
Illinois Sales Tax Rev. Series 2010, 5% 6/15/17	13,500	14,642
Kane & DeKalb Counties Cmnty. Unit School District #302 5.5% 2/1/25 (FSA Insured)	3,000	3,164
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	$ 3,700	$ 2,784
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	7,865	9,040
0% 12/1/21	5,000	2,819
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/14 (Escrowed to Maturity) (h)	630	594
0% 12/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,370	1,218
0% 12/1/16 (Escrowed to Maturity) (h)	585	513
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,905	1,524
Lake County Cmnty. High School District #117, Antioch Series B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,240	4,880
Lake County Forest Preservation District Series 2007 A, 0.557% 12/15/13 (d)	1,950	1,909
Lake County Warren Township High School District #121, Gurnee Series C:
5.5% 3/1/24 (AMBAC Insured)	2,945	3,115
5.625% 3/1/21 (AMBAC Insured)	2,505	2,683
5.75% 3/1/19 (AMBAC Insured)	2,240	2,431
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2003, 0% 1/1/19 (FGIC Insured)	3,000	1,872
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,610	2,214
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,300	2,565
Series 2002 A:
5% 12/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,021
5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	26,420	26,996
Series 2002 B, 0% 6/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (a)	2,000	1,961
Series 2010 B1, 0% 6/15/44	19,300	2,011
Series A:
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,305	2,182
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Metropolitan Pier & Exposition: - continued
(McCormick Place Expansion Proj.):
0% 6/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,935	$ 1,961
0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	731
Series 1996 A, 0% 6/15/24	3,060	1,362
Series 2002, 0% 6/15/13 (Escrowed to Maturity) (h)	4,155	4,049
Series A:
0% 6/15/13 (Escrowed to Maturity) (h)	5,415	5,283
0% 12/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,115	1,362
0% 6/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	210	197
0% 6/15/15 (Escrowed to Maturity) (h)	5,355	4,953
0% 6/15/15 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,645	8,159
Moline Gen. Oblig. Series A, 5.5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,023
Quincy Hosp. Rev.:
(Blessing Hosp. Proj.) 5% 11/15/16	1,200	1,221
Series 2007, 5% 11/15/14	1,000	1,036
5% 11/15/18	1,000	984
Railsplitter Tobacco Settlement Auth. Rev. Series 2010, 6% 6/1/28	3,300	3,203
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,350	10,874
Univ. of Illinois Board of Trustees Ctfs. of Prtn. Series 2009 A:
5% 10/1/17	1,300	1,389
5% 10/1/18	1,435	1,504
5% 10/1/20	1,290	1,310
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1991:
0% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,270	13,032
0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	8,000	4,960
Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,965	2,885
Series 2009 A, 5.75% 4/1/38	7,805	7,596
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Rev.: - continued
Series 2010 A:
5% 4/1/25	$ 5,125	$ 5,029
5.25% 4/1/30	3,200	3,095
Will County Cmnty. Unit School District #365-U:
(Valley View Proj.) Series 2002, 0% 11/1/19 (FSA Insured)	5,000	3,255
Series 2002:
0% 11/1/14 (FSA Insured)	4,300	3,858
0% 11/1/16 (FSA Insured)	6,500	5,250
0% 11/1/17 (FSA Insured)	3,200	2,418
		641,052
Indiana - 3.0%
Avon 2000 Cmnty. School Bldg. Corp. Series 2005, 5% 7/15/17 (FSA Insured)	2,835	3,029
Clark-Pleasant 2004 School Bldg. Corp.:
5.25% 7/15/23 (FSA Insured)	1,545	1,611
5.25% 7/15/25 (FSA Insured)	1,720	1,776
Crown Point Multi-School Bldg. Corp. 0% 1/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,480	4,624
Franklin Township Independent School Bldg. Corp., Marion County:
5% 7/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365	1,387
5.25% 7/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,885	2,013
GCS School Bldg. Corp. One 5% 7/15/22 (FSA Insured)	1,545	1,611
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	25,900	29,640
Indiana Bond Bank Series B:
5% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940	1,992
5% 2/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,635	1,670
Indiana Dev. Fin. Auth. Rev. 5.95% 8/1/30 (g)	7,350	7,308
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2001, 4.7%, tender 10/1/15 (d)(g)	3,500	3,698
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.):
Series 2008 C, 5.375% 11/1/32	7,815	7,502
Series 2009 A, 5.25% 11/1/39	5,300	4,847
Indiana Fin. Auth. Rev. (Trinity Health Cr. Group Proj.) Series 2009 A, 5.25% 12/1/38	8,000	7,449
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Health & Edl. Facilities Fing. Auth. Hosp. Rev. Series B:
5% 2/15/14	$ 1,060	$ 1,120
5% 2/15/15	1,500	1,586
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (d)	11,200	11,816
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Columbus Reg'l. Hosp. Proj.) Series 1993, 7% 8/15/15 (FSA Insured)	1,905	2,125
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Subordinate Cr. Proj.) Series 2005 A1, 5%, tender 5/1/13 (d)	3,000	3,215
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,431
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A:
0% 6/1/16 (AMBAC Insured)	6,470	5,493
0% 6/1/18 (AMBAC Insured)	1,700	1,302
Indianapolis Local Pub. Impt. Bond Bank (Indianapolis Arpt. Auth. Proj.) Series 2006 F:
5% 1/1/16 (AMBAC Insured) (g)	1,525	1,602
5% 1/1/17 (AMBAC Insured) (g)	1,700	1,754
5.25% 1/1/14 (AMBAC Insured) (g)	2,675	2,840
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000	4,311
Petersburg Poll. Cont. Rev. (Indianapolis Pwr. & Lt. Co. Proj.):
Series 1994, 5.9% 12/1/24 (g)	10,000	10,197
Series 1995 C, 5.95% 12/1/29 (g)	2,000	2,001
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/24	1,150	1,246
5% 7/1/25	1,000	1,070
5% 7/1/26	1,325	1,408
5% 7/1/29	670	698
5% 7/1/35	3,000	3,030
Rockport Poll. Cont. Rev. Bonds (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (d)	4,400	4,427
Southmont School Bldg. Corp. Series 2004, 5% 7/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,104
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Vigo County Hosp. Auth. Rev. (Union Hosp., Inc. Proj.) Series 2007:
5.7% 9/1/37	$ 2,000	$ 1,510
5.75% 9/1/42	1,000	745
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,560	5,728
Westfield Washington Multi-School Bldg. Corp. Series A, 5% 7/15/18 (FSA Insured)	1,500	1,561
Zionsville Cmnty. Schools Bldg. Series 2005, 5% 7/15/20 (FSA Insured)	1,945	2,131
		157,608
Iowa - 0.1%
Iowa Fin. Auth. Health Facilities Rev. Series 2008 A, 5.625% 8/15/37 (Assured Guaranty Corp. Insured)	4,800	4,738
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.):
Series 2009 C, 5.75% 11/15/38	10,600	10,970
Series 2009 D, 5% 11/15/29	4,600	4,529
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hayes Med. Ctr., Inc. Proj.) Series 2010 Q, 5% 5/15/35	4,000	3,435
Leavenworth County Unified School District #453 general obligation Series 2009 A, 5.25% 9/1/24 (Assured Guaranty Corp. Insured)	1,575	1,705
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (d)	4,400	4,466
Topeka Combined Util. Impt. Rev. Series 2005 A:
6% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,200	1,325
6% 8/1/25 (XL Cap. Assurance, Inc. Insured)	1,100	1,193
6% 8/1/27 (XL Cap. Assurance, Inc. Insured)	1,235	1,328
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	1,300	1,289
5% 11/15/17	2,500	2,672
		32,912
Kentucky - 1.2%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/22	1,355	1,369
Jefferson County Cap. Projs. Corp. Rev. (Lease Prog.) Series A, 0% 8/15/11	5,250	5,228
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kentucky - continued
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev.:
(Baptist Healthcare Sys. Proj.) Series A:
5% 8/15/16	$ 9,410	$ 10,277
5% 8/15/17	3,650	3,934
(St. Elizabeth Med. Ctr., Inc. Proj.) Series 2009 A, 5.5% 5/1/39	4,000	3,927
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	5,000	4,624
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	22,180	21,713
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,750	15,861
		66,933
Louisiana - 0.9%
Louisiana Gas & Fuel Tax Rev. Series A, 5.375% 6/1/20 (AMBAC Insured)	3,000	3,101
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/19 (FGIC Insured)	1,000	1,064
5.375% 6/1/32 (FGIC Insured)	1,900	1,896
5.5% 6/1/41 (FGIC Insured)	15,500	15,319
Monroe-West Monroe Pub. Trust Fing. Auth. Mtg. Rev. Series C, 0% 8/20/14	8,625	7,636
New Orleans Aviation Board Rev.:
Series 2007 A, 5% 1/1/17 (FSA Insured) (g)	1,420	1,484
Series 2007 B2, 5% 1/1/16 (FSA Insured) (g)	1,000	1,059
New Orleans Gen. Oblig.:
Series 2005:
5% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,690	4,535
5.25% 12/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,450	3,461
0% 9/1/11 (AMBAC Insured)	3,080	3,049
0% 9/1/13 (AMBAC Insured)	3,350	3,069
0% 9/1/14 (AMBAC Insured)	3,165	2,748
Tobacco Settlement Fing. Corp. Series 2001 B, 5.875% 5/15/39	1,000	911
		49,332
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Maine - 0.3%
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30	$ 3,000	$ 3,052
Series 2007, 5.25% 7/1/37 (AMBAC Insured)	9,060	9,107
6% 7/1/38	2,700	2,850
		15,009
Maryland - 0.6%
Baltimore Convention Ctr. Hotel Rev. Series A, 5.25% 9/1/39 (XL Cap. Assurance, Inc. Insured)	4,710	3,772
Baltimore Proj. Rev. (Wtr. Proj.) Series 2009 A, 5.75% 7/1/39	1,250	1,292
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Univ. of Maryland, Baltimore County Student Hsg. Proj.) Series 2006:
5% 6/1/14 (CIFG North America Insured)	1,020	1,092
5% 6/1/16 (CIFG North America Insured)	1,000	1,066
5% 6/1/19 (CIFG North America Insured)	1,500	1,535
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Health Sys. Proj.) Series 2010, 5% 7/1/40	2,000	1,834
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	2,000	1,619
(Good Samaritan Hosp. Proj.) Series 1993:
5.75% 7/1/13 (Escrowed to Maturity) (h)	1,605	1,694
5.75% 7/1/13 (Escrowed to Maturity) (h)	395	417
(Johns Hopkins Med. Institutions Utils. Proj.) Series 2005 B, 5% 5/15/35	2,700	2,721
(Univ. of Maryland Med. Sys. Proj.) Series 2010, 5.125% 7/1/39	4,400	4,029
(Upper Chesapeake Hosp. Proj.) Series 2008 C, 6% 1/1/38	3,000	3,038
(Washington County Health Sys. Proj.) Series 2008:
6% 1/1/28	5,000	4,831
6% 1/1/43	1,500	1,373
		30,313
Massachusetts - 2.9%
Massachusetts Bay Trans. Auth. Series 1992 B, 6.2% 3/1/16	3,800	4,266
Massachusetts Dev. Fin. Agcy. Rev. (Boston Univ. Proj.) Series U4, 5.7% 10/1/40	7,500	7,540
Massachusetts Gen. Oblig.:
Series 2007 A, 0.774% 5/1/37 (d)	7,000	5,123
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig.: - continued
Series 2007 C:
5.25% 8/1/22	$ 7,700	$ 8,476
5.25% 8/1/23	3,600	3,931
5.25% 8/1/24	9,000	9,774
Massachusetts Health & Edl. Facilities Auth. Rev.:
(Blood Research Institute Proj.) Series A, 6.5% 2/1/22 (i)	3,015	3,024
(Massachusetts Gen. Hosp. Proj.) Series F, 6.25% 7/1/12 (Escrowed to Maturity) (h)	670	696
(South Shore Hosp. Proj.) Series F, 5.75% 7/1/29	4,455	4,188
Bonds (Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (d)	4,000	4,299
Series G, 5.375% 7/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,890	1,805
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A:
5.5% 1/1/12 (AMBAC Insured) (g)	2,000	1,980
5.5% 1/1/14 (AMBAC Insured) (g)	2,540	2,421
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	29,965	31,445
5% 8/15/26	10,000	10,356
5% 8/15/30	30,000	30,586
Series 2007 A:
4.5% 8/15/35	14,090	12,826
5% 8/15/22 (AMBAC Insured)	2,900	3,119
Massachusetts St Dev. Fin. Ag Series I, 6.75% 1/1/36 (c)	3,000	2,982
Massachusetts Tpk. Auth. Western Tpk. Rev. Series 1997 A, 5.55% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,090	5,106
Massachusetts Wtr. Poll. Abatement Trust Wtr. Poll. Abatement Rev. (MWRA Ln. Prog.) Series 1998 A, 5.25% 8/1/13	90	90
		154,033
Michigan - 2.0%
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	8,000	8,180
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	4,200	4,801
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Detroit Swr. Disp. Rev.: - continued
Series 2006, 5% 7/1/36	$ 20,700	$ 18,000
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,000	10,371
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,380	2,504
Series 2004, 5.25% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,685	1,771
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	5,000	4,774
Series 2006 B, 7% 7/1/36 (FSA Insured)	4,900	5,450
DeWitt Pub. Schools Gen. Oblig. 5% 5/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,650	1,766
Ferris State Univ. Rev. 5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,165	3,248
Fowlerville Cmnty. School District 5.25% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,425	1,530
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (d)	3,300	3,609
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	2,600	2,480
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	3,000	2,951
(Mercy Health Svcs. Proj.):
Series 1996, 5.375% 8/15/26 (Escrowed to Maturity) (h)	4,750	4,759
Series W, 5.25% 8/15/27 (Escrowed to Maturity) (h)	4,000	4,011
(Sisters of Mercy Health Corp. Proj.) Series 1993, 5.375% 8/15/14 (Escrowed to Maturity) (h)	195	208
(Trinity Health Sys. Proj.):
Series 2006 A, 5% 12/1/26	1,360	1,318
Series 2008 A, 6.5% 12/1/33	4,000	4,206
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007, 6% 6/1/34	5,000	3,667
Portage Pub. Schools 5% 5/1/21 (FSA Insured)	6,300	6,625
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.):
Series 2009 V, 8.25% 9/1/39	3,400	3,839
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.): - continued
Series M, 5.25% 11/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 7,000	$ 6,120
Three Rivers Cmnty. Schools 5% 5/1/21 (FSA Insured)	1,710	1,815
		108,003
Minnesota - 1.0%
Maple Grove Health Care Sys. Rev.:
Series 2007, 5.25% 5/1/28	3,500	3,300
5% 5/1/20	1,000	1,013
Minneapolis & Saint Paul Hsg. & Redev. Auth. Health Care Sys. Rev. (HealthPartners Obligated Group Proj.) 6% 12/1/18	1,000	1,018
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev.:
Series 2005 A, 5% 1/1/35 (AMBAC Insured)	4,000	3,703
Series A, 5% 1/1/12 (g)	2,000	2,058
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/20 (Assured Guaranty Corp. Insured)	3,835	4,327
Minnesota Agric. & Econ. Dev. Board Rev. (Health Care Sys. Proj.) Series 2000 A, 6.375% 11/15/29	210	211
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.):
Series 2006, 5.25% 5/15/36	4,250	3,754
5.25% 5/15/18	1,650	1,676
5.25% 5/15/23	2,000	1,951
Saint Paul Port Auth. Lease Rev. Series 2003 11:
5.25% 12/1/18	1,710	1,830
5.25% 12/1/19	2,850	3,039
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/18	5,600	6,075
Series 2009, 5.75% 7/1/39	20,700	19,307
		53,262
Mississippi - 0.1%
Hinds County Rev. (Mississippi Methodist Hosp. & Rehabilitation Proj.) 5.6% 5/1/12 (AMBAC Insured)	1,300	1,321
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/14	2,500	2,641
		3,962
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.2%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	$ 1,000	$ 1,059
Missouri Dev. Fin. Board Infrastructure Facilities Rev. (City of Branson-Branson Landing Proj.) Series 2005 A, 6% 6/1/20	2,125	2,298
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2010 B, 4.75% 6/1/34	6,100	5,418
Saint Louis Arpt. Rev. Series 2007 B, 5% 7/1/16 (FSA Insured) (g)	3,500	3,735
		12,510
Montana - 0.1%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	3,900	3,778
Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.708% 12/1/17 (d)	7,900	6,455
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.):
6% 8/15/23	2,130	2,254
6% 8/15/28	3,500	3,598
6.125% 8/15/31	2,250	2,304
Lancaster County Hosp. Auth. #1 Health Facilities Rev. (Immanuel Med. Ctr., Inc. Proj.) Series 2010, 5.625% 1/1/40	1,500	1,421
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	10,000	9,742
		25,774
Nevada - 0.6%
Clark County Arpt. Rev. Series 2003 C:
5.375% 7/1/17 (AMBAC Insured) (g)	4,310	4,425
5.375% 7/1/19 (AMBAC Insured) (g)	1,100	1,114
5.375% 7/1/21 (AMBAC Insured) (g)	1,600	1,606
Clark County Wtr. Reclamation District Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	4,300	4,496
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2003 B, 5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,285	6,648
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B:
0% 7/1/12 (FSA Insured)	4,605	4,539
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Washoe County Gen. Oblig. (Reno Sparks Proj.) Series B: - continued
0% 7/1/13 (FSA Insured)	$ 4,590	$ 4,421
0% 7/1/14 (FSA Insured)	3,000	2,788
		30,037
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	9,300	8,850
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	800	799
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Dartmouth College Proj.) Series 2009, 5.25% 6/1/39	4,000	4,071
(Dartmouth-Hitchcock Obligated Group Proj.) Series 2010, 5% 8/1/40	4,700	4,366
		18,086
New Jersey - 1.3%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	5,100	5,748
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	6,000	5,949
5.125% 3/1/30	5,000	4,967
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,800	2,875
5.25% 3/1/23	4,500	4,562
5.25% 3/1/25	9,900	9,993
5.25% 3/1/26	11,305	11,388
Series 2005 P, 5.125% 9/1/28	2,445	2,432
Series 2009 AA, 5.5% 12/15/29	4,000	4,087
New Jersey Tpk. Auth. Tpk. Rev. Series 2009 E, 5.25% 1/1/40	3,000	2,900
New Jersey Trans. Trust Fund Auth. Series B, 5.5% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,294
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series A:
5.25% 8/1/18 (FGIC Insured)	3,235	3,313
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series A: - continued
5.25% 8/1/19 (FGIC Insured)	$ 2,735	$ 2,795
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) Series 2005, 5.5% 5/1/28 (FGIC Insured)	5,560	5,637
		71,940
New Mexico - 0.2%
Albuquerque Arpt. Rev. Series 1997, 6.75% 7/1/12 (AMBAC Insured) (g)	1,935	2,050
New Mexico Edl. Assistance Foundation Series 2010 A1:
4% 12/1/17	5,000	5,241
5% 12/1/18	2,000	2,197
		9,488
New York - 11.1%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A:
5.25% 11/15/16	1,955	2,086
5.25% 11/15/17 (St Peters Hosp. Insured)	1,500	1,585
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003:
5.75% 5/1/15	7,000	7,563
5.75% 5/1/18 (FSA Insured)	3,460	3,594
5.75% 5/1/21	1,575	1,628
5.75% 5/1/23	1,750	1,798
Series 2004:
5.75% 5/1/16	13,120	14,517
5.75% 5/1/18	14,720	15,801
5.75% 5/1/20 (FSA Insured)	8,000	8,420
5.75% 5/1/21 (FSA Insured)	3,845	4,042
5.75% 5/1/22 (FSA Insured)	1,000	1,051
5.75% 5/1/23 (FSA Insured)	3,000	3,130
5.75% 5/1/24 (FSA Insured)	3,000	3,128
5.75% 5/1/25 (FSA Insured)	3,400	3,541
5.75% 5/1/26	5,200	5,413
Hudson Yards Infrastructure Corp. New York Rev. Series A:
5% 2/15/47	14,500	11,865
5% 2/15/47	13,100	10,720
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
Long Island Pwr. Auth. Elec. Sys. Rev. Series A:
5% 12/1/25 (FGIC Insured)	$ 5,000	$ 5,070
5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	2,600	2,622
Metropolitan Trans. Auth. Svc. Contract Rev.:
Series 2002 A, 5.75% 7/1/31	3,800	3,837
Series 2002 B, 5.5% 7/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,061
New York City Gen. Oblig.:
Series 2000 A, 6.5% 5/15/11	420	423
Series 2003 A:
5.5% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,990	7,458
5.5% 8/1/20 (Pre-Refunded to 8/1/13 @ 100) (h)	50	56
Series 2008 A1, 5.25% 8/15/27	9,940	10,339
Series 2008 D1, 5.125% 12/1/22	5,000	5,408
Series 2009 I-1, 5.625% 4/1/29	3,600	3,812
New York City Indl. Dev. Agcy. Rev.:
(Queens Baseball Stadium Proj.) 5% 1/1/19 (AMBAC Insured)	3,735	3,699
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	4,725	4,261
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	3,300	3,304
Series 2002 G, 5.125% 6/15/32	2,000	2,000
Series 2003 A, 5.125% 6/15/34	13,800	13,816
Series 2003 E, 5% 6/15/34	11,120	11,014
Series 2007 DD:
4.75% 6/15/35	7,400	7,002
4.75% 6/15/36	2,900	2,718
Series 2009 A, 5.75% 6/15/40	1,500	1,581
Series 2009 EE, 5.25% 6/15/40	10,300	10,367
Series FF 2, 5.5% 6/15/40	17,800	18,151
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S1:
5.5% 7/15/31	4,000	4,128
5.5% 7/15/38	1,600	1,616
5.625% 7/15/38	2,825	2,883
Series 2009 S3:
5.25% 1/15/34	24,000	24,135
5.375% 1/15/34	2,750	2,787
Series 2009 S4:
5.5% 1/15/39	8,800	8,916
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Transitional Fin. Auth. Bldg. Aid Rev.: - continued
Series 2009 S4:
5.75% 1/15/39	$ 4,100	$ 4,232
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (b)	9,750	10,023
6% 11/1/28 (b)	7,775	8,015
Series 2003 D, 5% 2/1/31	3,500	3,514
Series 2004 B:
5% 8/1/32	14,700	14,760
5% 8/1/32 (Pre-Refunded to 8/1/13 @ 100) (h)	15	17
5.25% 8/1/19	1,880	2,031
Series 2004 C, 5% 2/1/33 (FGIC Insured)	5,000	5,014
New York City Trust Cultural Resources Rev. (Museum of Modern Art Proj.) Series 2001 D, 5.125% 7/1/31	6,000	6,021
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2008 B, 5.75% 3/15/36	3,400	3,646
Series A, 5% 2/15/39	4,000	3,888
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	7,005	7,348
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A:
5% 7/1/15	3,000	3,235
5% 7/1/16	1,400	1,507
Series 2007 A, 5% 7/1/14	1,895	2,037
Series 2007 B, 5.25% 7/1/24	2,200	2,175
(State Univ. Edl. Facilities Proj.) Series A:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	12,400	13,763
5.875% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,865	7,875
(Suffolk County Judicial Facilities Proj.) Series A, 9.5% 4/15/14 (Escrowed to Maturity) (h)	690	841
Series 2002 A, 5.75% 10/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,164
Series 2010 A, 5% 7/1/26	4,000	3,916
New York Med. Care Facilities Fin. Agcy. Rev. (Homeowner Mtg. Prog.) Series E, 6.2% 2/15/15	570	570
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B, 5% 11/15/34	11,800	11,449
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Metropolitan Trans. Auth. Rev.:
Series 2008 A, 5.25% 11/15/36	$ 26,700	$ 25,787
Series 2010 D, 5.25% 11/15/40	6,600	6,222
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	10,500	10,841
New York Thruway Auth. Gen. Rev. Series 2005 G:
5% 1/1/32 (FSA Insured)	2,900	2,841
5.25% 1/1/27	12,500	12,713
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	3,500	3,708
Niagara Falls City Niagara County Pub. Impt. 7.5% 3/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	460	554
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (h)	6,390	6,739
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.25% 6/1/21 (AMBAC Insured)	5,645	5,823
5.25% 6/1/22 (AMBAC Insured)	9,850	10,120
5.5% 6/1/14	3,050	3,060
5.5% 6/1/15	16,735	16,788
5.5% 6/1/17	8,100	8,135
5.5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,057
5.5% 6/1/19	4,050	4,237
Series 2003B 1C:
5.5% 6/1/14	8,910	8,939
5.5% 6/1/15	11,700	11,737
5.5% 6/1/16	4,070	4,096
5.5% 6/1/17	11,500	11,550
5.5% 6/1/18	20,000	20,574
5.5% 6/1/19	10,800	11,299
5.5% 6/1/20	2,700	2,815
5.5% 6/1/20 (FGIC Insured)	5,050	5,265
5.5% 6/1/22	10,065	10,424
Triborough Bridge & Tunnel Auth. Revs. Series 2001 A, 5% 1/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	470	470
		589,181
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York & New Jersey - 0.3%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (g)	$ 3,400	$ 3,406
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	10,275	10,707
		14,113
North Carolina - 1.1%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) 5.25% 6/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,800	1,908
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 B, 5.5% 7/1/23 (g)	1,200	1,227
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series A, 5% 1/15/20 (FSA Insured)	1,070	1,105
Dare County Ctfs. of Prtn.:
5.25% 6/1/17 (AMBAC Insured)	1,620	1,744
5.25% 6/1/18 (AMBAC Insured)	1,620	1,735
5.25% 6/1/19 (AMBAC Insured)	1,540	1,642
5.25% 6/1/22 (AMBAC Insured)	1,620	1,708
5.25% 6/1/23 (AMBAC Insured)	1,620	1,704
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series A, 5.125% 10/1/41	1,195	1,196
North Carolina Ctfs. of Prtn. (Repair and Renovation Proj.) Series 2004 B, 5.25% 6/1/17	3,600	3,904
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	10,000	9,927
North Carolina Infrastructure Fin. Corp. Ctfs. of Prtn. (North Carolina Correctional Facilities Proj.) Series A:
5% 2/1/19	2,945	3,129
5% 2/1/20	1,500	1,582
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.):
Series 2007, 5% 10/1/20	1,225	1,269
5% 10/1/21	5,690	5,861
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	7,830	7,375
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev.:
Series 2009 A, 5% 1/1/30	2,300	2,278
Series 2010 B, 5% 1/1/20	6,700	7,262
		56,556
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Dakota - 0.7%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.):
Series 2008 D, 5% 2/15/40 (Assured Guaranty Corp. Insured)	$ 5,000	$ 4,414
Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	4,600	4,232
Fargo Health Sys. Rev. (Sanford Proj.) Series 2011, 6% 11/1/28	1,500	1,538
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.):
5% 12/1/12 (Assured Guaranty Corp. Insured)	1,475	1,538
5% 12/1/14 (Assured Guaranty Corp. Insured)	1,675	1,790
Mercer County Poll. Cont. Rev. (Antelope Valley Station/Basin Elec. Pwr. Coop. Proj.) 7.2% 6/30/13 (AMBAC Insured)	18,625	19,482
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.):
5.125% 7/1/19	2,765	2,779
5.25% 7/1/15	1,300	1,366
		37,139
Ohio - 1.0%
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A2, 5.75% 6/1/34	15,000	10,308
Series A-2:
5.875% 6/1/47	3,800	2,521
6.5% 6/1/47	7,535	5,497
Cleveland Parking Facilities Rev. 5.25% 9/15/18 (FSA Insured)	2,000	2,129
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.) Series 2009, 5.25% 11/1/40	1,500	1,372
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	5,000	4,632
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	6,000	6,209
Montgomery County Rev. (Catholic Health Initiatives Proj.) Series A, 6% 12/1/19	4,905	4,942
Ohio Higher Edl. Facility Commission Rev. (Cleveland Clinic Foundation Proj.) Series 2008 A, 5.5% 1/1/43	1,500	1,471
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (d)	8,500	9,012
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B, 6.375% 11/15/30	$ 1,005	$ 1,011
Univ. of Cincinnati Ctfs. of Prtn. 5.125% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,360	3,335
		52,439
Oklahoma - 0.3%
Oklahoma City Pub. Property Auth. Hotel Tax Rev.:
5.5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,845	3,008
5.5% 10/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,005	3,171
5.5% 10/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,175	3,340
Oklahoma City Wtr. Utils. Trust Wtr. and Swr. Rev. Series 2009 A, 5% 7/1/34	1,000	1,031
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C, 5.5% 8/15/20	5,000	5,454
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) 5% 2/15/14	815	863
Tulsa County Indl. Auth. Health Care Rev. 5% 12/15/19	1,680	1,761
		18,628
Oregon - 0.5%
Clackamas County School District #62C, Oregon City Series 2004, 5% 6/15/19 (FSA Insured)	3,395	3,611
Clackamas County School District #7J:
5.25% 6/1/23	2,000	2,286
5.25% 6/1/24 (FSA Insured)	2,605	2,961
Multnomah County Hosp. Facilities Auth. Rev. (Adventist Health Sys./West Proj.) Series 2009 A, 5.125% 9/1/40	2,500	2,340
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A, 5% 3/15/30	1,000	951
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	5,600	5,880
Port Morrow Poll. Cont. Rev.:
(Pacific Northwest Proj.) Series A, 8% 7/15/11	385	391
(Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	5,000	4,806
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oregon - continued
Washington County School District #15:
5.5% 6/15/20 (FSA Insured)	$ 1,770	$ 2,031
5.5% 6/15/21 (FSA Insured)	1,060	1,217
		26,474
Pennsylvania - 1.8%
Allegheny County Arpt. Auth. Rev. (Pittsburg Int'l. Arpt. Proj.) Series B, 5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,000	3,064
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.) Series B, 5% 6/15/16	1,365	1,502
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A, 5.625% 8/15/39	6,225	6,049
Annville-Cleona School District Series 2005:
5.5% 3/1/24 (FSA Insured)	1,350	1,428
5.5% 3/1/25 (FSA Insured)	1,400	1,473
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	4,800	5,541
Mifflin County School District 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	3,400	3,943
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.):
Series 1993 A, 6% 6/1/22 (AMBAC Insured)	2,000	2,166
Series A:
6.1% 6/1/12 (AMBAC Insured)	2,060	2,118
6.125% 6/1/14 (AMBAC Insured)	5,230	5,810
Pennsylvania Convention Ctr. Auth. Rev. Series A, 6.7% 9/1/16 (Escrowed to Maturity) (h)	1,595	1,833
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2001 A, 6.375% 11/1/41 (g)	8,700	8,727
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(The Univ. of Pennsylvania Health Sys. Proj.) Series 2009 A, 5.25% 8/15/21	2,900	3,029
(Univ. of Pennsylvania Health Sys. Proj.) Series A, 5% 8/15/16	3,600	3,929
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 D, 5.5% 12/1/41	12,600	12,307
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	4,000	4,122
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	4,695	4,464
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Philadelphia Gas Works Rev.: - continued
(1998 Gen. Ordinance Proj.):
Ninth Series, 5.25% 8/1/40	$ 3,750	$ 3,392
Seventh Series, 5% 10/1/37 (AMBAC Insured)	8,900	7,801
Philadelphia Gen. Oblig.:
Series 2003 A, 5% 2/15/12 (XL Cap. Assurance, Inc. Insured)	1,000	1,025
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500	2,468
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	3,200	3,470
Philadelphia Redev. Auth. Rev. (Philadelphia Neighborhood Transformation Initiative Proj.) Series 2005 C, 5% 4/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	2,753
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	1,675	1,704
		94,118
Puerto Rico - 1.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 1998, 5.75% 7/1/22 (CIFG North America Insured)	2,300	2,300
Series 2003, 5.75% 7/1/19 (FGIC Insured)	3,240	3,282
Puerto Rico Commonwealth Infrastructure Fing. Auth. Series C, 5.5% 7/1/21	3,000	3,040
Puerto Rico Govt. Dev. Bank:
Series 2006 B, 5% 12/1/12	5,000	5,220
Series 2006 C, 5.25% 1/1/15 (g)	5,000	5,040
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (d)	4,600	4,746
5.75%, tender 7/1/17 (d)	8,500	8,884
Series N:
5.5% 7/1/21	5,000	5,034
5.5% 7/1/22	3,250	3,268
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A, 0% 8/1/41 (FGIC Insured)	20,300	2,572
Series 2009 A, 6% 8/1/42	7,600	7,483
Series A, 0% 8/1/54 (AMBAC Insured)	6,000	299
		51,168
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.3%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A:
5% 5/15/11	$ 1,680	$ 1,687
5% 5/15/13 (FSA Insured)	4,000	4,220
(Univ. of Rhode Island Univ. Revs. Proj.):
Series 2004 A, 5.5% 9/15/24 (AMBAC Insured)	3,400	3,481
Series A:
5.25% 9/15/15 (AMBAC Insured)	1,725	1,854
5.25% 9/15/16 (AMBAC Insured)	1,815	1,935
5.25% 9/15/18 (AMBAC Insured)	1,005	1,051
		14,228
South Carolina - 1.1%
Greenwood Fifty School Facilities Installment:
5% 12/1/18 (Assured Guaranty Corp. Insured)	3,930	4,226
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,375	2,515
Lexington County Health Svcs. District, Inc. Hosp. Rev.:
5% 11/1/18	1,090	1,146
5% 11/1/19	1,000	1,034
Lexington One School Facilities Corp. Rev. (Lexington County School District No. 1 Proj.) 5.25% 12/1/18	1,540	1,640
Richland County Hosp. Facilities Rev. (Cmnty. Provider Pooled Ln. Prog.) Series A, 7.125% 7/1/17 (Escrowed to Maturity) (h)	855	998
Rock Hill Util. Sys. Rev. Series 2003 A:
5.375% 1/1/17 (FSA Insured)	2,100	2,210
5.375% 1/1/23 (FSA Insured)	1,025	1,060
South Carolina Jobs-Econ. Dev. Auth. (Palmetto Health Proj.) Series 2009, 5.75% 8/1/39	1,435	1,279
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.):
5% 4/1/15	1,000	1,040
5% 4/1/24	4,000	3,687
South Carolina Pub. Svc. Auth. Rev.:
(Santee Cooper Proj.) Series 2009 B:
5.25% 1/1/34	6,000	6,114
5.25% 1/1/39	2,800	2,812
Series 2004 A, 5% 1/1/39	7,600	7,454
Series 2005 B, 5% 1/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500	2,694
Series A, 5% 1/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,882
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
Sumter Two School Facilities, Inc. Rev.:
5% 12/1/18 (Assured Guaranty Corp. Insured)	$ 1,000	$ 1,078
5% 12/1/19 (Assured Guaranty Corp. Insured)	2,080	2,208
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	6,950	7,117
York County Wtr. & Swr. Rev. 5.25% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,120	1,135
		56,329
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Reg'l. Health Proj.) Series 2010:
4.625% 9/1/27	1,000	906
5% 9/1/28	3,000	2,811
South Dakota Lease Rev. Series A, 6.625% 9/1/12 (FSA Insured)	525	549
		4,266
Tennessee - 1.1%
Clarksville Natural Gas Acquisition Corp. Gas Rev.:
Series 2006, 5% 12/15/13	8,000	8,379
5% 12/15/12	4,500	4,690
5% 12/15/14	3,870	4,030
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	6,600	6,645
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev.:
(Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31	5,000	5,158
(Fort Sanders Alliance Proj.):
Series 1993, 5.25% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,310	3,473
Series C, 5.75% 1/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,122
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) 5% 4/1/15	5,245	5,371
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B:
5.75% 7/1/23 (g)	5,820	5,962
5.75% 7/1/24 (g)	2,400	2,443
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Tennessee - continued
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. 7.7% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,555	$ 1,628
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Ascension Health Sr. Cr. Group Proj.) Series 2010 D, 5% 11/15/29	12,000	11,522
		61,423
Texas - 11.3%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	6,800	6,714
Argyle Independent School District Series 2005, 5.25% 8/15/40 (FSA Insured)	1,745	1,762
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/33	5,000	5,009
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,900	1,778
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.) Series B:
5.75% 1/1/24	1,405	1,243
5.75% 1/1/34	1,500	1,203
Austin Elec. Util. Sys. Rev.:
0% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,200	7,283
0% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	3,723
Austin Wtr. & Wastewtr. Sys. Rev.:
Series 2004 A, 5% 11/15/27 (AMBAC Insured)	1,780	1,821
Series 2005 A, 5% 5/15/31 (AMBAC Insured)	4,690	4,738
Bastrop Independent School District Series 2007:
5.25% 2/15/37	2,700	2,750
5.25% 2/15/42	5,000	5,080
Beaumont Independent School District 5% 2/15/38 (Assured Guaranty Corp. Insured)	1,450	1,457
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev. 5.375% 5/1/20 (FSA Insured)	220	227
Boerne Independent School District Series 2004, 5.25% 2/1/35	5,100	5,138
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.):
5% 8/1/19 (AMBAC Insured)	1,695	1,808
5% 8/1/20 (AMBAC Insured)	1,780	1,873
Clint Independent School District 5.5% 8/15/20	210	218
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Coppell Independent School District 0% 8/15/20	$ 2,000	$ 1,389
Corpus Christi Util. Sys. Rev.:
5.25% 7/15/18 (FSA Insured)	3,305	3,780
5.25% 7/15/19 (FSA Insured)	4,000	4,502
Cypress-Fairbanks Independent School District Series A:
0% 2/15/14	11,475	11,001
0% 2/15/16	9,700	8,609
Dallas Area Rapid Transit Sales Tax Rev. 5.25% 12/1/38	21,000	21,117
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/23	1,250	1,268
Series A:
5% 11/1/42	14,800	12,950
5.25% 11/1/12 (g)	5,820	6,167
5% 11/1/13 (XL Cap. Assurance, Inc. Insured) (g)	2,665	2,849
5% 11/1/14 (XL Cap. Assurance, Inc. Insured) (g)	2,625	2,830
5% 11/1/17 (XL Cap. Assurance, Inc. Insured) (g)	4,325	4,481
Dallas Independent School District Series 2008, 6.375% 2/15/34	1,800	2,041
Del Mar College District 5.25% 8/15/20 (FGIC Insured)	2,960	3,136
DeSoto Independent School District 0% 8/15/20	3,335	2,317
Duncanville Independent School District 5.65% 2/15/28	30	31
Freer Independent School District Series 2007, 5.25% 8/15/37	4,215	4,285
Gainesville Independent School District Series 2006, 5.25% 2/15/36	1,900	1,928
Garland Wtr. & Swr. Rev. 5.25% 3/1/23 (AMBAC Insured)	1,315	1,376
Grand Prairie Independent School District 0% 2/15/16	3,775	3,350
Guadalupe-Blanco River Auth. Contract Rev. (Western Canyon Reg'l. Wtr. Supply Proj.):
5.25% 4/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,570	1,679
5.25% 4/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,680	1,789
5.25% 4/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,295	2,427
5.25% 4/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,915	2,013
5.25% 4/15/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,047
5.25% 4/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,565	1,632
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt. of Texas, Inc. Denton County Proj.) Series 2003 B, 3.5%, tender 5/1/13 (d)(g)	$ 2,500	$ 2,546
Harris County Gen. Oblig.:
(Permanent Impt. Proj.) Series 1996, 0% 10/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	10,398
(Road Proj.):
Series 1996, 0% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,550	5,409
Series 2008 B, 5.25% 8/15/47	25,440	25,397
Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	1,594
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	2,217
5.25% 10/1/24	1,700	1,787
5.25% 10/1/24 (Pre-Refunded to 10/1/14 @ 100) (h)	1,020	1,159
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	3,200	3,459
Houston Arpt. Sys. Rev. Series A:
5.625% 7/1/20 (FSA Insured) (g)	2,000	2,059
5.625% 7/1/21 (FSA Insured) (g)	3,350	3,437
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Series 2010 A, 5% 5/15/35	5,900	5,977
Houston Independent School District:
Series 2005 A, 0% 2/15/16	5,500	4,881
0% 8/15/13	9,835	9,570
Humble Independent School District:
Series 2000:
0% 2/15/16	3,000	2,663
0% 2/15/17	3,480	2,940
Series 2005 B, 5.25% 2/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,995	2,130
Series 2009, 5% 2/15/34	4,300	4,339
Judson Independent School District Series 2005 B, 5% 2/1/22 (FSA Insured)	2,250	2,353
Keller Independent School District Series 1996 A, 0% 8/15/17	2,000	1,654
Kermit Independent School District 5.25% 2/15/37	4,130	4,205
Kingsville Independent School District 5.25% 2/15/37	3,650	3,716
Lewisville Independent School District 5% 8/15/16	305	309
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	$ 8,615	$ 8,791
Little Elm Independent School District 5.5% 8/15/21	60	61
Longview Independent School District 5% 2/15/34	3,000	3,006
Lower Colorado River Auth. Rev.:
Series 2008, 5.75% 5/15/37	6,640	6,739
Series 2010:
5.25% 5/15/18 (AMBAC Insured)	1,795	1,897
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100) (h)	80	88
5% 5/15/31 (AMBAC Insured)	975	975
5% 5/15/31 (Pre-Refunded to 5/15/11 @ 100) (h)	590	593
5.25% 5/15/18 (Pre-Refunded to 5/15/13 @ 100) (h)	5	5
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.):
Series 2003 C, 5% 5/15/33	5,495	5,247
Series C:
5.25% 5/15/18 (AMBAC Insured)	1,000	1,060
5.25% 5/15/19 (AMBAC Insured)	1,000	1,056
5.25% 5/15/20	2,000	2,109
Mansfield Independent School District 5.5% 2/15/18	40	41
Midway Independent School District Series 2000, 0% 8/15/19	3,600	2,656
Montgomery County Gen. Oblig. Series A, 5.625% 3/1/20 (FSA Insured)	495	508
Navasota Independent School District:
Series 2005, 5.25% 8/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,275	2,277
5.5% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,675	1,737
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	2,680	2,732
North Forest Independent School District Series B, 5% 8/15/18 (FSA Insured)	1,470	1,605
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	4,000	4,028
North Texas Tollway Auth. Dallas North Tollway Sys. Rev. Series 2003 A, 5% 1/1/28 (AMBAC Insured)	7,175	6,922
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (d)	4,000	4,402
Series 2008 A:
6% 1/1/23	4,800	5,174
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Rev.: - continued
Series 2008 A:
6% 1/1/24	$ 2,000	$ 2,127
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	7,200	5,535
Series 2009 A, 6.25% 1/1/39	10,200	10,255
Pflugerville Gen. Oblig. 5.5% 8/1/22 (AMBAC Insured)	1,000	1,048
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	3,110	3,283
5.375% 8/15/37	15,255	15,832
5.75% 8/15/29	1,250	1,286
Robstown Independent School District 5.25% 2/15/29	3,165	3,307
Rockdale Independent School District Series 2007, 5.25% 2/15/37	5,100	5,203
Rockwall Independent School District:
5.375% 2/15/19	25	26
5.375% 2/15/20	25	26
5.375% 2/15/21	30	31
San Antonio Arpt. Sys. Rev.:
5% 7/1/15 (FSA Insured) (g)	2,510	2,677
5% 7/1/17 (FSA Insured) (g)	2,765	2,915
5% 7/1/17 (FSA Insured) (g)	2,385	2,487
5.25% 7/1/19 (FSA Insured) (g)	2,635	2,720
5.25% 7/1/20 (FSA Insured) (g)	3,215	3,297
5.25% 7/1/20 (FSA Insured) (g)	2,775	2,831
San Antonio Elec. & Gas Sys. Rev. Series 2008, 5% 2/1/24	2,590	2,780
San Antonio Gen. Oblig. Series 2006, 5.5% 2/1/15	365	379
San Antonio Wtr. Sys. Rev. Series 2002 A, 5% 5/15/32 (FSA Insured)	1,550	1,576
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	3,620	3,609
Snyder Independent School District:
5.25% 2/15/21 (AMBAC Insured)	1,035	1,084
5.25% 2/15/22 (AMBAC Insured)	1,090	1,136
5.25% 2/15/30 (AMBAC Insured)	1,800	1,818
Socorro Independent School District Series 2001, 5.375% 8/15/18	60	61
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010:
5% 10/1/35	1,700	1,676
5% 10/1/41	8,200	7,975
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	$ 2,000	$ 2,043
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	6,900	7,215
(Hendrick Med. Ctr. Proj.) Series 2009 B:
5.25% 9/1/26 (Assured Guaranty Corp. Insured)	1,785	1,787
5.25% 9/1/27 (Assured Guaranty Corp. Insured)	2,375	2,365
Texas Gen. Oblig.:
(College Student Ln. Prog.) 5% 8/1/12 (g)	6,655	6,751
(Trans. Commission Mobility Fund Proj.):
Series 2005 A, 4.75% 4/1/35	8,380	8,135
Series 2008, 4.75% 4/1/37	21,920	20,701
5.75% 8/1/26	3,320	3,353
Texas Muni. Pwr. Agcy. Rev. 0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	18,715	15,630
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	6,500	6,609
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	7,300	7,378
Texas Pub. Fin. Auth. Bldg. Rev. Series 1990:
0% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,400	4,356
0% 2/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,910	6,453
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A:
5.5% 8/15/39	37,550	33,827
5.75% 8/15/38 (AMBAC Insured)	27,550	25,753
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/23	2,320	2,496
Texas Wtr. Dev. Board Rev.:
Series B, 5.375% 7/15/16	5,000	5,013
5.625% 7/15/21	2,460	2,466
Trinity River Auth. Rev. (Tarrant County Wtr. Proj.) 5% 2/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,930	5,394
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 5.75% 7/1/27 (Pre-Refunded to 7/1/13 @ 100) (h)	1,000	1,105
Waller Independent School District 5.5% 2/15/37	4,920	5,064
Weatherford Independent School District 0% 2/15/33	6,985	2,161
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
White Settlement Independent School District:
Series 2004, 5.75% 8/15/34	$ 3,000	$ 3,058
5.75% 8/15/30	2,890	2,961
Wylie Independent School District Series 2001, 0% 8/15/20	1,790	1,243
		602,024
Utah - 0.5%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Series A, 6% 7/1/16 (Escrowed to Maturity) (h)	9,205	9,237
Salt Lake City Hosp. Rev. (Intermountain Health Care Hosp., Inc. Proj.) Series A, 8.125% 5/15/15 (Escrowed to Maturity) (h)	1,915	2,147
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series A:
5.25% 4/1/16 (FSA Insured)	3,590	3,807
5.25% 4/1/17 (FSA Insured)	4,335	4,570
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	9,070	9,189
		28,950
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A:
5.75% 12/1/18 (AMBAC Insured)	3,100	3,112
6.125% 12/1/27 (AMBAC Insured)	8,600	8,709
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	4,075	3,950
		15,771
Virginia - 0.2%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. Bonds (King George Landfill, Inc. Proj.) Series 2003 A, 3.5%, tender 5/1/13 (d)(g)	4,050	4,023
Virginia Beach Dev. Auth. Hosp. Facilities Rev. (Virginia Beach Gen. Hosp. Proj.):
6% 2/15/12 (AMBAC Insured)	2,150	2,234
6% 2/15/13 (AMBAC Insured)	1,460	1,568
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Virginia - continued
Winchester Indl. Dev. Auth. Hosp. Rev. (Valley Health Sys. Proj.) Series 2009 E, 5.625% 1/1/44	$ 1,800	$ 1,723
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (d)	3,700	3,891
		13,439
Washington - 4.9%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2007 A, 5% 11/1/27	3,500	3,577
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series 1997 A, 0% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	5,801
Chelan County Pub. Util. District #1 Rev. Bonds Series 2005 A, 5.125%, tender 7/1/15 (FGIC Insured) (d)(g)	2,430	2,610
Clark County School District #37, Vancouver Series 2001 C, 0% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,030	1,443
Energy Northwest Elec. Rev. (#3 Proj.) Series 2002 B, 6% 7/1/16 (AMBAC Insured)	20,000	21,207
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series B:
5.25% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,590	1,681
5.25% 1/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	1,760	1,825
5.25% 1/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,055	2,100
Kent Spl. Events Ctr. Pub. Facilities District Rev.:
5.25% 12/1/25 (FSA Insured)	2,575	2,697
5.25% 12/1/36 (FSA Insured)	9,180	8,989
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,750	4,819
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,174
King County Swr. Rev.:
Series 2002 B, 5.125% 1/1/33 (FSA Insured)	22,390	22,434
Series 2008, 5.75% 1/1/43	22,700	23,821
Series 2009, 5.25% 1/1/42	2,600	2,605
Pierce County School District #10 Tacoma Series A, 5% 12/1/18 (FSA Insured)	4,000	4,383
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev. Series D:
5.75% 11/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	$ 1,500	$ 1,589
5.75% 11/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	3,055	3,210
5.75% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (g)	2,250	2,338
Snohomish County School District #4, Lake Stevens 5.125% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,875	2,006
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev.:
5.75% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,134
5.75% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000	2,116
Washington Gen. Oblig.:
Series 2008 D, 5% 1/1/24	2,975	3,153
Series B, 5% 7/1/28	395	405
Series R 97A:
0% 7/1/17 (Escrowed to Maturity) (h)	7,045	6,007
0% 7/1/19 (Escrowed to Maturity) (h)	9,100	7,017
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	5,000	5,281
(Childrens Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 C, 5.5% 10/1/35	10,000	9,854
(MultiCare Health Sys. Proj.) Series 2010 A:
5.25% 8/15/19	3,850	4,035
5.25% 8/15/20	2,000	2,070
(Providence Health Systems Proj.):
Series 2001 A, 5.5% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,455	5,580
Series 2006 D, 5.25% 10/1/33	2,000	1,990
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	7,550	7,493
5.7% 7/1/38	11,300	10,546
7% 7/1/39	3,000	3,050
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12	$ 56,550	$ 59,781
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #3 Rev. Series A, 0% 7/1/12	4,000	3,945
		258,766
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	700	689
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	2,600	2,561
		3,250
Wisconsin - 0.5%
Badger Tobacco Asset Securitization Corp. 6.125% 6/1/27 (Pre-Refunded to 6/1/12 @ 100) (h)	3,090	3,217
Douglas County Gen. Oblig. 5.5% 2/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,035	1,058
Wisconsin Gen. Oblig. Series 2008 D, 5.5% 5/1/26	1,245	1,355
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	2,375	2,080
5.75% 7/1/30	2,655	2,542
(Children's Hosp. of Wisconsin Proj.) 5.25% 8/15/22	2,000	2,114
(Children's Hosp. Proj.) Series 2008 B, 5.375% 8/15/37	8,045	7,862
(Marshfield Clinic Proj.) Series A, 5.375% 2/15/34	3,250	2,800
(Saint John's Cmntys., Inc. Proj.) Series 2009 C2, 5.4% 9/15/14	2,450	2,416
(Wheaton Franciscan Healthcare Sys. Proj.) Series 2003 A:
5.5% 8/15/15	1,480	1,530
5.5% 8/15/16	1,105	1,127
		28,101
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	5,500	5,594
TOTAL MUNICIPAL BONDS (Cost $5,368,370)		5,279,819
Municipal Notes - 0.1%
	Principal Amount (000s)	Value (000s)
Florida - 0.1%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11 (Cost $6,500)	$ 6,500	$ 6,618
Money Market Funds - 0.0%
	Shares
Fidelity Municipal Cash Central Fund, 0.23% (e)(f) (Cost $100)	100,000	100
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $5,374,970)		5,286,537
NET OTHER ASSETS (LIABILITIES) - 0.6%		34,210
NET ASSETS - 100%		$ 5,320,747
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(h) Security collateralized by an amount sufficient to pay interest and principal.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,024,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	9/3/92	$ 2,842
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ -*

* Amount represents less than $1,000

Quarterly Report

Investments (Unaudited) - continued

Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 5,286,437	$ -	$ 5,286,437	$ -
Money Market Funds	100	100	-	-
Total Investments in Securities:	$ 5,286,537	$ 100	$ 5,286,437	$ -
Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $5,373,648,000. Net unrealized depreciation aggregated $87,111,000, of which $90,373,000 related to appreciated investment securities and $177,484,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Ohio
Municipal Income Fund

March 31, 2011

1.814656.106

OFR-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.3%
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Ctfs. of Prtn. Series 2006 A, 5% 10/1/23	$ 1,600,000	$ 1,502,240
Ohio - 93.1%
Akron Bath Copley Hosp. District Rev. (Akron Gen. Health Systems Proj.) Series A:
5% 1/1/14	1,500,000	1,554,615
5% 1/1/15	1,275,000	1,319,243
Akron City Non-tax Rev. Econ. Dev. Series 1997, 6% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	860,000	887,348
Akron Ctfs. of Prtn. Series 2005, 5% 12/1/15 (Assured Guaranty Corp. Insured)	1,475,000	1,608,060
Akron Wtrwks. Rev. Series 2002, 5.25% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,630,000	1,662,241
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 B, 5.25% 9/1/27	5,000,000	4,860,500
American Muni. Pwr.-Ohio, Inc. Rev. (Prairie State Energy Campus Proj.):
Series 2008 A, 5% 2/15/38	4,075,000	3,806,743
Series 2009 A, 5.75% 2/15/39 (Assured Guaranty Corp. Insured)	3,000,000	3,079,830
Avon Gen. Oblig. Series 2009 B:
5% 12/1/36	1,040,000	1,031,025
5% 12/1/37	1,095,000	1,082,210
Beavercreek City School District Series 2009, 5% 12/1/36	2,250,000	2,230,583
Bowling Green City School District 5% 12/1/34 (FSA Insured)	2,000,000	1,964,480
Buckeye Tobacco Settlement Fing. Auth. Series A-2, 6.5% 6/1/47	3,600,000	2,626,416
Buckeye Valley Local School District Delaware County Series A, 6.85% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,430,000	1,592,405
Bucyrus City School District 5% 12/1/30 (FSA Insured)	5,120,000	5,164,800
Butler County Hosp. Facilities Rev. (UC Health Proj.) Series 2010, 5.5% 11/1/40	3,000,000	2,473,020
Butler County Sales Tax (Govt. Svcs. Ctr. Proj.) Series A, 5% 12/15/16 (AMBAC Insured)	2,455,000	2,678,430
Butler County Trans. Impt. District Series 2007, 5% 12/1/18 (XL Cap. Assurance, Inc. Insured)	1,015,000	1,115,394
Canal Winchester Local School District Series B, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,030,000	1,085,558
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Chagrin Falls Exempted Village School District Series 2005, 5.25% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,915,000	$ 2,050,027
Cincinnati City School District 5.25% 12/1/18 (FGIC Insured)	3,000,000	3,410,160
Cincinnati City School District Ctfs. of Prtn. (School Impt. Proj.) 5% 12/15/28 (FSA Insured)	1,000,000	1,019,270
Cincinnati Gen. Oblig. Series 2009 A:
4.5% 12/1/29	500,000	491,295
5% 12/1/20	1,240,000	1,365,376
Cincinnati Wtr. Sys. Rev. Series B, 5% 12/1/32	6,500,000	6,602,505
Cleveland Arpt. Sys. Rev. Series 2000 C, 5% 1/1/20 (FSA Insured)	3,500,000	3,583,860
Cleveland Gen. Oblig. Series C:
5.25% 11/15/20 (FGIC Insured)	1,100,000	1,191,421
5.25% 11/15/21 (FGIC Insured)	1,145,000	1,233,806
5.25% 11/15/22 (FGIC Insured)	1,210,000	1,291,312
5.25% 11/15/23 (FGIC Insured)	1,885,000	1,988,223
Cleveland Muni. School District Series 2004:
5.25% 12/1/17 (FSA Insured)	2,215,000	2,392,355
5.25% 12/1/19 (FSA Insured)	1,045,000	1,112,329
5.25% 12/1/23 (FSA Insured)	1,000,000	1,048,150
Cleveland Parking Facilities Rev. 5.25% 9/15/17 (FSA Insured)	4,480,000	4,808,429
Cleveland Pub. Pwr. Sys. Rev.:
Series 2010:
5% 11/15/15	2,335,000	2,575,902
5% 11/15/16	1,820,000	2,011,591
Series A, 0% 11/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,395,000	2,371,505
Cleveland State Univ. Gen. Receipts:
Series 2003 A, 5% 6/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,490,000	2,586,239
Series 2004, 5% 6/1/34 (FGIC Insured)	4,750,000	4,554,775
Cleveland Wtrwks. Rev.:
(First Mtg. Prog.):
Series G, 5.5% 1/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	875,000	905,205
Series H, 5.75% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	45,148
Series 2007 O, 5% 1/1/37	3,200,000	3,185,984
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Columbus City School District (School Facilities Construction and Impt. Proj.):
Series 2006, 5% 12/1/18 (FSA Insured)	$ 5,000,000	$ 5,483,700
Series 2009 B:
5% 12/1/26	1,805,000	1,884,799
5% 12/1/28	3,105,000	3,201,628
5% 12/1/29	1,000,000	1,025,360
Columbus Swr. Sys. Rev. Series 2008 A, 5% 6/1/24	1,515,000	1,600,870
Cuyahoga Cmnty. College District Gen. Oblig. Series 2009 C:
5% 8/1/25	1,140,000	1,183,582
5% 8/1/27	1,200,000	1,228,284
Cuyahoga County Gen. Oblig. Series A, 0% 10/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,378,769
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.) Series 2003 A, 5.5% 1/1/13	1,070,000	1,144,889
Dayton School District (School Facility Construction & Impt. Proj.) Series 2003 A, 5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,975,000	4,978,682
Dublin City School District 5% 12/1/21	1,200,000	1,326,708
Erie County Gen. Oblig. 5.5% 12/1/18 (FSA Insured)	1,265,000	1,358,699
Fairfield City School District 7.45% 12/1/14 (FGIC Insured)	800,000	884,912
Fairless Local School District 5% 12/1/32 (FSA Insured)	3,300,000	3,303,069
Fairview Park City School District 5% 12/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,350,000	4,291,667
Fairview Park Gen. Oblig. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,955,000	5,966,850
Franklin County Convention Facilities Auth. Tax & Lease Rev. 5.25% 12/1/19 (AMBAC Insured)	4,000,000	4,177,840
Franklin County Hosp. Rev. (Nationwide Children's Hosp. Proj.):
Series 2009, 5.25% 11/1/40	5,000,000	4,572,850
Series A:
5% 11/1/15	260,000	286,023
5% 11/1/16	265,000	291,007
Franklin County Rev. (OCLC Online Computer Library Ctr., Inc. Proj.) 5% 4/15/12	1,845,000	1,909,261
Gallia County Hosp. Facilities Rev. (Holzer Med. Ctr. Proj.) 5.125% 10/1/13 (AMBAC Insured)	3,000,000	3,007,860
Gallia County Local School District (School Impt. Proj.) 5% 12/1/33 (FSA Insured)	3,000,000	2,773,080
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Hamilton County Convention Facilities Auth. Rev.:
5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,985,000	$ 2,109,757
5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075,000	1,141,897
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,190,000	2,292,580
5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,130,000	1,190,884
Hamilton County Econ. Dev. Rev. (King Highland Cmnty. Urban Redev. Corp. Proj.) Series A, 5% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,070,000	1,155,547
Hamilton County Hosp. Facilities Rev. (Childrens Hosp. Med. Ctr. Proj.) Series 2004 J:
5.25% 5/15/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,835,000	1,909,024
5.25% 5/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,585,000	2,628,557
5.25% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,720,000	2,742,331
Hamilton County Sales Tax Rev. Series B, 5.25% 12/1/32 (AMBAC Insured)	960,000	923,894
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010, 5% 6/1/30 (Assured Guaranty Corp. Insured)	2,500,000	2,463,475
Hamilton County Swr. Sys. Rev.:
(Metropolitan Swr. District Proj.) Series 2005 B, 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,000,000	4,067,800
Series 06A, 5% 12/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,050,000	2,296,841
Hamilton Wtrwks. Rev. 5% 10/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,059,930
Hancock County Hosp. Facilities Rev. (Blanchard Valley Reg'l. Health Ctr. Proj.) Series 2011 A, 6.25% 12/1/34 (a)	4,100,000	3,976,590
Hilliard Gen. Oblig. 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,099,030
Huber Heights City School District Unltd. Tax School Impt. Gen. Oblig. Series 2009, 5% 12/1/36	1,500,000	1,455,600
Huber Heights Wtr. Sys. Rev. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,285,000	2,306,570
Kent City School District Series 2004, 5% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,483,748
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Kent State Univ. Revs. Series 2009 B:
5% 5/1/26 (Assured Guaranty Corp. Insured)	$ 4,100,000	$ 4,165,149
5% 5/1/28 (Assured Guaranty Corp. Insured)	5,000,000	5,019,600
5% 5/1/29 (Assured Guaranty Corp. Insured)	1,000,000	995,250
5% 5/1/30 (Assured Guaranty Corp. Insured)	1,115,000	1,096,123
Kings Local School District 5% 12/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,365,000	1,467,375
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C:
5% 8/15/14	2,055,000	2,147,865
5% 8/15/15	1,160,000	1,193,779
5% 8/15/16	1,260,000	1,304,201
5% 8/15/17	1,000,000	1,018,470
Lakewood City School District:
0% 12/1/15 (FSA Insured)	1,500,000	1,315,455
0% 12/1/16 (FSA Insured)	1,200,000	1,009,500
Lakewood Hosp. Impt. Rev. (Lakewood Hosp. Assoc. Proj.) 5.5% 2/15/12	150,000	154,104
Licking Heights Local School District (Facilities Construction & Impt. Proj.) Series A, 5% 12/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,745,000	3,769,867
Lucas County Hosp. Rev.:
(Promedia Health Care Oblig. Group Proj.):
5% 11/15/13 (AMBAC Insured)	1,135,000	1,201,534
5% 11/15/38	1,090,000	926,402
5.375% 11/15/23 (AMBAC Insured)	5,250,000	5,260,133
5.625% 11/15/12 (AMBAC Insured)	2,000,000	2,016,000
5.625% 11/15/13 (AMBAC Insured)	1,200,000	1,209,348
(ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	2,800,000	2,897,384
Lucas-Plaza Hsg. Dev. Corp. Mtg. Rev. (The Plaza Section 8 Assisted Proj.) Series 1991 A, 0% 6/1/24 (Escrowed to Maturity) (d)	9,000,000	5,083,200
Marysville Village School District 5% 12/1/29 (FSA Insured)	4,000,000	4,062,760
Marysville Wastewtr. Treatment Sys. Rev.:
4% 12/1/20 (XL Cap. Assurance, Inc. Insured)	115,000	112,380
4.125% 12/1/21 (XL Cap. Assurance, Inc. Insured)	85,000	82,813
4.15% 12/1/22 (XL Cap. Assurance, Inc. Insured)	25,000	24,102
Miamisburg City School District:
Series 2008, 5% 12/1/33	1,340,000	1,304,477
Series 2009, 5% 12/1/23 (Assured Guaranty Corp. Insured)	1,405,000	1,475,981
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Milford Exempt Village School District 5.25% 12/1/33	$ 5,000,000	$ 5,037,250
Montgomery County Rev.:
(Catholic Health Initiatives Proj.):
Series 2008 D, 6.25% 10/1/33	2,500,000	2,621,625
Series A, 6% 12/1/19	1,470,000	1,480,952
Series C1, 5% 10/1/41 (FSA Insured)	5,000,000	4,483,350
(Miami Valley Hosp. Proj.) Series 2009 A, 6% 11/15/28	2,000,000	2,041,380
Bonds (Catholic Health Initiatives Proj.) Series 2008 D2, 5.25%, tender 11/12/13 (b)	2,000,000	2,175,180
Series A, 6.25% 11/15/39	2,250,000	2,290,433
Montgomery County Wtr. Sys. Rev. Series 2002, 5.375% 11/15/16 (AMBAC Insured)	2,200,000	2,257,024
North Olmsted Gen. Oblig. Series D, 5.25% 12/1/20 (AMBAC Insured)	2,075,000	2,249,777
Oak Hills Local School District Facilities Construction and Impt. Series B, 6.9% 12/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	546,830
Ohio Air Quality Dev. Auth. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (b)(c)	2,000,000	2,139,420
Ohio Bldg. Auth. (Adult Correctional Bldg. Fund Proj.):
Series 2009 B, 5% 10/1/24	1,790,000	1,869,261
Series 2010 A, 5% 10/1/24	6,030,000	6,298,637
Ohio Gen. Oblig.:
(College Savings Prog.) 0% 8/1/14	1,375,000	1,261,508
(Common Schools Proj.) Series 2006 D, 5% 9/15/21	500,000	536,590
(Higher Ed. Cap. Facilities Proj.):
Series 2002 B, 5.25% 11/1/20	7,020,000	7,364,612
Series 2005 B, 5% 5/1/16	1,000,000	1,134,700
(Infrastructure Impt. Proj.):
Series A, 5% 3/1/26	1,850,000	1,918,247
Series D, 5% 3/1/24	3,415,000	3,544,702
Series 2006 D, 5% 9/15/20	5,000,000	5,372,950
Series 2008 A:
5.375% 9/1/23	1,165,000	1,269,582
5.375% 9/1/28	7,210,000	7,637,618
Ohio Higher Edl. Facility Commission Rev.:
(Case Western Reserve Univ. Proj.):
Series 1990 B, 6.5% 10/1/20	2,335,000	2,766,648
Series 1994:
6.125% 10/1/15	2,000,000	2,304,200
6.25% 10/1/16	2,500,000	2,934,625
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Higher Edl. Facility Commission Rev.: - continued
(Cleveland Clinic Foundation Proj.) Series 2008 A:
5.25% 1/1/33	$ 1,635,000	$ 1,581,372
5.5% 1/1/43	3,500,000	3,432,730
(John Carroll Univ. Proj.) 5% 4/1/17	1,000,000	1,075,220
(Kenyon College Proj.) Series 2010, 5.25% 7/1/44	2,750,000	2,524,170
(Univ. Hosp. Health Sys. Proj.):
Series 2007 A, 5.25% 1/15/46	4,000,000	3,400,520
Series 2010 A, 5.25% 1/15/23	2,500,000	2,491,100
(Univ. of Dayton Proj.):
Series 2004, 5% 12/1/17 (AMBAC Insured)	2,170,000	2,292,128
Series 2009, 5.5% 12/1/36	5,000,000	4,872,200
Ohio Hosp. Facilities Rev. (Cleveland Clinic Proj.) Series 2009 A, 5.5% 1/1/39	7,000,000	6,901,370
Ohio Muni. Elec. Gen. Agcy. (Belleville Hydroelectric Proj.) 5% 2/15/17 (AMBAC Insured)	1,215,000	1,270,902
Ohio Solid Waste Disp. Rev. (Cargill, Inc. Proj.) 4.95% 9/1/20 (c)	3,000,000	3,038,460
Ohio State Univ. Gen. Receipts:
Series 2008 A, 5% 12/1/26	2,225,000	2,321,142
Series B, 5.25% 6/1/16	915,000	987,294
Ohio Tpk. Commission Tpk. Rev.:
Series 1998 A, 5.5% 2/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,358,950
Series 2010 A, 5% 2/15/31	5,000,000	5,031,700
Ohio Univ. Gen. Receipts Athens:
Series 2004, 5% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,980,000	2,102,602
Series A, 5% 12/1/33 (FSA Insured)	1,190,000	1,193,475
Series B, 5% 12/1/31 (FSA Insured)	3,540,000	3,564,037
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (b)	1,000,000	1,060,210
Ohio Wtr. Dev. Auth. Rev.:
(Drinking Wtr. Fund Prog.):
Series 2004, 5% 12/1/17	80,000	86,689
Series 2005:
5.25% 6/1/18	2,610,000	3,038,484
5.25% 12/1/18	2,610,000	3,043,860
(Fresh Wtr. Impt. Proj.):
Series 2005, 5.5% 6/1/17	4,710,000	5,543,717
Series 2009 B, 5% 12/1/24	1,025,000	1,129,714
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Ohio Wtr. Dev. Auth. Rev.: - continued
(Fresh Wtr. Impt. Proj.):
Series B, 5.5% 6/1/16 (FSA Insured)	$ 1,560,000	$ 1,822,829
(Fresh Wtr. Proj.) Series 2009 B, 5% 12/1/25	1,950,000	2,123,804
(Pure Wtr. Proj.) Series I, 6% 12/1/16 (Escrowed to Maturity) (d)	1,375,000	1,490,789
5.25% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,180,000	1,345,696
5.25% 6/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,160,000	1,320,335
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
(Wtr. Quality Proj.):
Series 2010 A:
5% 12/1/29	2,000,000	2,086,960
5% 6/1/30	1,000,000	1,036,190
Series 2010, 5% 12/1/22	3,000,000	3,309,840
Series 2005 B, 0% 12/1/14	1,500,000	1,393,740
5% 6/1/18	2,000,000	2,149,480
5.25% 12/1/19	1,975,000	2,296,747
Olentangy Local School District:
5% 12/1/30 (FSA Insured)	4,025,000	4,081,310
5% 12/1/36	2,700,000	2,638,764
Penta Career Ctr. Ctfs. of Prtn.:
(Ohio School Facilities Proj.) 5.25% 4/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,755,000	1,849,086
(Wood, Lucas, Sandusky, Fulton, Ottawa, Henry and Hancock Counties, Ohio School Facilities Proj.) 5.25% 4/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,940,000	2,018,764
Plain Local School District 6% 12/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	990,000	994,772
Reynoldsburg City School District (School Facilities Construction & Impt. Proj.):
0% 12/1/16	1,250,000	1,039,350
0% 12/1/17	1,250,000	986,425
5% 12/1/32	1,500,000	1,511,565
Richland County Hosp. Facilities (MedCentral Health Sys. Proj.) Series B:
6.375% 11/15/22	500,000	505,350
6.375% 11/15/30	330,000	331,848
RiverSouth Auth. Rev. Series 2005 A, 5.25% 12/1/15	1,000,000	1,135,660
Rocky River Gen. Oblig. 5% 12/1/19 (AMBAC Insured)	2,125,000	2,248,356
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,600,000	2,465,476
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Scioto County Marine Term. Facilities Rev. (Norfolk Southern Corp. Proj.) 5.3% 8/15/13	$ 3,000,000	$ 3,003,750
Sharonville Gen. Oblig. 5.25% 6/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410,000	1,497,857
Springboro Cmnty. City School District 5.25% 12/1/20 (FSA Insured)	2,780,000	3,058,250
St. Marys City School District:
5% 12/1/27 (FSA Insured)	470,000	475,607
5% 12/1/35 (FSA Insured)	2,500,000	2,312,425
Strongsville Gen. Oblig. (Street Impt. Proj.) Series 2009, 5% 12/1/27	1,680,000	1,774,097
Summit County Gen. Oblig.:
5.25% 12/1/20	1,645,000	1,744,786
5.25% 12/1/21	1,740,000	1,837,318
Sylvania City School District Series 2009, 5.25% 12/1/36 (Assured Guaranty Corp. Insured)	7,055,000	7,087,594
Tallmadge School District Gen. Oblig. 5% 12/1/31 (FSA Insured)	4,000,000	4,043,080
Toledo City School District (School Facilities Impt. Proj.) Series 2009, 5.375% 12/1/35	1,000,000	1,010,860
Toledo Wtrwks. Rev.:
5% 11/15/16 (AMBAC Insured)	1,110,000	1,186,668
5% 11/15/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,540,005
Univ. of Akron Gen. Receipts:
Series A, 5.25% 1/1/30 (FSA Insured)	3,000,000	3,047,370
Series B, 5% 1/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,405,000	1,410,241
Univ. of Cincinnati Gen. Receipts:
Series 2004 A:
5% 6/1/18 (AMBAC Insured)	1,445,000	1,536,714
5% 6/1/19 (AMBAC Insured)	1,520,000	1,603,782
Series 2008 C:
5% 6/1/22 (FSA Insured)	1,000,000	1,061,640
5% 6/1/23 (FSA Insured)	2,000,000	2,104,200
5% 6/1/24 (FSA Insured)	2,000,000	2,079,080
Series 2010 F, 5% 6/1/32	2,000,000	1,948,900
Vandalia-Butler City School District Series 2010, 5% 12/1/38	2,170,000	2,141,031
Warren County Gen. Oblig.:
6.1% 12/1/12	170,000	175,862
6.65% 12/1/11	60,000	60,516
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
West Muskingum Local School District School Facilities Construction and Impt. 5% 12/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,060,000	$ 932,959
Wright State Univ. Gen. Receipts:
5% 5/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,375,000	1,447,256
5% 5/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,440,000	1,505,779
5% 5/1/19 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,515,000	1,572,994
		473,788,368
Puerto Rico - 2.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series 1996 Z, 6.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,084,420
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series KK, 5.5% 7/1/15	1,800,000	2,008,926
Series QQ, 5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,413,373
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2, 5.75%, tender 7/1/17 (b)	1,000,000	1,045,130
Series G, 5.25% 7/1/13	1,000,000	1,029,950
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.:
Series 2007 A:
0% 8/1/41 (FGIC Insured)	9,300,000	1,178,496
0% 8/1/45 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	105,798
0% 8/1/47 (AMBAC Insured)	1,000,000	83,620
Series 2009 A, 6% 8/1/42	1,000,000	984,630
Series 2010 C, 6% 8/1/39	1,800,000	1,790,100
		10,724,443
Virgin Islands - 0.8%
Virgin Islands Pub. Fin. Auth.:
(Cruzan Proj.) Series 2009 A, 6% 10/1/39	1,000,000	963,060
Series 2009 A, 6.75% 10/1/37	1,000,000	1,014,800
Virgin Islands Pub. Fin. Auth.: - continued
Series 2009 B, 5% 10/1/25	1,000,000	968,930
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. Series 2007, 4.7% 7/1/22 (c)	1,600,000	1,311,312
		4,258,102
TOTAL INVESTMENT PORTFOLIO - 96.3% (Cost $491,471,858)		490,273,153
NET OTHER ASSETS (LIABILITIES) - 3.7%	18,693,266
NET ASSETS - 100%	$ 508,966,419
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $491,460,437. Net unrealized depreciation aggregated $1,187,284, of which $9,124,407 related to appreciated investment securities and $10,311,691 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Short-Intermediate
Municipal Income Fund

March 31, 2011

1.814658.106

STM-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 90.0%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Alabama 21st Century Auth. Tobacco Settlement Rev. Series 2001, 5.75% 12/1/15	$ 1,000	$ 1,025
Health Care Auth. for Baptist Health:
Bonds Series 2009 A, 6.125%, tender 5/15/12 (c)	4,000	4,105
Series 2006 D, 5% 11/15/11	1,540	1,560
Jefferson County Swr. Rev. Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,190
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,142
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/12	750	769
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,247
		16,038
Arizona - 2.8%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/14 (FSA Insured)	5,000	5,417
5% 10/1/16 (FSA Insured)	13,000	14,115
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,109
Series 2008 D:
5% 1/1/13	3,250	3,427
5% 1/1/14	2,000	2,147
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (FSA Insured)	6,470	6,925
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	11,654
Series 2008, 5.5% 9/1/13	18,780	20,238
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,149
5% 10/1/20	5,180	5,799
Coconino County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (c)	6,000	6,416
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	4,800	5,195
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,571
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.: - continued
Series 2009 B, 5% 7/1/16	$ 5,090	$ 5,781
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,380
Tucson Wtr. Rev. Series 2001 A:
5% 7/1/11	1,175	1,188
5% 7/1/15 (FGIC Insured)	1,645	1,772
		101,283
California - 9.0%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.25% 5/1/12	6,000	6,308
Series 2010 L, 5% 5/1/17	12,000	13,529
Series 2010 M, 5% 5/1/16	8,000	9,041
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (c)	5,000	5,460
Series 2004 A, 5.25% 7/1/12	6,010	6,333
Series 2009 A:
5% 7/1/15	3,660	3,991
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (g)	2,540	2,867
5.25% 7/1/13 (Escrowed to Maturity) (g)	1,185	1,307
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,364
5.25% 7/1/14	1,780	1,981
5.25% 7/1/14 (Escrowed to Maturity) (g)	520	591
California Gen. Oblig.:
5% 10/1/11	1,650	1,683
5% 2/1/12	1,650	1,704
5% 3/1/12	15,000	15,544
5% 9/1/12	1,700	1,795
5% 10/1/12	12,600	13,320
5% 11/1/13	9,060	9,800
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	2,850	2,891
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,159
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (c)	2,900	3,120
Series 2009 F, 5%, tender 7/1/14 (c)	3,200	3,433
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Bonds:
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	$ 4,300	$ 4,647
California Infrastructure & Econ. Dev. Bank Rev. Bonds (The J. Paul Getty Trust Proj.):
Series 2003 C, 3.9%, tender 12/1/11 (c)	2,100	2,149
Series 2007 A3, 2.25%, tender 4/1/12 (c)	6,500	6,614
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	34,000	37,518
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 1.875%, tender 5/2/11 (c)(f)	12,500	12,500
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(f)	2,300	2,416
California Pub. Works Board Lease Rev. Series 2010 A:
5% 3/1/16	2,000	2,150
5% 3/1/17	5,405	5,748
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,461
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,000	1,041
5% 6/15/13	16,650	17,713
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	2,000	2,192
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (g)	3,030	3,329
Series 2007 A1, 5% 6/1/12	2,570	2,626
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,520
Series 2009 B, 5% 7/1/17	12,905	14,734
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,463
Los Angeles Unified School District:
Series 2009 KRY, 5% 7/1/13	10,740	11,597
Series E, 5% 7/1/11	6,075	6,140
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	$ 2,025	$ 2,193
5% 12/1/17	9,790	10,410
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	13,707
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,334
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,500	2,658
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,099
5% 7/1/14	1,120	1,231
5% 7/1/15	2,170	2,411
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,137
5% 7/1/18	2,000	2,185
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	7,115	6,430
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,795
5% 8/1/18	8,000	8,302
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	965
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	5,415	5,834
5% 5/15/15	1,845	2,060
Series 2009 B, 5% 5/15/14	7,000	7,704
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,459
		332,693
Colorado - 0.3%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/11	2,110	2,161
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/11 (Escrowed to Maturity) (g)	$ 120	$ 123
Series 2006 F:
5% 11/15/12	380	402
5% 11/15/12 (Escrowed to Maturity) (g)	845	906
Bonds Series 2008 C4, 4%, tender 11/12/15 (c)	4,200	4,455
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,000	2,061
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	571
		10,679
Connecticut - 3.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (Connecticut Lt. & Pwr. Co. Proj.) Series 1996 A, 1.4%, tender 4/2/12 (b)(c)(f)	27,000	27,000
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	29,500	33,034
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,143
Series 2006 F, 5% 12/1/11	23,100	23,812
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	4,300	4,748
Series 2009 1:
5% 2/1/14	2,500	2,748
5% 2/1/15	11,995	13,387
Hartford Gen. Oblig. Series A:
5% 8/15/11 (Assured Guaranty Corp. Insured)	1,870	1,898
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,000	1,054
		112,824
District Of Columbia - 0.7%
District of Columbia Gen. Oblig.:
Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	3,990
Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,545
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	6,057
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,615
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (c)	$ 8,500	$ 8,955
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,106
		25,268
Florida - 6.2%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	4,000	4,266
5% 12/1/15	4,395	4,672
Broward County School Board Ctfs. of Prtn. Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,943
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,000	14,705
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,405
Clearwater Wtr. and Swr. Rev. Series 2009 B, 5% 12/1/14	2,000	2,205
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/14 (b)	1,355	1,453
5% 10/1/16 (b)	1,530	1,629
5% 10/1/17 (b)	1,455	1,531
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,668
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	22,811
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2009 D, 5.5% 6/1/16	7,910	9,196
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	8,911
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,000	21,440
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (g)	4,600	4,801
Series 2006 G:
5% 11/15/11	675	691
5% 11/15/11 (Escrowed to Maturity) (g)	25	26
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.)
Series 2009 E, 5% 11/15/15	$ 2,345	$ 2,558
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (c)	16,650	17,324
Series 2008 A, 6.1%, tender 11/14/13 (c)	1,000	1,099
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	1,310	1,359
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	1,500	1,540
Series 2007 B, 5.15%, tender 9/1/13 (c)	1,750	1,856
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,110
5% 9/1/17	1,000	1,124
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/11	2,500	2,555
5% 10/1/12	7,350	7,781
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	859
5.25% 10/1/15	3,525	3,939
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,592
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,069
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	2,800	2,904
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.125%, tender 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,000	2,021
Miami-Dade County School Board Ctfs. of Prtn. Bonds Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,500	1,505
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,448
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 4.625% 10/1/12	1,110	1,149
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,379
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009: - continued
5% 10/1/16	$ 1,000	$ 1,067
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (g)	2,500	2,720
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,950
(Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A, 5% 11/1/13 (FSA Insured)	1,000	1,060
Orlando & Orange County Expressway Auth. Rev. Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,564
Polk County Cap. Impt. Rev. Series 2002, 5.5% 12/1/11 (FGIC Insured)	3,470	3,565
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,440
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,687
5% 7/1/14	2,000	2,153
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,708
5% 11/15/17	1,500	1,606
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (f)	3,000	3,082
5% 10/1/15 (FSA Insured) (f)	2,920	3,082
5% 10/1/16 (FSA Insured) (f)	6,000	6,302
5% 10/1/17 (FSA Insured) (f)	5,000	5,216
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,264
		226,990
Georgia - 3.1%
Appling County Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Hatch Proj.) Series 2011 A, 2.5%, tender 3/1/13 (c)	5,000	4,999
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2011 A, 2.5% 1/1/40	3,500	3,499
Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.) Fifth Series 1994, 2.3%, tender 4/1/14 (c)	6,600	6,696
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Burke County Indl. Dev. Auth. Poll. Cont. Rev.: - continued
Bonds:
(Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (c)	$ 7,600	$ 7,962
Carroll County School District Series 2007, 5% 4/1/11	8,000	8,000
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/12	1,555	1,641
5% 11/1/13	7,550	8,113
5% 11/1/14	7,490	8,155
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	8,100	8,526
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	1,195	1,227
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2011 A, 2.5% 1/1/38	11,500	11,498
Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (c)	5,200	5,200
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,705	5,705
Muni. Elec. Auth. of Georgia (Proj. One):
Series 2008 A:
5% 1/1/13	2,000	2,118
5% 1/1/14	3,000	3,244
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,974
Series 2008 D, 5.75% 1/1/19	9,000	10,235
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/11	1,500	1,529
5% 10/1/12	1,000	1,056
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,394
5% 1/1/15	1,040	1,105
5% 1/1/16	2,415	2,559
5% 1/1/18	1,530	1,581
		115,016
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (f)	$ 3,900	$ 4,207
Hawaii Gen. Oblig.:
Series DR:
5% 6/1/16	7,645	8,739
5% 6/1/16 (Escrowed to Maturity) (g)	2,895	3,354
Series DY:
5% 2/1/15	3,500	3,930
5% 2/1/16	4,000	4,551
		24,781
Illinois - 7.6%
Chicago Board of Ed. Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,456
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,476
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	5,694
Series A:
5.25% 1/1/12 (Escrowed to Maturity) (g)	825	854
5.25% 1/1/12 (FSA Insured)	175	180
Series B, 5.125% 1/1/15 (AMBAC Insured)	3,995	4,270
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (g)	3,300	3,458
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (c)	5,000	5,340
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A:
5% 1/1/12 (FSA Insured)	3,500	3,604
5% 1/1/13 (FSA Insured)	4,000	4,218
Series 2010 D, 5.25% 1/1/17 (f)	1,000	1,060
Series 2010 E:
5% 1/1/15 (f)	4,000	4,257
5% 1/1/16 (f)	1,500	1,592
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165	1,199
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,922
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2006 A, 5% 6/1/19 (AMBAC Insured) (Assured Guaranty Corp. Insured)	2,500	2,517
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/13	3,765	3,924
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	$ 2,500	$ 2,820
Illinois Edl. Facilities Auth. Revs. Bonds (Field Museum of Natural History Proj.) Series 2002, 4.05%, tender 11/1/11 (c)	2,785	2,820
Illinois Fin. Auth. Gas Supply Rev. Bonds:
(Peoples Gas Lt. and Coke Co. Proj.) Series 2010, 2.125%, tender 7/1/14 (c)	11,500	11,105
(The Peoples Gas Lt. and Coke Co. Proj.) Series 2010 B, 2.625%, tender 8/1/15 (c)	9,500	9,494
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,354
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	597
(Alexian Brothers Health Sys. Proj.) Series 2010, 4.5% 2/15/16	3,000	3,043
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/11	1,450	1,473
(Memorial Health Sys. Proj.) Series 2009, 5% 4/1/19	1,600	1,633
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	783
5% 7/1/13	415	441
5% 7/1/15	1,000	1,075
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,211
5% 5/15/17	3,520	3,740
(Provena Health Proj.) Series 2010 A:
5% 5/1/13	2,000	2,058
5% 5/1/14	2,000	2,065
5.75% 5/1/19	2,650	2,705
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,266
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,775
(The Carle Foundation Proj.) Series 2009 A, 5% 2/15/12 (Assured Guaranty Corp. Insured)	4,965	5,079
Bonds (Advocate Health Care Proj.):
Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,000	4,144
Series 2008 C B3, 4.375%, tender 7/1/14 (c)	4,000	4,201
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.:
(Illinois FIRST Proj.):
Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500	$ 1,461
Series 2002:
4.5% 4/1/11 (FSA Insured)	2,000	2,000
5.5% 4/1/11 (FSA Insured)	3,700	3,700
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,515	1,519
Series 2002:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,515	3,571
5.375% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,745	6,801
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,606
Series 2004 B, 5% 3/1/14	15,500	16,352
Series 2004, 5% 11/1/16	11,000	11,500
Series 2005:
5% 4/1/13 (AMBAC Insured)	5,000	5,192
5% 4/1/17 (AMBAC Insured)	8,050	8,187
Series 2007 A, 5.5% 6/1/15	1,000	1,073
Series 2007 B, 5% 1/1/17	9,835	10,191
Series 2010, 5% 1/1/15 (FSA Insured)	20,000	21,020
Illinois Health Facilities Auth. Rev. (Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,379
5% 5/15/16 (FSA Insured)	2,325	2,451
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,304
4.5% 6/15/17	6,075	6,331
Series 2010, 5% 6/15/15	8,800	9,510
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series 2002 B, 5.5% 1/1/12 (FSA Insured)	2,270	2,347
Kane County School District #129, Aurora West Side Series 2002 A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,671
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (g)	580	529
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,286
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Madison County Cmnty. United School District #007 Series 2007 A, 5% 12/1/11 (FSA Insured)	$ 2,965	$ 3,044
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A:
0% 6/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410	1,375
0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,522
Series A, 0% 6/15/14 (Escrowed to Maturity) (g)	8,625	8,236
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	625
Rosemont Gen. Oblig. Series 1993 A, 0% 12/1/11 (FGIC Insured)	3,695	3,668
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,360	1,376
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2005 A, 5% 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,050	5,050
0% 4/1/14	2,350	2,203
Will County Cmnty. Unit School District #365-U Series 2002:
0% 11/1/14 (FSA Insured)	1,900	1,705
0% 11/1/16 (FSA Insured)	2,975	2,403
		278,091
Indiana - 2.7%
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series 2004, 5% 1/15/12 (FSA Insured)	1,990	2,056
Series 2005 A:
5.25% 7/10/11 (FSA Insured)	2,295	2,323
5.25% 1/10/12 (FSA Insured)	1,355	1,401
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,267
Indiana Fin. Auth. Hosp. Rev.:
(Jackson County Schneck Memorial Hosp. Proj.) Series 2010, 5% 2/15/18	1,475	1,499
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,714
5% 5/1/15	6,420	6,863
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	$ 1,250	$ 1,359
5% 12/1/15	2,135	2,328
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,823
Series 2010 A, 5% 2/1/17	2,800	3,169
5% 7/1/14	2,500	2,723
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series B, 1.65%, tender 6/1/11 (c)	5,000	5,000
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	4,000	4,220
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Subordinate Cr. Proj.):
Series 2005 A3, 5%, tender 7/1/11 (c)	4,100	4,145
Series A2, 3.75%, tender 2/1/12 (c)	7,500	7,707
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (g)	5,000	5,313
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,551
5% 10/1/17	5,000	5,487
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,170
Logansport High School Bldg. Corp. Series 2005:
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,033
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,082
5.25% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,136
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,673
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	544
5% 7/1/15	315	358
5% 7/1/16	500	575
Series Z-1:
5% 7/1/16	1,215	1,398
5% 7/1/17	1,000	1,145
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Purdue Univ. Rev.: - continued
Series Z-1:
5% 7/1/18	$ 1,500	$ 1,721
Rockport Poll. Cont. Rev. Bonds (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	1,600	1,610
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,162
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,097
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,285
West Clark 2000 School Bldg. Corp. Series 2005:
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125	1,139
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,190
		99,266
Iowa - 0.2%
Iowa Fin. Auth. Health Care Facilities Rev. (Genesis Health Sys. Proj.) Series 2010:
5% 7/1/15	2,165	2,344
5% 7/1/16	1,335	1,431
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,808
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11 (Escrowed to Maturity) (g)	3,200	3,237
		8,820
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	634
5% 11/15/15	625	693
5% 11/15/16	875	968
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/12	680	718
Lawrence Hosp. Rev. (The Lawrence Memorial Hosp.) Series 2006, 5% 7/1/11	560	564
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	1,600	1,624
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14	2,000	2,166
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wichita Hosp. Facilities Rev.: - continued
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14	$ 2,405	$ 2,604
5% 11/15/15	6,245	6,793
5% 11/15/16	5,410	5,860
		22,624
Kentucky - 1.2%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	750	783
4% 2/1/15	1,495	1,558
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/13 (FSA Insured)	2,170	2,320
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,383
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 4% 2/1/13	500	520
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series B, 1.65%, tender 6/1/11 (c)	5,000	5,000
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,764
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (c)	10,900	10,945
Series 2005 A, 5.75%, tender 12/2/13 (c)	6,000	6,516
Series 2007 B, 1.9%, tender 6/1/12 (c)	10,900	10,930
		45,719
Louisiana - 0.3%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,032
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	2,060	2,088
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A:
5% 7/1/13	3,500	3,696
5% 7/1/16	2,000	2,130
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.: - continued
Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	$ 3,000	$ 2,976
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,067
		12,989
Maryland - 0.9%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2007 D, 5% 7/1/11 (AMBAC Insured)	1,985	2,007
Maryland Gen. Oblig. Second Series B, 5.25% 8/15/16	16,100	18,863
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,560
5% 7/1/14	3,500	3,790
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	2,225	2,443
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,913
		31,576
Massachusetts - 2.0%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,115
5% 5/15/16	4,400	5,029
Lynn Gen. Oblig. 5% 12/1/11	1,500	1,542
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	95	99
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	13,569
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,621
4% 7/1/16	1,000	1,081
5% 7/1/13	1,000	1,085
Series Q2:
4% 7/1/15	1,170	1,264
4% 7/1/16	1,000	1,081
5% 7/1/13	1,100	1,194
5% 7/1/14	1,080	1,196
5% 7/1/17	1,370	1,554
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig. Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (g)	$ 8,100	$ 8,653
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,495	2,675
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	7,000	7,523
(Northeastern Univ. Proj.):
Series 2008 T2, 4.1%, tender 4/19/12 (c)	1,200	1,245
Series 2009 T1, 4.125%, tender 2/16/12 (c)	2,100	2,167
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/12 (AMBAC Insured) (f)	1,000	990
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	3,300	3,544
5% 12/15/13 (FSA Insured)	2,000	2,201
Massachusetts St Dev. Fin. Ag Series I:
5% 1/1/14 (b)	1,550	1,629
5% 1/1/16 (b)	1,300	1,350
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (g)	8,350	8,563
		71,970
Michigan - 2.5%
Allegan Pub. School District Series 2008, 5% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,590	1,659
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,270
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,294
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,871
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	3,000	3,120
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	1,200	1,203
Detroit Swr. Disp. Rev. Series 2006 D, 0.803% 7/1/32 (c)	4,080	2,828
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	2,965	3,095
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,364
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Grand Rapids Cmnty. College: - continued
5% 5/1/13 (FSA Insured)	$ 1,305	$ 1,403
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,459
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	3,124
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (c)	2,200	2,406
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,549
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	2,075	2,114
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (g)	125	128
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	1,445	1,482
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,545
(Oakwood Hosp. Proj.) Series 2007 A, 5% 7/15/11	2,700	2,725
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B3, 2%, tender 8/1/14 (c)	11,000	10,989
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/14	6,045	6,751
5% 10/1/15	1,750	1,978
5% 10/1/15	3,250	3,673
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/13	1,645	1,743
5% 5/1/14	2,140	2,289
5% 5/1/15	1,845	1,985
5% 5/1/16	1,865	2,007
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Detroit Edison Co. Proj.) Series 1995 CC, 4.85%, tender 9/1/11 (AMBAC Insured) (c)	2,000	2,025
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	4,000	4,168
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101) (g)	2,260	2,433
Royal Oak City School District 5% 5/1/12	2,000	2,086
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	$ 2,070	$ 2,167
Troy School District 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,003
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,512
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,346
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,629
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009, 3% 1/1/12	1,000	1,013
		92,436
Minnesota - 0.2%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (f)	1,000	1,061
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	2,225	2,471
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,457
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	619
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,094
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006, 5% 5/15/11	300	301
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,111
		8,114
Mississippi - 0.2%
Mississippi Dev. Bank Spl. Oblig. (Marshall County Correctional Facility Proj.) Series 2008 C, 5% 8/1/11	1,050	1,066
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/11	1,000	1,011
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity) (g)	4,000	3,678
		5,755
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.2%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/11	$ 1,430	$ 1,430
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series 2007 A, 5% 8/15/11	1,485	1,497
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	1,000	1,008
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series 2007 A, 5% 9/1/11	1,000	1,003
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series 2002 A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,098
		6,036
Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 A, 5% 12/1/11	6,500	6,649
Nebraska Pub. Pwr. District Rev.:
Series B, 5% 1/1/12 (FSA Insured)	3,500	3,612
Series C:
4% 1/1/15	2,360	2,534
4% 1/1/16	2,195	2,360
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,323
		19,478
Nevada - 2.2%
Clark County Arpt. Rev.:
Series 2003 C, 5% 7/1/11 (AMBAC Insured) (f)	1,790	1,805
Series 2008 E:
5% 7/1/14	2,905	3,145
5% 7/1/15	3,500	3,804
Clark County Fuel Tax Series 2008, 5% 6/1/13	5,815	6,222
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	3,230	3,262
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	10,000	10,495
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,416
Series 2001 F, 5.375% 6/15/11 (FSA Insured)	4,090	4,128
Series 2005 A, 5% 6/15/16 (FGIC Insured)	21,215	23,062
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (f)	3,000	2,992
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	$ 12,140	$ 13,206
Series A, 5% 4/1/11 (Escrowed to Maturity) (g)	2,200	2,200
5% 4/1/11 (FSA Insured)	1,815	1,815
		81,552
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2011, 3% 10/1/12	1,050	1,068
New Jersey - 2.9%
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.375% 11/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,470	7,723
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/15	11,285	12,298
5% 6/15/16	6,500	7,062
New Jersey Econ. Dev. Auth. Exempt Facilities Rev. Bonds (Pub. Svc. Elec. and Gas Co. Proj.) Series 2010 A, 1.2%, tender 12/1/11 (c)(f)	8,000	8,000
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	3,275	3,367
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (c)	7,000	7,501
Series 2001 A, 5.5% 6/15/13 (AMBAC Insured)	1,090	1,203
Series 2005 K, 5.25% 12/15/14 (FGIC Insured)	1,790	1,959
Series 2008 W:
5% 3/1/12 (Escrowed to Maturity) (g)	5,545	5,778
5% 3/1/15	10,400	11,197
Series 2009 BB, 5% 9/1/15	3,390	3,655
New Jersey Gen. Oblig. Series H:
5.25% 7/1/12 (FGIC Insured)	5,000	5,281
5.25% 7/1/15 (FSA Insured)	5,000	5,620
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/15	4,500	4,876
New Jersey Tobacco Settlement Fing. Corp. Series 2007 1A, 4.25% 6/1/11	1,285	1,287
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (g)	4,300	4,831
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,517
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,283
Series B, 6.5% 6/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,056
		105,494
New Mexico - 1.3%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series 1999 A, 5.25% 7/1/11	1,135	1,148
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	22,100	22,154
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,455
Series 2010 A1:
4% 12/1/15	3,700	3,959
4% 12/1/16	6,750	7,207
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,038
		46,961
New York - 16.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	1,055
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured)	1,100	1,128
5% 7/1/19 (Assured Guaranty Corp. Insured)	640	646
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/12	1,175	1,211
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2006 F, 5% 5/1/11	10,000	10,032
Series 2010 A, 5% 5/1/15	5,000	5,528
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,761
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,000	1,071
Series 2000 A, 6.5% 5/15/11	155	156
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	845	856
Series 2002 A1, 5.25% 11/1/14 (Pre-Refunded to 11/1/11 @ 101) (g)	600	623
Series 2003 F, 5.5% 12/15/11	6,725	6,963
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2005 C, 5% 8/1/12	$ 19,770	$ 20,906
Series 2005 D, 5% 8/1/12 (Escrowed to Maturity) (g)	4,925	5,225
Series 2005 F1, 5% 9/1/15	3,560	3,999
Series 2005 G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,075	5,371
Series 2005 K:
5% 8/1/11	3,280	3,329
5% 8/1/12	4,360	4,610
Series 2008 E, 5% 8/1/12	5,000	5,287
Series 2010 C, 5% 8/1/13	7,000	7,639
Series B:
5% 8/1/14	10,000	11,116
5% 8/1/15	10,000	11,218
Series O:
5% 6/1/12	1,770	1,860
5% 6/1/12 (Escrowed to Maturity) (g)	5,755	6,058
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	4,600	4,729
6% 11/1/28 (a)	44,300	45,667
Series 2007 C1, 5% 11/1/15	15,200	17,326
Series 2010 B, 5% 11/1/17	30,000	34,091
Series 2010 D:
5% 11/1/15	8,300	9,461
5% 11/1/17	10,115	11,494
Series B:
5% 11/1/11	11,060	11,355
5% 11/1/11 (Escrowed to Maturity) (g)	1,520	1,561
New York City Trust Cultural Resources Rev. Bonds (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (c)	3,500	3,567
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/12	3,900	4,072
5% 3/15/13	3,545	3,835
5% 3/15/14	3,745	4,154
5% 3/15/15	4,000	4,492
Series 2009 D:
5% 6/15/14	9,890	11,028
5% 6/15/15	16,075	18,137
5% 6/15/16	9,330	10,660
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.: - continued
Series 2010 A:
5% 2/15/14	$ 9,850	$ 10,905
5% 2/15/15	8,780	9,844
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	2,800	2,937
5.75% 7/1/13 (AMBAC Insured)	795	834
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	7,295	7,975
5% 8/15/14	7,755	8,601
Series 2009 A1, 5% 2/15/15	9,000	9,921
(New York Univ. Hosp. Ctr. Proj.) Series 2011 A, 5% 7/1/18	3,240	3,404
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	3,700	4,017
Bonds Series 2002 B, 5.25%, tender 5/15/12 (c)	16,055	16,807
Series 2008 B, 5% 7/1/15	30,000	33,562
Series 2009 A:
5% 7/1/15	12,850	14,309
5% 7/1/16	8,390	9,370
New York Local Govt. Assistance Corp.:
Series 2003 A, 5% 4/1/18	12,400	14,205
Series 2007 A, 5% 4/1/11	20,000	20,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B:
5% 11/15/14	1,350	1,505
5% 11/15/15	2,325	2,601
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (c)	7,300	7,767
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,040	1,091
5.25% 11/15/19 (FGIC Insured)	5,200	5,685
Series 2005 C, 5% 11/15/11	2,750	2,822
Series 2010 B2, 4% 11/15/14	2,830	3,006
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (c)(f)	26,400	26,460
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/13	$ 2,600	$ 2,811
Series 2010 A, 5% 4/1/17	1,000	1,128
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/11	10,000	10,000
New York Urban Dev. Corp. Rev.:
Series 2005 A, 5% 1/1/12	5,015	5,175
Series 2009 C:
5% 12/15/15	6,500	7,385
5% 12/15/16	17,000	19,642
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (c)(f)	2,450	2,490
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	5,760	6,075
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.5% 6/1/14	1,005	1,008
5.5% 6/1/17	6,000	6,026
Series 2003B 1C:
5.5% 6/1/15	1,300	1,304
5.5% 6/1/17	4,200	4,218
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (g)	6,470	7,403
		609,570
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,200	1,202
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,100	4,272
		5,474
North Carolina - 1.1%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 A, 5% 1/15/12	400	412
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,651
5% 3/1/18	1,500	1,696
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	$ 1,500	$ 1,605
5% 11/1/15 (FSA Insured)	1,600	1,723
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A:
5% 1/1/15	4,000	4,371
5% 1/1/16	6,035	6,626
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,400
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,649
5% 6/1/16	1,000	1,095
5% 6/1/17	3,220	3,500
5% 6/1/18	3,820	4,129
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,675	4,090
		38,947
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,575	1,604
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,946
		3,550
Ohio - 3.0%
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,081
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (Assured Guaranty Corp. Insured)	760	834
5% 6/1/16 (Assured Guaranty Corp. Insured)	1,105	1,220
5% 6/1/17 (Assured Guaranty Corp. Insured)	1,160	1,279
Montgomery County Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	2,700	2,759
Ohio Air Quality Dev. Auth. Rev. Bonds:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(f)	9,000	9,627
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Air Quality Dev. Auth. Rev. Bonds: - continued
(Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (c)	$ 5,500	$ 5,531
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	5,955	6,575
5% 10/1/15	6,505	7,244
Series 2010 C:
4% 10/1/15	3,200	3,435
5% 10/1/16	1,250	1,405
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	2,055	2,269
5% 10/1/15	4,535	5,050
Series 2010 A, 5% 10/1/15	1,185	1,322
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	2,600	2,963
Series 2010 B, 5% 9/15/15	19,080	21,598
(Higher Ed. Proj.):
Series 2005 C, 5% 8/1/13	4,495	4,900
Series 2010 A, 5% 8/1/17	3,290	3,745
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,202
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	535
5% 1/15/17	1,000	1,050
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/16	5,000	5,723
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(First Energy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 1/1/34 (c)	5,000	4,858
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	7,225	7,660
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	1,950	2,044
5% 12/1/13	875	929
5% 12/1/14	2,275	2,432
		110,270
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.6%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	$ 1,000	$ 997
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	8,940	9,013
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,842
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,828
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2007, 5% 2/15/13	405	424
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,026
		21,130
Oregon - 0.6%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	2,500	2,704
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2000 A, 3.5%, tender 5/1/13 (c)(f)	5,300	5,401
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series 2004 B, 5% 5/1/11 (FSA Insured)	1,000	1,003
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/13	1,000	1,055
5% 3/15/14	595	636
5% 3/15/15	2,500	2,689
5% 3/15/16	1,750	1,881
Tri-County Metropolitan Trans. District Rev. Series 2006, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,014
		20,383
Pennsylvania - 4.7%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/14 (FSA Insured) (f)	1,350	1,405
5% 1/1/15 (FSA Insured) (f)	1,000	1,038
5% 1/1/16 (FSA Insured) (f)	1,000	1,033
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,300	1,320
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	6,973
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Hosp. Dev. Auth. Rev.: - continued
(Pittsburgh Med. Ctr. Proj.):
Series 2008 B, 5% 6/15/14	$ 1,385	$ 1,515
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,478
5% 8/15/14	1,955	2,143
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 1/1/35 (c)	2,000	1,958
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B, 5% 12/15/11	2,835	2,858
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,072
5% 7/1/17	1,255	1,331
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,337
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,887
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 B, 5% 12/1/17	12,500	13,918
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,233
Philadelphia Gen. Oblig.:
Series 2007 A:
5% 8/1/11 (FSA Insured)	3,570	3,612
5% 8/1/12 (FSA Insured)	5,000	5,235
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,821
5% 12/15/15 (FSA Insured)	5,000	5,430
5% 12/15/16 (FSA Insured)	7,275	7,908
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,400	3,487
Philadelphia School District:
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,160	2,160
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,533
Series 2010 C:
5% 9/1/15	13,200	14,287
5% 9/1/16	13,610	14,739
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	16,566
5% 6/15/16	6,000	6,646
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (Assured Guaranty Corp. Insured)	$ 4,580	$ 4,970
5% 2/1/16 (Assured Guaranty Corp. Insured)	5,620	6,102
Pittsburgh School District:
Series 2009 A:
3% 9/1/12 (Assured Guaranty Corp. Insured)	1,300	1,336
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,694
Series 2010 A:
4% 9/1/15 (Assured Guaranty Corp. Insured)	1,450	1,545
5% 9/1/16 (Assured Guaranty Corp. Insured)	1,685	1,878
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/13	2,465	2,654
5% 11/15/14	4,690	5,116
5% 11/15/15	2,420	2,655
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,315
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	2,318
		173,506
Puerto Rico - 0.3%
Puerto Rico Govt. Dev. Bank Series 2006 B:
5% 12/1/11	1,040	1,067
5% 12/1/12	1,000	1,044
Univ. of Puerto Rico:
Series P, 5% 6/1/11	5,760	5,795
Series Q, 5% 6/1/11	4,825	4,854
		12,760
Rhode Island - 0.3%
Rhode Island & Providence Plantations Series 2010 A, 5% 10/1/12	2,250	2,393
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,226
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,355
		11,974
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 0.1%
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2010:
5% 2/1/16	$ 2,000	$ 2,152
5% 2/1/17	2,300	2,451
		4,603
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Reg'l. Health Proj.) Series 2010:
5% 9/1/14	625	686
5% 9/1/15	680	748
5% 9/1/16	500	546
5% 9/1/17	490	529
		2,509
Tennessee - 0.5%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) Series 2000 B, 6% 7/1/11 (Escrowed to Maturity) (g)	2,005	2,025
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,056
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,607
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (f)	1,730	1,846
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	2,017
5% 7/1/17	1,100	1,214
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,445
		17,210
Texas - 6.4%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,903
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	1,420	1,463
Series 2006 B:
6% 1/1/12	500	508
6% 1/1/13	1,270	1,305
Austin Elec. Util. Sys. Rev.:
Series 2007, 5% 11/15/11 (FSA Insured)	4,000	4,113
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Elec. Util. Sys. Rev.: - continued
Series A, 5% 11/15/15	$ 1,000	$ 1,124
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,676
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,547
Brownsville Independent School District Series 2005, 5% 8/15/11	1,430	1,454
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	2,997
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,518
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,146
Corpus Christi Independent School District 4% 8/15/14	10,140	10,971
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,749
5% 11/1/15	5,000	5,523
Denton County Gen. Oblig. Series 2005 A, 5% 7/15/11 (FSA Insured)	3,065	3,105
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,560
Series 2009, 5% 2/15/16	3,690	4,200
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,531
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,458
Series 2009, 5% 2/15/16	1,375	1,554
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/12	1,000	1,062
5% 11/15/14	1,000	1,107
5% 11/15/16	500	560
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,089
5% 8/15/14	1,075	1,192
Houston Arpt. Sys. Rev. Series A:
5% 7/1/15	2,070	2,272
5% 7/1/16	1,080	1,191
Houston Cmnty. College Sys. Rev. Series 2005:
5.25% 4/15/11 (FSA Insured)	3,030	3,034
5.25% 4/15/12 (FSA Insured)	2,000	2,096
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,855	$ 3,185
Series 2007 B, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575	3,720
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	8,074
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	3,994
Houston Util. Sys. Rev.:
Bonds Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	5,100	5,127
Series 2005 A, 5.25% 11/15/11 (FSA Insured)	4,430	4,562
Humble Independent School District Series 2009, 4% 2/15/13	400	421
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,085
Keller Independent School District 5% 2/15/14	3,750	4,130
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,514
Leander Independent School District Series 2001, 6% 8/15/14	1,850	2,136
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,339
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,589
Lower Colorado River Auth. Rev. Series 2010:
5% 5/15/15	2,125	2,372
5% 5/15/16	2,360	2,659
5% 5/15/17	2,805	3,163
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,488
Lubbock Gen. Oblig. Series 2005, 5% 2/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,985
Magnolia Independent School District Series 2005, 8% 8/15/11 (FGIC Insured)	1,210	1,239
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	1,985
North Texas Tollway Auth. Rev. Bonds Series 2008 H2, 5%, tender 1/1/13 (c)	5,000	5,316
Northside Independent School District Bonds:
Series 2009, 2.1%, tender 6/1/11 (c)	4,900	4,909
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Northside Independent School District Bonds: - continued
1.5%, tender 8/1/12 (c)	$ 12,500	$ 12,602
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,606
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,500	2,769
5% 2/15/16	2,000	2,230
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,559
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/11	1,665	1,706
5% 11/15/12	1,950	2,072
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	5,000	5,385
Texas Gen. Oblig. 0% 10/1/13	6,500	6,233
Texas Muni. Pwr. Agcy. Rev. Series 2010:
4% 9/1/14	1,000	1,072
5% 9/1/15	835	932
5% 9/1/16	750	838
Texas Pub. Fin. Auth. Rev. Series 2010 A, 5% 1/1/16	7,865	8,911
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/12	4,000	4,182
Texas Wtr. Dev. Board Rev. Series 2007 B, 5% 7/15/11	2,780	2,817
Titus County Fresh Wtr. Supply District #1 Poll. Cont. Rev. (Southwestern Elec. Pwr. Co. Proj.) Series 2008, 4.5% 7/1/11	3,000	3,017
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,253
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,309
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,667
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,103
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100) (g)	15,000	16,459
		233,722
Utah - 0.3%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,775
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Salt Lake County Wtr. Conservancy District Rev. Series A: - continued
0% 10/1/12 (AMBAC Insured)	$ 3,800	$ 3,719
0% 10/1/13 (AMBAC Insured)	3,760	3,579
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,709
		12,782
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,387
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,361
Virginia - 0.5%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (c)(f)	5,900	5,990
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	1,800	1,834
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	8,000	8,594
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	1,800	1,893
		18,311
Washington - 1.1%
Chelan County Pub. Util. District #1 Rev. Series 2004 B, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,190	1,202
Energy Northwest Elec. Rev. (#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,461
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,243
5% 12/1/17	2,950	3,365
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,752
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (f)	2,500	2,693
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev.:
Series 2001 D, 5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	$ 3,640	$ 3,803
Series 2010 C:
5% 2/1/16 (f)	2,000	2,171
5% 2/1/17 (f)	2,500	2,708
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,273
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,942
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,008
Washington Gen. Oblig. Series A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,011
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13	2,000	2,131
5% 8/15/14	2,000	2,152
		39,915
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2%, tender 8/1/12 (c)(f)	9,000	9,015
Wisconsin - 1.4%
Milwaukee County Arpt. Rev. Series 2010 B, 5% 12/1/15 (f)	1,720	1,841
Wisconsin Gen. Oblig.:
Series 2005 1, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,325	7,124
Series 2009 C, 4% 5/1/14	3,365	3,636
Series 2010 1:
5% 5/1/14	5,750	6,385
5% 5/1/15	8,005	9,016
5% 5/1/16	10,000	11,357
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,231
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,558
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/13	875	894
(Mercy Alliance, Inc. Proj.) Series 2010 A, 3% 6/1/11	1,250	1,253
(Thedacare, Inc. Proj.) Series 2010:
4% 12/15/13	1,035	1,079
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Thedacare, Inc. Proj.) Series 2010:
5% 12/15/15	$ 1,105	$ 1,202
5% 12/15/16	1,440	1,558
5% 12/15/17	1,540	1,642
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002, 5.75% 8/15/11	1,000	1,013
Series 2006 A, 5% 8/15/11	1,315	1,323
		52,112
TOTAL MUNICIPAL BONDS (Cost $3,257,068)		3,309,012
Municipal Notes - 0.6%

Florida - 0.2%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11	7,600	7,738
Pennsylvania - 0.4%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (Pennsylvania Elec. Co. Proj.) 2.25% tender 4/1/11, CP mode	15,000	15,000
TOTAL MUNICIPAL NOTES (Cost $22,600)		22,738
Money Market Funds - 8.4%
	Shares
Fidelity Municipal Cash Central Fund, 0.23% (d)(e) (Cost $307,603)	307,602,900	307,603
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $3,587,271)		3,639,353
NET OTHER ASSETS (LIABILITIES) - 1.0%		35,725
NET ASSETS - 100%		$ 3,675,078
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 90
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 3,331,750	$ -	$ 3,331,750	$ -
Money Market Funds	307,603	307,603	-	-
Total Investments in Securities:	$ 3,639,353	$ 307,603	$ 3,331,750	$ -
Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $3,587,256,000. Net unrealized appreciation aggregated $52,097,000, of which $64,042,000 related to appreciated investment securities and $11,945,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Short-Intermediate
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2011

Class A, Class T, Class B, Class C
and Institutional Class
are classes of Fidelity®
Short-Intermediate Municipal
Income Fund

1.816176.106

ASTM-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 90.0%
	Principal Amount (000s)	Value (000s)
Alabama - 0.4%
Alabama 21st Century Auth. Tobacco Settlement Rev. Series 2001, 5.75% 12/1/15	$ 1,000	$ 1,025
Health Care Auth. for Baptist Health:
Bonds Series 2009 A, 6.125%, tender 5/15/12 (c)	4,000	4,105
Series 2006 D, 5% 11/15/11	1,540	1,560
Jefferson County Swr. Rev. Series 2002 B, 5% 2/1/41 (Pre-Refunded to 8/1/12 @ 100) (g)	2,070	2,190
Mobile Indl. Dev. Board Poll. Cont. Rev. Bonds (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 A, 4.75%, tender 3/19/12 (c)	5,000	5,142
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/12	750	769
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5% 9/1/13	1,175	1,247
		16,038
Arizona - 2.8%
Arizona Ctfs. of Prtn. Series 2010 A:
5% 10/1/14 (FSA Insured)	5,000	5,417
5% 10/1/16 (FSA Insured)	13,000	14,115
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2008 A, 5% 1/1/13	2,000	2,109
Series 2008 D:
5% 1/1/13	3,250	3,427
5% 1/1/14	2,000	2,147
Arizona School Facilities Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 9/1/15 (FSA Insured)	6,470	6,925
Series 2005 A2, 5% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	11,000	11,654
Series 2008, 5.5% 9/1/13	18,780	20,238
Arizona Wtr. Infrastructure Fin. Auth. Rev. Series 2009 A:
5% 10/1/18	1,000	1,149
5% 10/1/20	5,180	5,799
Coconino County Poll. Cont. Corp. Rev. Bonds (Arizona Pub. Svc. Co. Navajo Proj.) Series 2009 A, 5.5%, tender 6/1/14 (c)	6,000	6,416
Maricopa County Poll. Cont. Rev. Bonds (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 6%, tender 5/1/14 (c)	4,800	5,195
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2009 A, 5% 7/1/15	5,835	6,571
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Arizona - continued
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.: - continued
Series 2009 B, 5% 7/1/16	$ 5,090	$ 5,781
Tucson Gen. Oblig. Series 2005, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,250	1,380
Tucson Wtr. Rev. Series 2001 A:
5% 7/1/11	1,175	1,188
5% 7/1/15 (FGIC Insured)	1,645	1,772
		101,283
California - 9.0%
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A, 5.25% 5/1/12	6,000	6,308
Series 2010 L, 5% 5/1/17	12,000	13,529
Series 2010 M, 5% 5/1/16	8,000	9,041
California Econ. Recovery:
Bonds Series B, 5%, tender 7/1/14 (c)	5,000	5,460
Series 2004 A, 5.25% 7/1/12	6,010	6,333
Series 2009 A:
5% 7/1/15	3,660	3,991
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100) (g)	2,540	2,867
5.25% 7/1/13 (Escrowed to Maturity) (g)	1,185	1,307
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,255	1,364
5.25% 7/1/14	1,780	1,981
5.25% 7/1/14 (Escrowed to Maturity) (g)	520	591
California Gen. Oblig.:
5% 10/1/11	1,650	1,683
5% 2/1/12	1,650	1,704
5% 3/1/12	15,000	15,544
5% 9/1/12	1,700	1,795
5% 10/1/12	12,600	13,320
5% 11/1/13	9,060	9,800
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series 2008 H, 5.125% 7/1/22	2,850	2,891
(Children's Hosp. of Orange County Proj.) Series 2009 A, 5% 11/1/13	1,100	1,159
Bonds:
(Catholic Healthcare West Proj.):
Series 2009 D, 5%, tender 7/1/14 (c)	2,900	3,120
Series 2009 F, 5%, tender 7/1/14 (c)	3,200	3,433
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Bonds:
(St. Joseph Health Sys. Proj.) Series 2009 C, 5%, tender 10/16/14 (c)	$ 4,300	$ 4,647
California Infrastructure & Econ. Dev. Bank Rev. Bonds (The J. Paul Getty Trust Proj.):
Series 2003 C, 3.9%, tender 12/1/11 (c)	2,100	2,149
Series 2007 A3, 2.25%, tender 4/1/12 (c)	6,500	6,614
California Poll. Cont. Fing. Auth. Ctfs. of Prtn. (San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	34,000	37,518
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. Bonds:
(Republic Svcs., Inc. Proj.) Series 2010 A, 1.875%, tender 5/2/11 (c)(f)	12,500	12,500
(Waste Mgmt., Inc. Proj.) Series 2003 A, 5%, tender 5/1/13 (c)(f)	2,300	2,416
California Pub. Works Board Lease Rev. Series 2010 A:
5% 3/1/16	2,000	2,150
5% 3/1/17	5,405	5,748
California State Univ. Rev. Series 2007 C, 5% 11/1/13 (FSA Insured)	1,335	1,461
California Statewide Cmntys. Dev. Auth. Rev. (State of California Proposition 1A Receivables Prog.) Series 2009:
4% 6/15/13	1,000	1,041
5% 6/15/13	16,650	17,713
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (g)	2,000	2,192
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (g)	3,030	3,329
Series 2007 A1, 5% 6/1/12	2,570	2,626
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2009 A, 5% 7/1/13	4,155	4,520
Series 2009 B, 5% 7/1/17	12,905	14,734
Los Angeles County Pub. Works Fing. Auth. Lease Rev. Series 2010 A, 5% 8/1/17	5,000	5,463
Los Angeles Unified School District:
Series 2009 KRY, 5% 7/1/13	10,740	11,597
Series E, 5% 7/1/11	6,075	6,140
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District Ctfs. of Prtn. (Multiple Properties Proj.) Series 2010 A:
5% 12/1/16	$ 2,025	$ 2,193
5% 12/1/17	9,790	10,410
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5% 6/1/15	12,240	13,707
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. (Refing. Proj.) Series 2009, 5% 8/1/17 (FSA Insured)	2,130	2,334
Newport Beach Rev. Bonds (Hoag Memorial Hosp. Presbyterian Proj.) Series 2009 E, 5%, tender 2/7/13 (c)	2,500	2,658
Northern California Pwr. Agcy. Rev.:
(Geothermal #3 Proj.) Series 2009 A:
5% 7/1/13	1,020	1,099
5% 7/1/14	1,120	1,231
5% 7/1/15	2,170	2,411
(Hydroelectric #1 Proj.) Series 2010 A:
4% 7/1/15	2,000	2,137
5% 7/1/18	2,000	2,185
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	7,115	6,430
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A:
5% 8/1/16	5,450	5,795
5% 8/1/18	8,000	8,302
San Diego Cmnty. College District Series 2007, 0% 8/1/16 (FSA Insured)	1,160	965
San Diego Pub. Facilities Fing. Auth. Swr. Rev.:
Series 2009 A:
5% 5/15/13	5,415	5,834
5% 5/15/15	1,845	2,060
Series 2009 B, 5% 5/15/14	7,000	7,704
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev. Series A, 0% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,459
		332,693
Colorado - 0.3%
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/11	2,110	2,161
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Colorado Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt Proj.):
Series 2006 E:
5% 11/15/11 (Escrowed to Maturity) (g)	$ 120	$ 123
Series 2006 F:
5% 11/15/12	380	402
5% 11/15/12 (Escrowed to Maturity) (g)	845	906
Bonds Series 2008 C4, 4%, tender 11/12/15 (c)	4,200	4,455
Denver City & County Arpt. Rev. Series 2001 A, 5.625% 11/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	2,000	2,061
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5% 6/1/17	500	571
		10,679
Connecticut - 3.1%
Connecticut Dev. Auth. Poll. Cont. Rev. Bonds (Connecticut Lt. & Pwr. Co. Proj.) Series 1996 A, 1.4%, tender 4/2/12 (b)(c)(f)	27,000	27,000
Connecticut Gen. Oblig.:
(Econ. Recovery Proj.) Series 2009 A, 5% 1/1/15	29,500	33,034
Series 2001 D, 5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (g)	5,000	5,143
Series 2006 F, 5% 12/1/11	23,100	23,812
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 1998 A, 5.5% 10/1/13 (FGIC Insured)	4,300	4,748
Series 2009 1:
5% 2/1/14	2,500	2,748
5% 2/1/15	11,995	13,387
Hartford Gen. Oblig. Series A:
5% 8/15/11 (Assured Guaranty Corp. Insured)	1,870	1,898
5% 8/15/12 (Assured Guaranty Corp. Insured)	1,000	1,054
		112,824
District Of Columbia - 0.7%
District of Columbia Gen. Oblig.:
Series 2007 B, 5% 6/1/16 (AMBAC Insured)	3,555	3,990
Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,600	3,545
District of Columbia Income Tax Rev. Series 2009 C, 5% 12/1/13	5,500	6,057
District of Columbia Rev. (Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/15 (FSA Insured)	1,500	1,615
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
District Of Columbia - continued
District of Columbia Univ. Rev. Bonds (Georgetown Univ. Proj.) Series 2001 B, 4.7%, tender 4/1/18 (c)	$ 8,500	$ 8,955
Washington DC Metropolitan Transit Auth. Rev. Series 2009 A, 5% 7/1/14	1,000	1,106
		25,268
Florida - 6.2%
Alachua County Health Facilities Auth. Health Facilities Rev. (Shands Teaching Hospitals & Clinics, Inc. Proj.) Series 2010 B:
5% 12/1/14	4,000	4,266
5% 12/1/15	4,395	4,672
Broward County School Board Ctfs. of Prtn. Series 2008 A, 5% 7/1/15 (FSA Insured)	5,495	5,943
Citizens Property Ins. Corp. Series 2010 A1, 5% 6/1/15 (FSA Insured)	14,000	14,705
Clay County Infrastructure Sales Surtax Rev. 5% 10/1/15 (Assured Guaranty Corp. Insured)	7,745	8,405
Clearwater Wtr. and Swr. Rev. Series 2009 B, 5% 12/1/14	2,000	2,205
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011:
5% 10/1/14 (b)	1,355	1,453
5% 10/1/16 (b)	1,530	1,629
5% 10/1/17 (b)	1,455	1,531
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 A, 5.25% 11/15/13	4,265	4,668
Florida Board of Ed. Series 2005 B, 5% 1/1/18	21,080	22,811
Florida Board of Ed. Pub. Ed. Cap. Outlay Series 2009 D, 5.5% 6/1/16	7,910	9,196
Florida Gen. Oblig. (Dept. of Trans. Right-of-Way and Bridge Construction Proj.) Series 2005 B, 6.375% 7/1/13	8,020	8,911
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Series 2010 A, 5% 7/1/15	20,000	21,440
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2001 A, 6% 11/15/31 (Pre-Refunded to 11/15/11 @ 101) (g)	4,600	4,801
Series 2006 G:
5% 11/15/11	675	691
5% 11/15/11 (Escrowed to Maturity) (g)	25	26
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Highlands County Health Facilities Auth. Rev.: - continued
(Adventist Health Sys./Sunbelt, Inc. Prog.)
Series 2009 E, 5% 11/15/15	$ 2,345	$ 2,558
Bonds (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2002, 3.95%, tender 9/1/12 (c)	16,650	17,324
Series 2008 A, 6.1%, tender 11/14/13 (c)	1,000	1,099
Hillsborough County Indl. Dev. (H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/12	1,310	1,359
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.):
Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	1,500	1,540
Series 2007 B, 5.15%, tender 9/1/13 (c)	1,750	1,856
Indian River County Wtr. & Swr. Rev.:
5% 9/1/15	1,000	1,110
5% 9/1/17	1,000	1,124
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2009 B:
5% 10/1/11	2,500	2,555
5% 10/1/12	7,350	7,781
Kissimmee Util. Auth. Elec. Sys. Rev. Series 2003:
5.25% 10/1/14	775	859
5.25% 10/1/15	3,525	3,939
Lakeland Hosp. Sys. Rev. (Reg'l. Health Systems Proj.) 5% 11/15/11	2,545	2,592
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Series A, 5.75% 4/1/12 (FSA Insured)	1,980	2,069
Miami-Dade County Cap. Asset Acquisition Series 2002 A, 5% 4/1/12 (AMBAC Insured)	2,800	2,904
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.125%, tender 8/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	2,000	2,021
Miami-Dade County School Board Ctfs. of Prtn. Bonds Series 2003 B, 5%, tender 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,500	1,505
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5% 10/1/14 (FSA Insured)	4,000	4,448
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008, 4.625% 10/1/12	1,110	1,149
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009:
5% 10/1/15	2,210	2,379
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009: - continued
5% 10/1/16	$ 1,000	$ 1,067
Orange County Health Facilities Auth. Rev.:
(Adventist Health Sys. - Sunbelt Proj.) 5.625% 11/15/32 (Pre-Refunded to 11/15/12 @ 101) (g)	2,500	2,720
(Orlando Reg'l. Health Care Sys. Proj.) Series 2008 A, 5% 11/1/15 (FSA Insured)	1,825	1,950
(Orlando Reg'l. Healthcare Sys. Proj.) Series 2008 A, 5% 11/1/13 (FSA Insured)	1,000	1,060
Orlando & Orange County Expressway Auth. Rev. Series 2010 B, 5% 7/1/15 (FSA Insured)	1,430	1,564
Polk County Cap. Impt. Rev. Series 2002, 5.5% 12/1/11 (FGIC Insured)	3,470	3,565
Polk County School District Sales Tax Rev. Series 2007, 5% 10/1/12 (FSA Insured)	6,080	6,440
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/13	3,435	3,687
5% 7/1/14	2,000	2,153
Tampa Health Sys. Rev. (Baycare Health Sys. Proj.) Series 2010:
5% 11/15/16	2,500	2,708
5% 11/15/17	1,500	1,606
Tampa Solid Waste Sys. Rev. Series 2010:
4% 10/1/14 (FSA Insured) (f)	3,000	3,082
5% 10/1/15 (FSA Insured) (f)	2,920	3,082
5% 10/1/16 (FSA Insured) (f)	6,000	6,302
5% 10/1/17 (FSA Insured) (f)	5,000	5,216
Titusville Wtr. & Swr. Rev. Series 2010, 5% 10/1/17 (Assured Guaranty Corp. Insured)	1,135	1,264
		226,990
Georgia - 3.1%
Appling County Dev. Auth. Poll. Cont. Rev. Bonds (Oglethorpe Pwr. Corp. Hatch Proj.) Series 2011 A, 2.5%, tender 3/1/13 (c)	5,000	4,999
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2011 A, 2.5% 1/1/40	3,500	3,499
Bonds:
(Georgia Pwr. Co. Plant Vogtle Proj.) Fifth Series 1994, 2.3%, tender 4/1/14 (c)	6,600	6,696
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Burke County Indl. Dev. Auth. Poll. Cont. Rev.: - continued
Bonds:
(Oglethorpe Pwr. Corp. Proj.) Series 2008 D, 6.75%, tender 4/1/12 (c)	$ 7,600	$ 7,962
Carroll County School District Series 2007, 5% 4/1/11	8,000	8,000
Fulton County Facilities Corp. Ctfs. of Prtn. (Gen. Purp. Proj.) Series 2009:
5% 11/1/12	1,555	1,641
5% 11/1/13	7,550	8,113
5% 11/1/14	7,490	8,155
Georgia Road & Thruway Auth. Rev. Series 2009 A, 5% 6/1/12	8,100	8,526
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2007 A, 5% 9/15/12	1,195	1,227
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Oglethorpe Pwr. Corp. Scherer Proj.) Series 2011 A, 2.5% 1/1/38	11,500	11,498
Bonds:
(Georgia Pwr. Co. Plant Scherer Proj.) First Series 1995, 4.5%, tender 4/1/11 (c)	5,200	5,200
(Georgia Pwr. Co. Proj.) Series 2007 A, 4.75%, tender 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	5,705	5,705
Muni. Elec. Auth. of Georgia (Proj. One):
Series 2008 A:
5% 1/1/13	2,000	2,118
5% 1/1/14	3,000	3,244
5.25% 1/1/17 (Berkshire Hathaway Assurance Corp. Insured)	7,925	8,974
Series 2008 D, 5.75% 1/1/19	9,000	10,235
Pub. Gas Partners, Inc. Rev. (Gas Supply Pool No. 1 Proj.) Series A:
5% 10/1/11	1,500	1,529
5% 10/1/12	1,000	1,056
Richmond County Hosp. Auth. (Univ. Health Svcs., Inc. Proj.) Series 2009:
5% 1/1/14	1,305	1,394
5% 1/1/15	1,040	1,105
5% 1/1/16	2,415	2,559
5% 1/1/18	1,530	1,581
		115,016
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev. Series 2010 B, 5% 7/1/15 (f)	$ 3,900	$ 4,207
Hawaii Gen. Oblig.:
Series DR:
5% 6/1/16	7,645	8,739
5% 6/1/16 (Escrowed to Maturity) (g)	2,895	3,354
Series DY:
5% 2/1/15	3,500	3,930
5% 2/1/16	4,000	4,551
		24,781
Illinois - 7.6%
Chicago Board of Ed. Series 2009 D:
5% 12/1/17 (Assured Guaranty Corp. Insured)	4,115	4,456
5% 12/1/18 (Assured Guaranty Corp. Insured)	2,335	2,476
Chicago Gen. Oblig.:
(City Colleges Proj.) Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,200	5,694
Series A:
5.25% 1/1/12 (Escrowed to Maturity) (g)	825	854
5.25% 1/1/12 (FSA Insured)	175	180
Series B, 5.125% 1/1/15 (AMBAC Insured)	3,995	4,270
Chicago Hsg. Auth. Rev. (Cap. Prog.) Series 2001, 5.5% 7/1/18 (Pre-Refunded to 7/1/12 @ 100) (g)	3,300	3,458
Chicago Midway Arpt. Rev. Bonds Series 2010 B, 5%, tender 1/1/15 (c)	5,000	5,340
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A:
5% 1/1/12 (FSA Insured)	3,500	3,604
5% 1/1/13 (FSA Insured)	4,000	4,218
Series 2010 D, 5.25% 1/1/17 (f)	1,000	1,060
Series 2010 E:
5% 1/1/15 (f)	4,000	4,257
5% 1/1/16 (f)	1,500	1,592
Series A, 5% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,165	1,199
Chicago Sales Tax Rev. Series 1998, 5.5% 1/1/16 (FGIC Insured) (FSA Insured)	1,710	1,922
Chicago Transit Auth. Cap. Grant Receipts Rev.:
(Fed. Transit Administration Section 5307 Proj.) Series 2006 A, 5% 6/1/19 (AMBAC Insured) (Assured Guaranty Corp. Insured)	2,500	2,517
(Fed. Transit Administration Section 5309 Proj.) Series 2008 A, 5% 6/1/13	3,765	3,924
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Cook County Thorton Township High School District #205 5.5% 12/1/16 (Assured Guaranty Corp. Insured)	$ 2,500	$ 2,820
Illinois Edl. Facilities Auth. Revs. Bonds (Field Museum of Natural History Proj.) Series 2002, 4.05%, tender 11/1/11 (c)	2,785	2,820
Illinois Fin. Auth. Gas Supply Rev. Bonds:
(Peoples Gas Lt. and Coke Co. Proj.) Series 2010, 2.125%, tender 7/1/14 (c)	11,500	11,105
(The Peoples Gas Lt. and Coke Co. Proj.) Series 2010 B, 2.625%, tender 8/1/15 (c)	9,500	9,494
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.25% 10/1/15	2,220	2,354
Illinois Fin. Auth. Rev.:
(Advocate Health Care Proj.) Series 2010 D, 5% 4/1/15	550	597
(Alexian Brothers Health Sys. Proj.) Series 2010, 4.5% 2/15/16	3,000	3,043
(DePaul Univ. Proj.) Series 2005 A, 5% 10/1/11	1,450	1,473
(Memorial Health Sys. Proj.) Series 2009, 5% 4/1/19	1,600	1,633
(Northwest Cmnty. Hosp. Proj.) Series 2008 A:
5% 7/1/12	750	783
5% 7/1/13	415	441
5% 7/1/15	1,000	1,075
(Palos Cmnty. Hosp. Proj.) Series 2010 C:
5% 5/15/16	2,060	2,211
5% 5/15/17	3,520	3,740
(Provena Health Proj.) Series 2010 A:
5% 5/1/13	2,000	2,058
5% 5/1/14	2,000	2,065
5.75% 5/1/19	2,650	2,705
(Rush Univ. Med. Ctr. Proj.) Series 2006 B:
5% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,075	3,266
5% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,700	1,775
(The Carle Foundation Proj.) Series 2009 A, 5% 2/15/12 (Assured Guaranty Corp. Insured)	4,965	5,079
Bonds (Advocate Health Care Proj.):
Series 2008 A3, 3.875%, tender 5/1/12 (c)	4,000	4,144
Series 2008 C B3, 4.375%, tender 7/1/14 (c)	4,000	4,201
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig.:
(Illinois FIRST Proj.):
Series 2001, 5% 11/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,500	$ 1,461
Series 2002:
4.5% 4/1/11 (FSA Insured)	2,000	2,000
5.5% 4/1/11 (FSA Insured)	3,700	3,700
First Series 2001, 5.25% 5/1/11 (FSA Insured)	1,515	1,519
Series 2002:
5% 10/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,515	3,571
5.375% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,745	6,801
5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,606
Series 2004 B, 5% 3/1/14	15,500	16,352
Series 2004, 5% 11/1/16	11,000	11,500
Series 2005:
5% 4/1/13 (AMBAC Insured)	5,000	5,192
5% 4/1/17 (AMBAC Insured)	8,050	8,187
Series 2007 A, 5.5% 6/1/15	1,000	1,073
Series 2007 B, 5% 1/1/17	9,835	10,191
Series 2010, 5% 1/1/15 (FSA Insured)	20,000	21,020
Illinois Health Facilities Auth. Rev. (Delnor-Cmnty. Hosp. Proj.) Series 2003 A:
5% 5/15/15 (FSA Insured)	2,250	2,379
5% 5/15/16 (FSA Insured)	2,325	2,451
Illinois Sales Tax Rev.:
Series 2009 B:
4.5% 6/15/16	5,000	5,304
4.5% 6/15/17	6,075	6,331
Series 2010, 5% 6/15/15	8,800	9,510
Kane & DuPage Counties Cmnty. Unit School District #303, Saint Charles Series 2002 B, 5.5% 1/1/12 (FSA Insured)	2,270	2,347
Kane County School District #129, Aurora West Side Series 2002 A, 5.75% 2/1/14 (Pre-Refunded to 2/1/12 @ 100) (g)	1,600	1,671
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/15 (Escrowed to Maturity) (g)	580	529
0% 12/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,286
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Madison County Cmnty. United School District #007 Series 2007 A, 5% 12/1/11 (FSA Insured)	$ 2,965	$ 3,044
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A:
0% 6/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,410	1,375
0% 12/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,725	2,522
Series A, 0% 6/15/14 (Escrowed to Maturity) (g)	8,625	8,236
0% 6/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700	625
Rosemont Gen. Oblig. Series 1993 A, 0% 12/1/11 (FGIC Insured)	3,695	3,668
Univ. of Illinois Ctfs. of Prtn. (Util. Infrastructure Proj.) Series 2003, 5% 8/15/11 (AMBAC Insured)	1,360	1,376
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 2005 A, 5% 4/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,050	5,050
0% 4/1/14	2,350	2,203
Will County Cmnty. Unit School District #365-U Series 2002:
0% 11/1/14 (FSA Insured)	1,900	1,705
0% 11/1/16 (FSA Insured)	2,975	2,403
		278,091
Indiana - 2.7%
Hamilton Southeastern Consolidated School Bldg. Corp.:
Series 2004, 5% 1/15/12 (FSA Insured)	1,990	2,056
Series 2005 A:
5.25% 7/10/11 (FSA Insured)	2,295	2,323
5.25% 1/10/12 (FSA Insured)	1,355	1,401
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 C, 5% 11/1/13	3,000	3,267
Indiana Fin. Auth. Hosp. Rev.:
(Jackson County Schneck Memorial Hosp. Proj.) Series 2010, 5% 2/15/18	1,475	1,499
(Parkview Health Sys. Oblig. Group Proj.) Series 2009 A:
5% 5/1/14	3,500	3,714
5% 5/1/15	6,420	6,863
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Rev.:
(Trinity Health Cr. Group Proj.) Series 2009 A:
5% 12/1/14	$ 1,250	$ 1,359
5% 12/1/15	2,135	2,328
(Wabash Valley Correctional Facilities Proj.) Series 2009 A, 5% 7/1/15	8,025	8,823
Series 2010 A, 5% 2/1/17	2,800	3,169
5% 7/1/14	2,500	2,723
Indiana Fin. Auth.'s Econ. Dev. Bonds (Republic Svcs., Inc. Proj.) Series B, 1.65%, tender 6/1/11 (c)	5,000	5,000
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	4,000	4,220
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Subordinate Cr. Proj.):
Series 2005 A3, 5%, tender 7/1/11 (c)	4,100	4,145
Series A2, 3.75%, tender 2/1/12 (c)	7,500	7,707
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.) Series 2002 A, 5.5% 7/1/16 (Pre-Refunded to 7/1/12 @ 100) (g)	5,000	5,313
Indianapolis Thermal Energy Sys. Series 2010 B:
5% 10/1/16	5,000	5,551
5% 10/1/17	5,000	5,487
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 B, 5.2% 6/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000	3,170
Logansport High School Bldg. Corp. Series 2005:
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,020	1,033
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,082
5.25% 7/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,075	1,136
Muncie School Bldg. Corp. Series 2005, 5.25% 7/10/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,585	1,673
Purdue Univ. Rev.:
(Student Facilities Sys. Proj.) Series 2009 B:
4% 7/1/17	500	544
5% 7/1/15	315	358
5% 7/1/16	500	575
Series Z-1:
5% 7/1/16	1,215	1,398
5% 7/1/17	1,000	1,145
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Purdue Univ. Rev.: - continued
Series Z-1:
5% 7/1/18	$ 1,500	$ 1,721
Rockport Poll. Cont. Rev. Bonds (AEP Generating Co. Proj.) Series 1995 A, 4.15%, tender 7/15/11 (AMBAC Insured) (c)	1,600	1,610
Univ. of Southern Indiana Rev. Series J:
5% 10/1/14 (Assured Guaranty Corp. Insured)	1,985	2,162
5% 10/1/15 (Assured Guaranty Corp. Insured)	1,000	1,097
5% 10/1/16 (Assured Guaranty Corp. Insured)	1,165	1,285
West Clark 2000 School Bldg. Corp. Series 2005:
5.25% 7/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,125	1,139
5.25% 1/15/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,150	1,190
		99,266
Iowa - 0.2%
Iowa Fin. Auth. Health Care Facilities Rev. (Genesis Health Sys. Proj.) Series 2010:
5% 7/1/15	2,165	2,344
5% 7/1/16	1,335	1,431
Iowa Fin. Auth. Health Facilities Rev. Series 2005 A, 5% 2/15/16 (Assured Guaranty Corp. Insured)	1,700	1,808
Iowa Higher Ed. Ln. Auth. Rev. (Grinnell College Proj.) Series 2001, 2.1% 12/1/11 (Escrowed to Maturity) (g)	3,200	3,237
		8,820
Kansas - 0.6%
Kansas Dev. Fin. Agcy. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2009 D:
5% 11/15/14	575	634
5% 11/15/15	625	693
5% 11/15/16	875	968
Kansas Dev. Fin. Auth. Health Facilities Rev. (Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/12	680	718
Lawrence Hosp. Rev. (The Lawrence Memorial Hosp.) Series 2006, 5% 7/1/11	560	564
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	1,600	1,624
Wichita Hosp. Facilities Rev.:
(Via Christi Health Sys., Inc. Proj.) Series 2009 X, 5% 11/15/14	2,000	2,166
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Kansas - continued
Wichita Hosp. Facilities Rev.: - continued
(Via Christi Health Sys., Inc. Proj.) Series 2009 III A:
5% 11/15/14	$ 2,405	$ 2,604
5% 11/15/15	6,245	6,793
5% 11/15/16	5,410	5,860
		22,624
Kentucky - 1.2%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B:
4% 2/1/14	750	783
4% 2/1/15	1,495	1,558
Jefferson County School District Fin. Corp. School Bldg. Rev. Series 2009 A, 5.25% 1/1/13 (FSA Insured)	2,170	2,320
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/15	4,000	4,383
Kentucky Econ. Dev. Fin. Auth. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 4% 2/1/13	500	520
Kentucky Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. Bonds (Republic Svcs., Inc. Proj.) Series B, 1.65%, tender 6/1/11 (c)	5,000	5,000
Kentucky State Property & Buildings Commission Rev. (#82 Proj.) 5.25% 10/1/17 (FSA Insured)	2,450	2,764
Louisville/Jefferson County Metropolitan Govt. Poll. Cont. Rev. Bonds (Louisville Gas and Electronic Co. Proj.):
Series 2003 A, 1.9%, tender 4/2/12 (c)	10,900	10,945
Series 2005 A, 5.75%, tender 12/2/13 (c)	6,000	6,516
Series 2007 B, 1.9%, tender 6/1/12 (c)	10,900	10,930
		45,719
Louisiana - 0.3%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series ST-2005 B, 5% 2/1/12 (AMBAC Insured)	1,000	1,032
Ernest N. Morial-New Orleans Exhibit Hall Auth. Spl. Tax Series 2003 A, 5.25% 7/15/11 (Escrowed to Maturity) (g)	2,060	2,088
Louisiana Pub. Facilities Auth. Rev.:
(Christus Health Proj.) Series 2009 A:
5% 7/1/13	3,500	3,696
5% 7/1/16	2,000	2,130
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Pub. Facilities Auth. Rev.: - continued
Entergy Gulf States Louisiana LLC Proj.) Series 2010 B, 2.875% 11/1/15	$ 3,000	$ 2,976
Reg'l. Transit Auth. Louisiana Sales Tax Rev. 4% 12/1/16 (FSA Insured)	1,000	1,067
		12,989
Maryland - 0.9%
Baltimore Proj. Rev. (Wtr. Proj.) Series 2007 D, 5% 7/1/11 (AMBAC Insured)	1,985	2,007
Maryland Gen. Oblig. Second Series B, 5.25% 8/15/16	16,100	18,863
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F:
5% 7/1/13	2,400	2,560
5% 7/1/14	3,500	3,790
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	2,225	2,443
Montgomery County Gen. Oblig. (Dept. of Liquor Cont. Proj.) Series 2009 A, 5% 4/1/15	1,725	1,913
		31,576
Massachusetts - 2.0%
Braintree Gen. Oblig. Series 2009:
5% 5/15/14	1,000	1,115
5% 5/15/16	4,400	5,029
Lynn Gen. Oblig. 5% 12/1/11	1,500	1,542
Massachusetts Bay Trans. Auth. Series 1993 A, 5.5% 3/1/12	95	99
Massachusetts Dept. of Trans. Metropolitan Hwy. Sys. Rev. Series 2010 B, 5% 1/1/15	12,400	13,569
Massachusetts Dev. Fin. Agcy. Rev. (Boston College Proj.):
Series Q1:
4% 7/1/15	1,500	1,621
4% 7/1/16	1,000	1,081
5% 7/1/13	1,000	1,085
Series Q2:
4% 7/1/15	1,170	1,264
4% 7/1/16	1,000	1,081
5% 7/1/13	1,100	1,194
5% 7/1/14	1,080	1,196
5% 7/1/17	1,370	1,554
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Massachusetts - continued
Massachusetts Gen. Oblig. Series 2002 C:
5% 11/1/21 (Pre-Refunded to 11/1/12 @ 100) (g)	$ 8,100	$ 8,653
5.25% 11/1/30 (Pre-Refunded to 11/1/12 @ 100) (g)	2,495	2,675
Massachusetts Health & Edl. Facilities Auth. Rev. Bonds:
(Baystate Health Sys. Proj.) Series 2009 K, 5%, tender 7/1/13 (c)	7,000	7,523
(Northeastern Univ. Proj.):
Series 2008 T2, 4.1%, tender 4/19/12 (c)	1,200	1,245
Series 2009 T1, 4.125%, tender 2/16/12 (c)	2,100	2,167
Massachusetts Port Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2001 A, 5.5% 1/1/12 (AMBAC Insured) (f)	1,000	990
Massachusetts Spl. Oblig. Rev. (Fed. Hwy. Grant Anticipation Note Prog.) Series 2003 A:
5% 12/15/12 (FSA Insured)	3,300	3,544
5% 12/15/13 (FSA Insured)	2,000	2,201
Massachusetts St Dev. Fin. Ag Series I:
5% 1/1/14 (b)	1,550	1,629
5% 1/1/16 (b)	1,300	1,350
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Series B, 5.2% 8/1/22 (Pre-Refunded to 8/1/11 @ 101) (g)	8,350	8,563
		71,970
Michigan - 2.5%
Allegan Pub. School District Series 2008, 5% 5/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,590	1,659
Big Rapids Pub. School District:
5% 5/1/13 (Assured Guaranty Corp. Insured)	1,195	1,270
5% 5/1/14 (Assured Guaranty Corp. Insured)	1,190	1,294
Chelsea School District 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,750	1,871
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	3,000	3,120
Detroit City School District Series 2001 A, 5.5% 5/1/11 (FSA Insured)	1,200	1,203
Detroit Swr. Disp. Rev. Series 2006 D, 0.803% 7/1/32 (c)	4,080	2,828
Grand Haven Area Pub. Schools 5% 5/1/12 (FSA Insured)	2,965	3,095
Grand Rapids Cmnty. College:
5% 5/1/12 (FSA Insured)	1,305	1,364
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Grand Rapids Cmnty. College: - continued
5% 5/1/13 (FSA Insured)	$ 1,305	$ 1,403
Grand Valley Michigan State Univ. Rev. Series 2009, 5% 12/1/16	1,320	1,459
Kalamazoo Pub. Schools 5% 5/1/13 (Assured Guaranty Corp. Insured)	2,940	3,124
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.25%, tender 1/15/14 (c)	2,200	2,406
Lincoln Consolidated School District 5% 5/1/12 (FSA Insured)	1,485	1,549
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series I:
5.5% 10/15/13	2,075	2,114
5.5% 10/15/13 (Pre-Refunded to 10/15/11 @ 100) (g)	125	128
Michigan Gen. Oblig. (Envir. Protection Prog.) Series 1992, 6.25% 11/1/12	1,445	1,482
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.25% 5/15/14	4,160	4,545
(Oakwood Hosp. Proj.) Series 2007 A, 5% 7/15/11	2,700	2,725
Bonds (Ascension Health Cr. Group Proj.) Series 1999 B3, 2%, tender 8/1/14 (c)	11,000	10,989
Michigan Muni. Bond Auth. Rev.:
(Clean Wtr. Pooled Proj.) Series 2010:
5% 10/1/14	6,045	6,751
5% 10/1/15	1,750	1,978
5% 10/1/15	3,250	3,673
(Local Govt. Ln. Prog.) Series 2009 C:
5% 5/1/13	1,645	1,743
5% 5/1/14	2,140	2,289
5% 5/1/15	1,845	1,985
5% 5/1/16	1,865	2,007
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Detroit Edison Co. Proj.) Series 1995 CC, 4.85%, tender 9/1/11 (AMBAC Insured) (c)	2,000	2,025
Plymouth-Canton Cmnty. School District 5% 5/1/12 (FSA Insured)	4,000	4,168
Pontiac Tax Increment Fin. Auth. Series 2002, 6.25% 6/1/22 (Pre-Refunded to 6/1/12 @ 101) (g)	2,260	2,433
Royal Oak City School District 5% 5/1/12	2,000	2,086
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Oblig. Group Proj.) Series 2009 W, 5% 8/1/15	$ 2,070	$ 2,167
Troy School District 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,003
West Bloomfield School District 5% 5/1/15 (Assured Guaranty Corp. Insured)	1,400	1,512
Western Michigan Univ. Rev.:
5.25% 11/15/14 (Assured Guaranty Corp. Insured)	2,135	2,346
5.25% 11/15/15 (Assured Guaranty Corp. Insured)	3,275	3,629
Western Townships Utils. Auth. Swr. Disp. Sys. Rev. Series 2009, 3% 1/1/12	1,000	1,013
		92,436
Minnesota - 0.2%
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2008 A, 5% 1/1/13 (f)	1,000	1,061
Minnesota 911 Rev. (Pub. Safety Radio Communications Sys. Proj.) Series 2009, 5% 6/1/14 (Assured Guaranty Corp. Insured)	2,225	2,471
Minnesota Agric. & Econ. Dev. Board Rev. (Essentia Health Obligated Group Proj.) Series 2008 C1:
5% 2/15/15 (Assured Guaranty Corp. Insured)	1,335	1,457
5% 2/15/16 (Assured Guaranty Corp. Insured)	565	619
Northern Muni. Pwr. Agcy. Elec. Sys. Rev. Series 2009 A, 5% 1/1/15 (Assured Guaranty Corp. Insured)	1,000	1,094
Saint Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (Healthpartners Oblig. Group Proj.) Series 2006, 5% 5/15/11	300	301
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/16	1,000	1,111
		8,114
Mississippi - 0.2%
Mississippi Dev. Bank Spl. Oblig. (Marshall County Correctional Facility Proj.) Series 2008 C, 5% 8/1/11	1,050	1,066
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Ctr. Proj.) Series 2007 A, 5% 8/15/11	1,000	1,011
Mississippi Hsg. Fin. Corp. Single Family Mtg. Rev. Series 1983, 0% 6/1/15 (Escrowed to Maturity) (g)	4,000	3,678
		5,755
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Missouri - 0.2%
Fenton Tax Increment Rev. (Gravois Bluffs Redev. Proj.) Series 2006, 5% 4/1/11	$ 1,430	$ 1,430
Lees Summit Indl. Dev. Auth. Sr. Living Facilities Rev. (John Knox Village Proj.) Series 2007 A, 5% 8/15/11	1,485	1,497
Saint Louis Arpt. Rev. Series 2003 A, 5.25% 7/1/11 (FSA Insured)	1,000	1,008
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series 2007 A, 5% 9/1/11	1,000	1,003
Saint Louis Muni. Fin. Corp. Leasehold Rev. (Callahan Courthouse Proj.) Series 2002 A, 5.75% 2/15/14 (Pre-Refunded to 2/15/12 @ 100) (g)	1,050	1,098
		6,036
Nebraska - 0.5%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 A, 5% 12/1/11	6,500	6,649
Nebraska Pub. Pwr. District Rev.:
Series B, 5% 1/1/12 (FSA Insured)	3,500	3,612
Series C:
4% 1/1/15	2,360	2,534
4% 1/1/16	2,195	2,360
Univ. of Nebraska Facilities Corp. Lease Rental Rev. (UNMC Health Professions Futures Proj.) Series 2009, 5% 8/15/13	4,000	4,323
		19,478
Nevada - 2.2%
Clark County Arpt. Rev.:
Series 2003 C, 5% 7/1/11 (AMBAC Insured) (f)	1,790	1,805
Series 2008 E:
5% 7/1/14	2,905	3,145
5% 7/1/15	3,500	3,804
Clark County Fuel Tax Series 2008, 5% 6/1/13	5,815	6,222
Clark County Hwy. Impt. Rev. (Motor Vehicle Fuel Tax) Series 2003, 5% 7/1/11 (AMBAC Insured)	3,230	3,262
Clark County School District:
(Bldg. Proj.) Series 2008 A, 5% 6/15/12	10,000	10,495
Series 1998, 5.5% 6/15/13 (FSA Insured)	5,000	5,416
Series 2001 F, 5.375% 6/15/11 (FSA Insured)	4,090	4,128
Series 2005 A, 5% 6/15/16 (FGIC Insured)	21,215	23,062
Nevada Dept. of Bus. & Industry (Waste Mgmt., Inc. Proj.) Series 2001, 2.75% 10/1/14 (f)	3,000	2,992
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Nevada - continued
Nevada Gen. Oblig.:
Series 2010 C, 5% 6/1/19	$ 12,140	$ 13,206
Series A, 5% 4/1/11 (Escrowed to Maturity) (g)	2,200	2,200
5% 4/1/11 (FSA Insured)	1,815	1,815
		81,552
New Hampshire - 0.0%
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2011, 3% 10/1/12	1,050	1,068
New Jersey - 2.9%
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 6.375% 11/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,470	7,723
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/15	11,285	12,298
5% 6/15/16	6,500	7,062
New Jersey Econ. Dev. Auth. Exempt Facilities Rev. Bonds (Pub. Svc. Elec. and Gas Co. Proj.) Series 2010 A, 1.2%, tender 12/1/11 (c)(f)	8,000	8,000
New Jersey Econ. Dev. Auth. Poll. Cont. Rev. (Pub. Svc. Elec. & Gas Pwr. LLC Proj.) 5% 3/1/12	3,275	3,367
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Bonds Series 2008 J4, 5%, tender 9/1/14 (FSA Insured) (c)	7,000	7,501
Series 2001 A, 5.5% 6/15/13 (AMBAC Insured)	1,090	1,203
Series 2005 K, 5.25% 12/15/14 (FGIC Insured)	1,790	1,959
Series 2008 W:
5% 3/1/12 (Escrowed to Maturity) (g)	5,545	5,778
5% 3/1/15	10,400	11,197
Series 2009 BB, 5% 9/1/15	3,390	3,655
New Jersey Gen. Oblig. Series H:
5.25% 7/1/12 (FGIC Insured)	5,000	5,281
5.25% 7/1/15 (FSA Insured)	5,000	5,620
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev. Series 2010 1A, 5% 12/1/15	4,500	4,876
New Jersey Tobacco Settlement Fing. Corp. Series 2007 1A, 4.25% 6/1/11	1,285	1,287
New Jersey Tpk. Auth. Tpk. Rev. Series 1991 C, 6.5% 1/1/16 (Escrowed to Maturity) (g)	4,300	4,831
New Jersey Trans. Trust Fund Auth.:
Series 2003 A, 5.5% 12/15/16 (FSA Insured)	5,000	5,517
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Trans. Trust Fund Auth.: - continued
Series A, 5.25% 12/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 3,000	$ 3,283
Series B, 6.5% 6/15/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,056
		105,494
New Mexico - 1.3%
Albuquerque Joint Wtr. & Swr. Sys. Rev. Series 1999 A, 5.25% 7/1/11	1,135	1,148
Farmington Poll. Cont. Rev. Bonds (Southern California Edison Co. Four Corners Proj.) Series 2005 B, 2.875%, tender 4/1/15 (c)	22,100	22,154
New Mexico Edl. Assistance Foundation:
Series 2009 B, 4% 9/1/16	7,000	7,455
Series 2010 A1:
4% 12/1/15	3,700	3,959
4% 12/1/16	6,750	7,207
Rio Rancho Wtr. & Wastewtr. Sys. Rev. Series 2009, 5% 5/15/17 (FSA Insured)	4,480	5,038
		46,961
New York - 16.6%
Albany Indl. Dev. Agcy. Civic Facility Rev. (St. Peters Hosp. Proj.) Series 2008 A, 5.5% 11/15/12	1,000	1,055
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2010 A:
5% 7/1/18 (Assured Guaranty Corp. Insured)	1,100	1,128
5% 7/1/19 (Assured Guaranty Corp. Insured)	640	646
Grand Central District Mgmt. Assoc., Inc. Series 2004, 5% 1/1/12	1,175	1,211
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2006 F, 5% 5/1/11	10,000	10,032
Series 2010 A, 5% 5/1/15	5,000	5,528
Metropolitan Trans. Auth. Svc. Contract Rev. Series 2002 A, 5.5% 7/1/17	5,000	5,761
New York City Gen. Oblig.:
Series 1997 H, 6% 8/1/12 (FGIC Insured)	1,000	1,071
Series 2000 A, 6.5% 5/15/11	155	156
Series 2001 G, 5.25% 8/1/14 (AMBAC Insured)	845	856
Series 2002 A1, 5.25% 11/1/14 (Pre-Refunded to 11/1/11 @ 101) (g)	600	623
Series 2003 F, 5.5% 12/15/11	6,725	6,963
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Gen. Oblig.: - continued
Series 2005 C, 5% 8/1/12	$ 19,770	$ 20,906
Series 2005 D, 5% 8/1/12 (Escrowed to Maturity) (g)	4,925	5,225
Series 2005 F1, 5% 9/1/15	3,560	3,999
Series 2005 G, 5.625% 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,075	5,371
Series 2005 K:
5% 8/1/11	3,280	3,329
5% 8/1/12	4,360	4,610
Series 2008 E, 5% 8/1/12	5,000	5,287
Series 2010 C, 5% 8/1/13	7,000	7,639
Series B:
5% 8/1/14	10,000	11,116
5% 8/1/15	10,000	11,218
Series O:
5% 6/1/12	1,770	1,860
5% 6/1/12 (Escrowed to Maturity) (g)	5,755	6,058
New York City Transitional Fin. Auth. Rev.:
Series 2003 A:
5.5% 11/1/26 (a)	4,600	4,729
6% 11/1/28 (a)	44,300	45,667
Series 2007 C1, 5% 11/1/15	15,200	17,326
Series 2010 B, 5% 11/1/17	30,000	34,091
Series 2010 D:
5% 11/1/15	8,300	9,461
5% 11/1/17	10,115	11,494
Series B:
5% 11/1/11	11,060	11,355
5% 11/1/11 (Escrowed to Maturity) (g)	1,520	1,561
New York City Trust Cultural Resources Rev. Bonds (The Juilliard School Proj.) Series 2009 B, 2.75%, tender 7/1/12 (c)	3,500	3,567
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.) Series 2009 A:
5% 3/15/12	3,900	4,072
5% 3/15/13	3,545	3,835
5% 3/15/14	3,745	4,154
5% 3/15/15	4,000	4,492
Series 2009 D:
5% 6/15/14	9,890	11,028
5% 6/15/15	16,075	18,137
5% 6/15/16	9,330	10,660
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Dorm. Auth. Personal Income Tax Rev.: - continued
Series 2010 A:
5% 2/15/14	$ 9,850	$ 10,905
5% 2/15/15	8,780	9,844
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A:
5.75% 7/1/13	2,800	2,937
5.75% 7/1/13 (AMBAC Insured)	795	834
(Mental Health Svcs. Facilities Proj.):
Series 2008 D:
5% 2/15/14	7,295	7,975
5% 8/15/14	7,755	8,601
Series 2009 A1, 5% 2/15/15	9,000	9,921
(New York Univ. Hosp. Ctr. Proj.) Series 2011 A, 5% 7/1/18	3,240	3,404
(St. Lawrence Univ.) Series 2008, 5% 7/1/14	3,700	4,017
Bonds Series 2002 B, 5.25%, tender 5/15/12 (c)	16,055	16,807
Series 2008 B, 5% 7/1/15	30,000	33,562
Series 2009 A:
5% 7/1/15	12,850	14,309
5% 7/1/16	8,390	9,370
New York Local Govt. Assistance Corp.:
Series 2003 A, 5% 4/1/18	12,400	14,205
Series 2007 A, 5% 4/1/11	20,000	20,000
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series B:
5% 11/15/14	1,350	1,505
5% 11/15/15	2,325	2,601
New York Metropolitan Trans. Auth. Rev.:
Bonds Series 2008 B2, 5%, tender 11/15/12 (c)	7,300	7,767
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,040	1,091
5.25% 11/15/19 (FGIC Insured)	5,200	5,685
Series 2005 C, 5% 11/15/11	2,750	2,822
Series 2010 B2, 4% 11/15/14	2,830	3,006
New York State Energy Research & Dev. Auth. Facilities Rev. Bonds (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A, 1.45%, tender 11/1/12 (c)(f)	26,400	26,460
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund:
Series 2008 A, 5% 4/1/13	$ 2,600	$ 2,811
Series 2010 A, 5% 4/1/17	1,000	1,128
New York Thruway Auth. Svc. Contract Rev. Series 2002, 5.5% 4/1/11	10,000	10,000
New York Urban Dev. Corp. Rev.:
Series 2005 A, 5% 1/1/12	5,015	5,175
Series 2009 C:
5% 12/15/15	6,500	7,385
5% 12/15/16	17,000	19,642
Niagara County Indl. Dev. Agcy. Solid Waste Disp. Rev. Bonds Series 2001 C, 5.625%, tender 11/15/14 (c)(f)	2,450	2,490
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100) (g)	5,760	6,075
Tobacco Settlement Fing. Corp.:
Series 2003 A1:
5.5% 6/1/14	1,005	1,008
5.5% 6/1/17	6,000	6,026
Series 2003B 1C:
5.5% 6/1/15	1,300	1,304
5.5% 6/1/17	4,200	4,218
Triborough Bridge & Tunnel Auth. Revs. Series Y, 5.5% 1/1/17 (Escrowed to Maturity) (g)	6,470	7,403
		609,570
New York & New Jersey - 0.1%
Port Auth. of New York & New Jersey 124th Series, 5% 8/1/13 (FGIC Insured) (f)	1,200	1,202
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	4,100	4,272
		5,474
North Carolina - 1.1%
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 A, 5% 1/15/12	400	412
Mecklenburg County Pub. Facilities Corp. Series 2009:
5% 3/1/16	5,870	6,651
5% 3/1/18	1,500	1,696
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
Nash Health Care Sys. Health Care Facilities Rev. Series 2003:
5% 11/1/13 (FSA Insured)	$ 1,500	$ 1,605
5% 11/1/15 (FSA Insured)	1,600	1,723
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2010 A:
5% 1/1/15	4,000	4,371
5% 1/1/16	6,035	6,626
North Carolina Grant Anticipation Rev. Series 2009, 5% 3/1/15	1,250	1,400
North Carolina Med. Care Commission Hosp. Rev. (North Carolina Baptist Hosp. Proj.) Series 2010:
5% 6/1/15	1,500	1,649
5% 6/1/16	1,000	1,095
5% 6/1/17	3,220	3,500
5% 6/1/18	3,820	4,129
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 1998 A, 5.5% 1/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,675	4,090
		38,947
North Dakota - 0.1%
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) Series 2005:
5% 12/1/11 (Assured Guaranty Corp. Insured)	1,575	1,604
5% 12/1/15 (Assured Guaranty Corp. Insured)	1,825	1,946
		3,550
Ohio - 3.0%
Columbus City School District (School Facilities Construction and Impt. Proj.) Series 2009 B, 4% 12/1/16	1,000	1,081
Hamilton County Student Hsg. Rev. (Stratford Heights Proj.) Series 2010:
5% 6/1/15 (Assured Guaranty Corp. Insured)	760	834
5% 6/1/16 (Assured Guaranty Corp. Insured)	1,105	1,220
5% 6/1/17 (Assured Guaranty Corp. Insured)	1,160	1,279
Montgomery County Rev. Bonds (Catholic Health Initiatives Proj.) Series 2008 C2, 4.1%, tender 11/10/11 (c)	2,700	2,759
Ohio Air Quality Dev. Auth. Rev. Bonds:
(FirstEnergy Nuclear Generation Corp. Proj.) Series 2008 C, 7.25%, tender 11/1/12 (c)(f)	9,000	9,627
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Air Quality Dev. Auth. Rev. Bonds: - continued
(Ohio Pwr. Co. Proj.) Series 2010 A, 3.25%, tender 6/2/14 (c)	$ 5,500	$ 5,531
Ohio Bldg. Auth.:
(Administrative Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	5,955	6,575
5% 10/1/15	6,505	7,244
Series 2010 C:
4% 10/1/15	3,200	3,435
5% 10/1/16	1,250	1,405
(Adult Correctional Bldg. Fund Proj.):
Series 2009 B:
5% 10/1/14	2,055	2,269
5% 10/1/15	4,535	5,050
Series 2010 A, 5% 10/1/15	1,185	1,322
Ohio Gen. Oblig.:
(Common Schools Proj.):
Series 2010 A, 5% 9/15/17	2,600	2,963
Series 2010 B, 5% 9/15/15	19,080	21,598
(Higher Ed. Proj.):
Series 2005 C, 5% 8/1/13	4,495	4,900
Series 2010 A, 5% 8/1/17	3,290	3,745
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 A, 5% 1/1/15	2,000	2,202
(Univ. Hosp. Health Sys. Proj.) Series 2010 A:
5% 1/15/15	500	535
5% 1/15/17	1,000	1,050
Ohio State Univ. Gen. Receipts Series 2010 A, 5% 12/1/16	5,000	5,723
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds:
(First Energy Nuclear Generation Corp. Proj.) Series 2005 B, 3.375%, tender 1/1/34 (c)	5,000	4,858
(FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	7,225	7,660
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008:
5% 12/1/12	1,950	2,044
5% 12/1/13	875	929
5% 12/1/14	2,275	2,432
		110,270
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Oklahoma - 0.6%
Cherokee County Econ. Dev. Auth. Series A, 0% 11/1/11 (Escrowed to Maturity) (g)	$ 1,000	$ 997
Grand River Dam Auth. Rev. Series 1995, 6.25% 6/1/11 (AMBAC Insured)	8,940	9,013
Oklahoma Dev. Fin. Auth. (Pub. Svc. Co. of Oklahoma Proj.) Series 2009, 5.25% 6/1/14	2,700	2,842
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series 2008 B, 5% 8/15/14	1,660	1,828
Oklahoma Dev. Fin. Auth. Rev. (Saint John Health Sys. Proj.) Series 2007, 5% 2/15/13	405	424
Tulsa County Indl. Auth. Edl. Facilities Lease Rev. (Jenks Pub. Schools Proj.) Series 2009, 5.5% 9/1/18	5,215	6,026
		21,130
Oregon - 0.6%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 C, 5%, tender 7/15/14 (c)	2,500	2,704
Gilliam County Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) Series 2000 A, 3.5%, tender 5/1/13 (c)(f)	5,300	5,401
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Series 2004 B, 5% 5/1/11 (FSA Insured)	1,000	1,003
Oregon Facilities Auth. Rev. (Legacy Health Sys. Proj.) Series 2009 A:
5% 3/15/13	1,000	1,055
5% 3/15/14	595	636
5% 3/15/15	2,500	2,689
5% 3/15/16	1,750	1,881
Tri-County Metropolitan Trans. District Rev. Series 2006, 5% 5/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	5,014
		20,383
Pennsylvania - 4.7%
Allegheny County Arpt. Auth. Rev. Series A:
5% 1/1/14 (FSA Insured) (f)	1,350	1,405
5% 1/1/15 (FSA Insured) (f)	1,000	1,038
5% 1/1/16 (FSA Insured) (f)	1,000	1,033
Allegheny County Arpt. Rev. (Pittsburgh Int'l. Arpt. Proj.) Series A1, 5.75% 1/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	1,300	1,320
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series 2008 A, 5% 9/1/12	6,615	6,973
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Allegheny County Hosp. Dev. Auth. Rev.: - continued
(Pittsburgh Med. Ctr. Proj.):
Series 2008 B, 5% 6/15/14	$ 1,385	$ 1,515
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4% 8/15/15	1,385	1,478
5% 8/15/14	1,955	2,143
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 1/1/35 (c)	2,000	1,958
Delaware County Auth. Hosp. Rev. (Crozer Keystone Oblig. Group Proj.) Series B, 5% 12/15/11	2,835	2,858
Franklin County Indl. Dev. Auth. (The Chambersburg Hosp. Proj.) Series 2010:
5% 7/1/16	1,000	1,072
5% 7/1/17	1,255	1,331
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 2009 A, 5% 6/1/17	2,200	2,337
Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev. (City of Philadelphia Fdg. Prog.) Series 2009, 5% 6/15/15	10,600	11,887
Pennsylvania Tpk. Commission Tpk. Rev. Series 2009 B, 5% 12/1/17	12,500	13,918
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series A, 5% 8/1/15	2,100	2,233
Philadelphia Gen. Oblig.:
Series 2007 A:
5% 8/1/11 (FSA Insured)	3,570	3,612
5% 8/1/12 (FSA Insured)	5,000	5,235
Series 2008 A:
5% 12/15/14 (FSA Insured)	5,370	5,821
5% 12/15/15 (FSA Insured)	5,000	5,430
5% 12/15/16 (FSA Insured)	7,275	7,908
Philadelphia Muni. Auth. Rev. Series 2003 B, 5.25% 11/15/11 (FSA Insured)	3,400	3,487
Philadelphia School District:
Series 2005 B, 5% 4/1/11 (AMBAC Insured)	2,160	2,160
Series 2005 D, 5.25% 6/1/12 (FSA Insured)	1,465	1,533
Series 2010 C:
5% 9/1/15	13,200	14,287
5% 9/1/16	13,610	14,739
Philadelphia Wtr. & Wastewtr. Rev. Series 2010 A:
5% 6/15/15	15,000	16,566
5% 6/15/16	6,000	6,646
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pittsburgh & Allegheny County Sports & Exhibition Auth. Series 2010:
5% 2/1/15 (Assured Guaranty Corp. Insured)	$ 4,580	$ 4,970
5% 2/1/16 (Assured Guaranty Corp. Insured)	5,620	6,102
Pittsburgh School District:
Series 2009 A:
3% 9/1/12 (Assured Guaranty Corp. Insured)	1,300	1,336
3% 9/1/14 (Assured Guaranty Corp. Insured)	1,640	1,694
Series 2010 A:
4% 9/1/15 (Assured Guaranty Corp. Insured)	1,450	1,545
5% 9/1/16 (Assured Guaranty Corp. Insured)	1,685	1,878
Saint Mary Hosp. Auth. Health Sys. Rev. (Catholic Health East Proj.) Series 2010 B:
5% 11/15/13	2,465	2,654
5% 11/15/14	4,690	5,116
5% 11/15/15	2,420	2,655
Unionville-Chadds Ford School District Gen. Oblig. Series 2009, 5% 6/1/20	1,190	1,315
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series K, 0% 7/1/12 (Escrowed to Maturity) (g)	2,355	2,318
		173,506
Puerto Rico - 0.3%
Puerto Rico Govt. Dev. Bank Series 2006 B:
5% 12/1/11	1,040	1,067
5% 12/1/12	1,000	1,044
Univ. of Puerto Rico:
Series P, 5% 6/1/11	5,760	5,795
Series Q, 5% 6/1/11	4,825	4,854
		12,760
Rhode Island - 0.3%
Rhode Island & Providence Plantations Series 2010 A, 5% 10/1/12	2,250	2,393
Rhode Island Econ. Dev. Corp. Rev. (Dept. of Trans. Proj.) Series 2009 A:
5% 6/15/15 (Assured Guaranty Corp. Insured)	2,010	2,226
5% 6/15/16 (Assured Guaranty Corp. Insured)	6,625	7,355
		11,974
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
South Carolina - 0.1%
South Carolina Jobs-Econ. Dev. Auth. (Anmed Health Proj.) Series 2010:
5% 2/1/16	$ 2,000	$ 2,152
5% 2/1/17	2,300	2,451
		4,603
South Dakota - 0.1%
South Dakota Health & Edl. Facilities Auth. Rev. (Reg'l. Health Proj.) Series 2010:
5% 9/1/14	625	686
5% 9/1/15	680	748
5% 9/1/16	500	546
5% 9/1/17	490	529
		2,509
Tennessee - 0.5%
Elizabethton Health & Edl. Facilities Board Rev. (First Mtg. Prog.) Series 2000 B, 6% 7/1/11 (Escrowed to Maturity) (g)	2,005	2,025
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5% 4/1/13	1,000	1,056
Memphis Elec. Sys. Rev. 5% 12/1/14	5,000	5,607
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2010 B, 5% 7/1/16 (f)	1,730	1,846
Metropolitan Nashville Arpt. Auth. Rev. Series 2010 A:
5% 7/1/16	1,815	2,017
5% 7/1/17	1,100	1,214
Shelby County Health Edl. & Hsg. Facilities Board Rev. Series 2004 A, 5% 9/1/15	3,125	3,445
		17,210
Texas - 6.4%
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.25% 8/1/15	2,585	2,903
Austin Convention Enterprises, Inc. (Convention Ctr. Proj.):
Series 2006 A, 6% 1/1/14	1,420	1,463
Series 2006 B:
6% 1/1/12	500	508
6% 1/1/13	1,270	1,305
Austin Elec. Util. Sys. Rev.:
Series 2007, 5% 11/15/11 (FSA Insured)	4,000	4,113
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Austin Elec. Util. Sys. Rev.: - continued
Series A, 5% 11/15/15	$ 1,000	$ 1,124
Austin Independent School District Series 2004, 5% 8/1/17	1,450	1,676
Austin Wtr. & Wastewtr. Sys. Rev. Series 2009 A, 5% 11/15/15	2,250	2,547
Brownsville Independent School District Series 2005, 5% 8/15/11	1,430	1,454
Brownsville Util. Sys. Rev. Series 2008 A, 5% 9/1/15 (FSA Insured)	2,665	2,997
Bryan Wtrwks. & Swr. Sys. Rev. Series 2001, 5.5% 7/1/11 (FSA Insured)	1,500	1,518
Carroll Independent School District Series 2009 C, 5.25% 2/15/19	1,000	1,146
Corpus Christi Independent School District 4% 8/15/14	10,140	10,971
Dallas Fort Worth Int'l. Arpt. Rev. Series 2009 A:
5% 11/1/14	2,500	2,749
5% 11/1/15	5,000	5,523
Denton County Gen. Oblig. Series 2005 A, 5% 7/15/11 (FSA Insured)	3,065	3,105
Fort Worth Independent School District:
Series 2005, 5% 2/15/12	1,500	1,560
Series 2009, 5% 2/15/16	3,690	4,200
Frisco Gen. Oblig. Series 2004, 5.25% 2/15/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,380	1,531
Grapevine Gen. Oblig.:
Series 2009 A, 5% 2/15/15	2,215	2,458
Series 2009, 5% 2/15/16	1,375	1,554
Harris County Cultural Ed. Facilities Fin. Corp. Thermal Util. Rev. (TECO Proj.) Series 2009 A:
5% 11/15/12	1,000	1,062
5% 11/15/14	1,000	1,107
5% 11/15/16	500	560
Harris County Gen. Oblig. (Road Proj.) Series 2008 B:
5% 8/15/13	1,000	1,089
5% 8/15/14	1,075	1,192
Houston Arpt. Sys. Rev. Series A:
5% 7/1/15	2,070	2,272
5% 7/1/16	1,080	1,191
Houston Cmnty. College Sys. Rev. Series 2005:
5.25% 4/15/11 (FSA Insured)	3,030	3,034
5.25% 4/15/12 (FSA Insured)	2,000	2,096
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Gen. Oblig.:
Series 2004 A, 5.25% 3/1/14 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 2,855	$ 3,185
Series 2007 B, 5% 3/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,575	3,720
Series A, 5% 3/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,500	8,074
Houston Independent School District Series 2005 A, 0% 2/15/16	4,500	3,994
Houston Util. Sys. Rev.:
Bonds Series 2005 C1, 5%, tender 5/15/11 (AMBAC Insured) (c)	5,100	5,127
Series 2005 A, 5.25% 11/15/11 (FSA Insured)	4,430	4,562
Humble Independent School District Series 2009, 4% 2/15/13	400	421
Katy Independent School District Series A, 5.25% 2/15/12	2,000	2,085
Keller Independent School District 5% 2/15/14	3,750	4,130
Klein Independent School District Series 2009 A, 5% 8/1/16	2,195	2,514
Leander Independent School District Series 2001, 6% 8/15/14	1,850	2,136
Lewisville Independent School District Series 2009, 5% 8/15/17	1,170	1,339
Lone Star College Sys. Gen. Oblig. Series 2010 A, 5% 8/15/22	2,500	2,589
Lower Colorado River Auth. Rev. Series 2010:
5% 5/15/15	2,125	2,372
5% 5/15/16	2,360	2,659
5% 5/15/17	2,805	3,163
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2010, 5% 5/15/18	3,140	3,488
Lubbock Gen. Oblig. Series 2005, 5% 2/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,850	1,985
Magnolia Independent School District Series 2005, 8% 8/15/11 (FGIC Insured)	1,210	1,239
Mansfield Independent School District Series 2009, 4% 2/15/17	1,840	1,985
North Texas Tollway Auth. Rev. Bonds Series 2008 H2, 5%, tender 1/1/13 (c)	5,000	5,316
Northside Independent School District Bonds:
Series 2009, 2.1%, tender 6/1/11 (c)	4,900	4,909
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Northside Independent School District Bonds: - continued
1.5%, tender 8/1/12 (c)	$ 12,500	$ 12,602
San Antonio Muni. Drainage Util. Sys. Rev. Series 2005, 5.25% 2/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,545	1,606
San Jacinto Cmnty. College District Series 2009:
5% 2/15/15	2,500	2,769
5% 2/15/16	2,000	2,230
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2009, 5% 10/1/16	5,795	6,559
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009:
5% 11/15/11	1,665	1,706
5% 11/15/12	1,950	2,072
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 A, 5.75% 7/1/18 (Assured Guaranty Corp. Insured)	5,000	5,385
Texas Gen. Oblig. 0% 10/1/13	6,500	6,233
Texas Muni. Pwr. Agcy. Rev. Series 2010:
4% 9/1/14	1,000	1,072
5% 9/1/15	835	932
5% 9/1/16	750	838
Texas Pub. Fin. Auth. Rev. Series 2010 A, 5% 1/1/16	7,865	8,911
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/12	4,000	4,182
Texas Wtr. Dev. Board Rev. Series 2007 B, 5% 7/15/11	2,780	2,817
Titus County Fresh Wtr. Supply District #1 Poll. Cont. Rev. (Southwestern Elec. Pwr. Co. Proj.) Series 2008, 4.5% 7/1/11	3,000	3,017
Tomball Independent School District 5% 2/15/17 (Assured Guaranty Corp. Insured)	1,105	1,253
Travis County Gen. Oblig. 5.25% 3/1/12	4,125	4,309
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2008, 5% 8/1/13	6,135	6,667
Univ. of North Texas Univ. Rev. Series A, 5% 4/15/14	1,000	1,103
Univ. of Texas Board of Regents Sys. Rev. Series 2003 B, 5% 8/15/33 (Pre-Refunded to 8/15/13 @ 100) (g)	15,000	16,459
		233,722
Utah - 0.3%
Salt Lake County Wtr. Conservancy District Rev. Series A:
0% 10/1/11 (AMBAC Insured)	3,800	3,775
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Salt Lake County Wtr. Conservancy District Rev. Series A: - continued
0% 10/1/12 (AMBAC Insured)	$ 3,800	$ 3,719
0% 10/1/13 (AMBAC Insured)	3,760	3,579
Utah Bldg. Ownership Auth. Lease Rev. (State Facilities Master Lease Prog.) Series A, 5% 5/15/11	1,700	1,709
		12,782
Vermont - 0.1%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev. (Fletcher Allen Health Care Proj.) Series 2004 B, 5% 12/1/15 (FSA Insured)	2,225	2,387
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Series 2009 B, 5% 10/1/15	5,000	5,361
Virginia - 0.5%
Amelia County Indl. Dev. Auth. Solid Waste Disp. Rev. Bonds (Waste Mgmt., Inc. Proj.) 3.375%, tender 4/1/13 (c)(f)	5,900	5,990
Chesapeake Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Elec. & Pwr. Co. Proj.) Series 2008 A, 3.6%, tender 2/1/13 (c)	1,800	1,834
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	8,000	8,594
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 4.05%, tender 5/1/14 (c)	1,800	1,893
		18,311
Washington - 1.1%
Chelan County Pub. Util. District #1 Rev. Series 2004 B, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,190	1,202
Energy Northwest Elec. Rev. (#3 Proj.) Series 2009 A, 5% 7/1/14	4,000	4,461
King County Highline School District # 401 Series 2009:
5% 12/1/16	6,350	7,243
5% 12/1/17	2,950	3,365
King County School District #409, Tahoma 5% 6/1/11 (FSA Insured)	1,740	1,752
Port of Seattle Passenger Facilities Charge Rev. Series 2010 B, 5% 12/1/16 (f)	2,500	2,693
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Port of Seattle Rev.:
Series 2001 D, 5.75% 11/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (f)	$ 3,640	$ 3,803
Series 2010 C:
5% 2/1/16 (f)	2,000	2,171
5% 2/1/17 (f)	2,500	2,708
Seattle Muni. Lt. & Pwr. Rev. Series 2010 B, 5% 2/1/17	2,000	2,273
Spokane County Wastewtr. Sys. Rev. Series 2009 A, 5% 12/1/15	1,710	1,942
Vancouver Wtr. & Swr. Rev. 5.25% 6/1/11 (FSA Insured)	1,000	1,008
Washington Gen. Oblig. Series A, 5% 7/1/11 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000	1,011
Washington Health Care Facilities Auth. Rev. (MultiCare Health Sys. Proj.) Series 2010 A:
5% 8/15/13	2,000	2,131
5% 8/15/14	2,000	2,152
		39,915
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. Bonds Series 2011 A, 2%, tender 8/1/12 (c)(f)	9,000	9,015
Wisconsin - 1.4%
Milwaukee County Arpt. Rev. Series 2010 B, 5% 12/1/15 (f)	1,720	1,841
Wisconsin Gen. Oblig.:
Series 2005 1, 5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	6,325	7,124
Series 2009 C, 4% 5/1/14	3,365	3,636
Series 2010 1:
5% 5/1/14	5,750	6,385
5% 5/1/15	8,005	9,016
5% 5/1/16	10,000	11,357
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010, 5% 7/1/16	1,175	1,231
(Aurora Health Care, Inc. Proj.) Series 2010 A, 5% 4/15/17	1,500	1,558
(Marshfield Clinic Proj.) Series 2006 A, 5% 2/15/13	875	894
(Mercy Alliance, Inc. Proj.) Series 2010 A, 3% 6/1/11	1,250	1,253
(Thedacare, Inc. Proj.) Series 2010:
4% 12/15/13	1,035	1,079
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
Wisconsin - continued
Wisconsin Health & Edl. Facilities Auth. Rev.: - continued
(Thedacare, Inc. Proj.) Series 2010:
5% 12/15/15	$ 1,105	$ 1,202
5% 12/15/16	1,440	1,558
5% 12/15/17	1,540	1,642
(Wheaton Franciscan Healthcare Sys. Proj.):
Series 2002, 5.75% 8/15/11	1,000	1,013
Series 2006 A, 5% 8/15/11	1,315	1,323
		52,112
TOTAL MUNICIPAL BONDS (Cost $3,257,068)		3,309,012
Municipal Notes - 0.6%

Florida - 0.2%
Cape Coral Wtr. & Swr. Rev. BAN Series 2009, 6% 10/1/11	7,600	7,738
Pennsylvania - 0.4%
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. (Pennsylvania Elec. Co. Proj.) 2.25% tender 4/1/11, CP mode	15,000	15,000
TOTAL MUNICIPAL NOTES (Cost $22,600)		22,738
Money Market Funds - 8.4%
	Shares
Fidelity Municipal Cash Central Fund, 0.23% (d)(e) (Cost $307,603)	307,602,900	307,603
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $3,587,271)		3,639,353
NET OTHER ASSETS (LIABILITIES) - 1.0%		35,725
NET ASSETS - 100%		$ 3,675,078
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(g) Security collateralized by an amount sufficient to pay interest and principal.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 90
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 3,331,750	$ -	$ 3,331,750	$ -
Money Market Funds	307,603	307,603	-	-
Total Investments in Securities:	$ 3,639,353	$ 307,603	$ 3,331,750	$ -
Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $3,587,256,000. Net unrealized appreciation aggregated $52,097,000, of which $64,042,000 related to appreciated investment securities and $11,945,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Municipal Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 31, 2011